UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: MARCH 31, 2014

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 40 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about its Trustees.

Market Overview
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Dear Investor:

We are pleased to provide you with our report for the six-month period ended March 31, 2014. During the period, the U.S. economy continued to recover, although in fits and starts. Growth in the fourth quarter of 2013 was 2.6%, falling to a meager 0.1% in the first quarter of 2014 – which some economists blamed on inclement winter weather throughout much of the U.S. Meanwhile, the unemployment rate fell to 6.7% by March 2014, its lowest rate since October 2008.

Inflation remained low, with the consumer-price index staying at or below 1.5%. Consumer spending slowed over the six-month period, only to rebound to a four-and-a-half year record gain of 0.9% by March. The gradual pullback of the Federal Reserve’s (the “Fed’s”) stimulus program, which is expected to end by late 2014, and concerns over rate hikes in 2015 tempered financial markets in the first few months of the year.

Equity Markets

Equities posted positive results during the reporting period. Stocks ended 2013 with a strong rally in the calendar fourth quarter, capping a spectacular year, as the S&P 500 Index concluded with a 32.4% gain on a total return basis. The first half of the reporting period (4Q -2013) ended with gains of 10.5%, as strong corporate profit growth and positive economic news lifted the equity markets. As 2014 began, the equity markets took a brief pause, and after losing 5.7% between January 15 and February 3 of this year, the markets recovered during the balance of February and March, ending the first quarter of the year in positive territory. The S&P 500 ended the second half of the reporting period with a gain of 1.8% and most of the market averages wound up being positive as well, despite the fact that there was definitely more volatility within this portion of the reporting period. Overall markets were up 12.5% for the six month period.

Three basic factors impacted the markets’ slower performance during the last three months of the reporting period, beginning with very cold and stormy weather in the U.S., which dampened economic activity, affecting housing, industrial and transportation stocks, all of which had a harder time until temperatures started climbing in March. Secondly, the move of Russia’s military into Crimea in the Ukraine caused increased global volatility, mainly impacting Russian markets, which traded off and created a temporary cascading effect around the globe. Thirdly, China’s slowing economic situation – from low double digit growth to the high single digits – also had a ripple effect in the global marketplace. This was mainly due to tighter lending practices, more regulation and a crackdown on corruption coming from China’s new leadership in the wake of a housing bubble, all of which has put downward pressure on growth.

1

Market Overview (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

The overall U.S. economy grew a little more than 2% during this period. All sectors within equities posted positive results for the six months. Among sectors, the prolonged cold weather most impacted consumer spending, which affected consumer discretionary stocks (retail, wholesale, apparel, travel & leisure) which were weaker on a relative basis during the period; consumer staples were also poorer performers, while energy, telecom and utilities stocks also lagged. On the positive side, healthcare and technology stocks were very strong. Other sectors posted more modest gains, including materials, industrials and financials.

Bond Markets

Benchmark U.S. Treasury rates moved slightly higher during the review period. The first half of the review period saw the continuation of an increase in interest rates that had begun in May as the market grappled with the beginning of the end of the Fed’s very accommodative monetary policy. Treasury yields ended the year at their highest level since mid-2011. The second half of the review period saw a reversal of the bond market’s sell-off as the severe winter depressed economic activity, there was slowed growth in China, and the confrontation in the Ukraine led to a flight-to-safety into U.S. Treasury securities. For the review period, the 10-year Treasury yield increased from 2.6% to 2.7%. The 2-year Treasury yield, which is anchored by the Fed’s commitment to keep short-term rates very low, moved from 0.3% to 0.4%.

The broad bond market gained 1.7% during the reporting period, according to the Bank of America Merrill Lynch U.S. Broad Market Index. Riskier sectors had the best returns, benefiting from their higher yields and a tightening of spreads versus Treasury securities. Specifically, high yield bonds gained 6.6%, followed by investment grade corporate bonds at 4.0%. Non-U.S. government bonds had a relatively strong return of 1.8%. Mortgage-backed bonds were negatively affected by the tapering of the Fed’s quantitative easing program (a program which has involved large-scale purchases of bonds to depress interest rates), returning 1.1%. Reflecting the impact of higher interest rates, the Treasury sector lagged the broad bond market with a 0.7% return. Lastly, money market rates remained close to zero as the Fed maintained its commitment to keep short-term interest rates at an exceptionally low level.

2

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

This Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or as an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. The historically low interest rate environment increases the risks associated with a rise in interest rates, including the potential for periods of volatility and increased redemptions. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/ or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your Fund.

3

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2013, and held for the entire six-month period ended March 31, 2014. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares of a Fund, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads or account fees that are charged to certain types of accounts, such as an annual custodial fee of $15 for certain IRA accounts and certain other retirement accounts or an annual custodial fee of $30 for 403(b) custodial accounts (subject to exceptions and certain waivers as described in the Funds’ Statement of Additional Information). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/13)	(3/31/14)	(10/1/13–3/31/14)*
Class A Shares	0.08%
Actual		$1,000.00	$1,000.00	$0.40
Hypothetical**		$1,000.00	$1,024.53	$0.40
Class B Shares	0.08%
Actual		$1,000.00	$1,000.00	$0.40
Hypothetical**		$1,000.00	$1,024.53	$0.40
Institutional Class Shares	0.08%
Actual		$1,000.00	$1,000.00	$0.40
Hypothetical**		$1,000.00	$1,024.53	$0.40

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of investments.

5

Portfolio of Investments
CASH MANAGEMENT FUND
March 31, 2014

Principal		Interest
Amount	Security	Rate	*	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—64.1%
	Federal Home Loan Bank:
$ 1,405M	4/2/2014	0.09%		$ 1,404,996
7,300M	4/4/2014	0.11		7,299,933
4,000M	4/9/2014	0.06		3,999,951
2,270M	4/9/2014	0.07		2,269,965
3,000M	4/23/2014	0.06		2,999,890
5,000M	4/25/2014	0.05		4,999,833
6,000M	4/30/2014	0.07		5,999,686
2,700M	5/2/2014	0.08		2,699,826
5,000M	5/9/2014	0.06		4,999,710
3,100M	5/14/2014	0.05		3,099,815
4,000M	5/14/2014	0.06		3,999,713
2,200M	5/21/2014	0.07		2,199,786
5,000M	5/21/2014	0.12		4,999,201
3,100M	5/23/2014	0.12		3,099,485
1,000M	5/28/2014	0.06		999,905
3,150M	5/30/2014	0.07		3,149,639
1,250M	5/30/2014	0.10		1,249,801
2,700M	6/6/2014	0.08		2,699,629
2,894M	6/6/2014	0.11		2,893,416
3,200M	6/6/2014	0.12		3,199,296
2,446M	6/13/2014	0.08		2,445,628
4,000M	6/13/2014	0.09		3,999,270
1,261M	6/18/2014	0.08		1,260,795
2,000M	7/9/2014	0.10		1,999,450
1,200M	8/6/2014	0.09		1,199,640
	Freddie Mac:
4,000M	5/9/2014	0.07		3,999,704
5,000M	6/17/2014	0.06		4,999,358
2,240M	7/11/2014	0.10		2,239,371
Total Value of U.S. Government Agency Obligations (cost $90,406,692)				90,406,692
	CORPORATE NOTES—22.4%
	Coca-Cola Co.:
1,500M	6/19/2014 (a)	0.10		1,499,671
1,650M	6/24/2014 (a)	0.10		1,649,615
3,000M	8/19/2014 (a)	0.17		2,998,016
6,000M	Honeywell International, Inc., 5/19/2014 (a)	0.10		5,999,200
5,000M	McDonald’s Corp., 6/25/2014 (a)	0.09		4,998,938

6

Principal		Interest
Amount	Security	Rate	*	Value
	CORPORATE NOTES (continued)
$ 4,000M	Pfizer, Inc., 5/29/2014 (a)	0.07		$ 3,999,549
5,000M	Procter & Gamble Co., 6/11/2014 (a)	0.10		4,999,014
5,500M	Wal-Mart Stores, Inc., 5/12/2014 (a)	0.08		5,499,499
Total Value of Corporate Notes (cost $31,643,502)				31,643,502
	VARIABLE AND FLOATING RATE NOTES—8.2%
5,700M	Mississippi Business Finance Corp.
	(Chevron USA, Inc.), 12/1/2030	0.07		5,700,000
5,835M	Valdez, Alaska Marine Terminal Rev.
	(Exxon Pipeline Co., Project B), 12/1/2033	0.07		5,835,000
Total Value of Variable and Floating Rate Notes (cost $11,535,000)				11,535,000
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—5.0%
7,000M	U.S. Treasury Bills, 6/12/2014 (cost $6,999,300)	0.05		6,999,300
Total Value of Investments (cost $140,584,494)**	99.7%			140,584,494
Other Assets, Less Liabilities	.3			384,757
Net Assets	100.0%			$140,969,251

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2014.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).

7

Portfolio of Investments (continued)
CASH MANAGEMENT FUND
March 31, 2014

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$90,406,692	$—	$90,406,692
Corporate Notes	—	31,643,502	—	31,643,502
Variable and Floating Rate Notes:
Municipal Bonds	—	11,535,000	—	11,535,000
Short-Term U.S. Government
Obligations	—	6,999,300	—	6,999,300
Total Investments in Securities	$—	$140,584,494	$—	$140,584,494

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

8	See notes to financial statements

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/13)	(3/31/14)	(10/1/13–3/31/14)*
Class A Shares	1.07%
Actual		$1,000.00	$1,004.77	$5.35
Hypothetical**		$1,000.00	$1,019.59	$5.39
Class B Shares	1.89%
Actual		$1,000.00	$1,000.26	$9.43
Hypothetical**		$1,000.00	$1,015.51	$9.50
Advisor Class Shares	0.84%
Actual		$1,000.00	$1,003.47	$4.20
Hypothetical**		$1,000.00	$1,020.74	$4.23
Institutional Class Shares	0.64%
Actual		$1,000.00	$1,006.14	$3.20
Hypothetical**		$1,000.00	$1,021.74	$3.23

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of investments.

9

Portfolio of Investments
GOVERNMENT FUND
March 31, 2014

Principal
Amount	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—67.7%
	Fannie Mae—30.0%
$ 6,682M	2.5%, 9/1/2023 – 11/1/2023	$ 6,855,330
13,546M	3%, 8/1/2022 – 7/1/2023	14,075,895
16,116M	3.5%, 10/1/2025 – 5/1/2033	16,799,435
42,959M	4%, 8/1/2026 – 10/1/2041 (a)	45,394,770
11,542M	4.5%, 11/1/2040 – 1/1/2042	12,431,215
7,734M	5%, 8/1/2039 – 4/1/2040	8,464,661
3,855M	5.5%, 7/1/2033 – 10/1/2039	4,286,248
		108,307,554
	Freddie Mac—3.1%
2,217M	3.5%, 9/1/2032	2,316,170
6,005M	4%, 11/1/2040	6,320,858
2,199M	5%, 8/1/2039	2,428,517
		11,065,545
	Government National Mortgage Association I
	Program—34.6%
7,031M	4%, 11/15/2025 – 6/15/2042	7,505,717
22,053M	4.5%, 9/15/2033 – 6/15/2040	23,943,854
36,451M	5%, 6/15/2033 – 5/15/2040	40,252,372
22,679M	5.5%, 3/15/2033 – 10/15/2039	25,464,068
20,207M	6%, 3/15/2031 – 5/15/2040	22,945,926
1,766M	6.5%, 6/15/2034 – 3/15/2038	1,993,351
2,206M	7%, 6/15/2023 – 4/15/2034	2,443,121
		124,548,409
Total Value of Residential Mortgage-Backed Securities (cost $238,099,251)		243,921,508
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—15.8%
	Fannie Mae:
21,000M	1.875%, 9/18/2018	21,229,719
23,250M	1.625%, 11/27/2018	23,181,064
7,000M	Federal Farm Credit Bank, 2.79%, 11/12/2020	7,051,646
5,000M	Freddie Mac, 3.75%, 3/27/2019	5,460,005
Total Value of U.S. Government Agency Obligations (cost $56,870,434)		56,922,434

10

Principal
Amount	Security	Value
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES—4.8%
	Fannie Mae—3.4%
$ 2,938M	2.27%, 1/1/2023	$ 2,796,540
1,300M	2.96%, 11/1/2018	1,366,568
2,973M	3.76%, 4/1/2018	3,206,243
4,500M	3.84%, 5/1/2018	4,872,056
		12,241,407
	Federal Home Loan Mortgage Corporation—1.4%
5,000M	Multi Family Structured Pass Through 2.13%, 1/25/2019	5,030,715
Total Value of Commercial Mortgage-Backed Securities (cost $17,629,525)		17,272,122
	U.S. GOVERNMENT OBLIGATIONS—4.7%
	U.S. Treasury Notes:
8,000M	1.5%, 12/31/2018	7,940,312
9,000M	1.25%, 1/31/2019	8,818,596
Total Value of U.S. Government Obligations (cost $16,823,893)		16,758,908
	COLLATERALIZED MORTGAGE
	OBLIGATIONS—3.4%
	Fannie Mae—2.1%
7,603M	3%, 2/25/2024	7,775,766
	Freddie Mac—1.3%
4,442M	3%, 8/15/2039	4,641,030
Total Value of Collateralized Mortgage Obligations (cost $12,747,373)		12,416,796
	CORPORATE BONDS—1.1%
	Financials
4,121M	Excalibur One 77B, LLC, 1.492%, 1/1/2025 (cost $4,101,276)	3,905,324
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—5.5%
20,000M	U.S. Treasury Bills, 0.055%, 4/17/2014 (cost $19,999,511)	19,999,511
Total Value of Investments (cost $366,271,263)	103.0%	371,196,603
Excess of Liabilities Over Other Assets	(3.0)	(10,817,360)
Net Assets	100.0%	$360,379,243

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1G).

11

Portfolio of Investments (continued)
GOVERNMENT FUND
March 31, 2014

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$—	$243,921,508	$—	$243,921,508
U.S. Government Agency
Obligations	—	56,922,434	—	56,922,434
Commercial Mortgage-Backed
Securities	—	17,272,122	—	17,272,122
U.S. Government Obligations	—	16,758,908	—	16,758,908
Collateralized Mortgage
Obligations	—	12,416,796	—	12,416,796
Corporate Bonds	—	3,905,324	—	3,905,324
Short-Term U.S. Government
Obligations	—	19,999,511	—	19,999,511
Total Investments in Securities	$—	$371,196,603	$—	$371,196,603

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

12	See notes to financial statements

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/13)	(3/31/14)	(10/1/13–3/31/14)*
Class A Shares	1.05%
Actual		$1,000.00	$1,032.43	$5.32
Hypothetical**		$1,000.00	$1,019.69	$5.29
Class B Shares	1.93%
Actual		$1,000.00	$1,027.14	$9.75
Hypothetical**		$1,000.00	$1,015.31	$9.70
Advisor Class Shares	0.83%
Actual		$1,000.00	$1,031.91	$4.20
Hypothetical**		$1,000.00	$1,020.79	$4.18
Institutional Class Shares	0.63%
Actual		$1,000.00	$1,034.28	$3.20
Hypothetical**		$1,000.00	$1,021.79	$3.18

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of investments.

13

Portfolio of Investments
INVESTMENT GRADE FUND
March 31, 2014

Principal
Amount	Security	Value
	CORPORATE BONDS—96.4%
	Aerospace/Defense—.3%
$ 1,800M	BAE Systems Holdings, Inc., 4.95%, 6/1/2014 (a)	$ 1,812,321
	Agriculture—.6%
2,725M	Cargill, Inc., 6%, 11/27/2017 (a)	3,116,700
	Automotive—2.1%
2,000M	Daimler Finance NA, LLC, 2.95%, 1/11/2017 (a)	2,085,432
4,000M	General Motors Co., 3.5%, 10/2/2018 (a)	4,095,000
5,000M	Johnson Controls, Inc., 5%, 3/30/2020	5,557,265
		11,737,697
	Chemicals—2.8%
5,000M	CF Industries, Inc., 7.125%, 5/1/2020	5,952,290
4,000M	Dow Chemical Co., 4.25%, 11/15/2020	4,243,276
5,000M	LyondellBasell Industries NV, 6%, 11/15/2021	5,865,910
		16,061,476
	Consumer Durables—.4%
2,300M	Newell Rubbermaid, Inc., 4.7%, 8/15/2020	2,455,328
	Energy—9.7%
5,000M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	6,077,090
4,800M	DCP Midstream, LLC, 9.75%, 3/15/2019 (a)	6,125,746
5,000M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	5,184,700
5,000M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	4,774,835
1,646M	Maritime & Northeast Pipeline, LLC, 7.5%, 5/31/2014 (a)	1,659,578
5,000M	Nabors Industries, Inc., 6.15%, 2/15/2018	5,661,270
4,000M	ONEOK Partners, LP, 3.375%, 10/1/2022	3,863,612
5,000M	Petrobras International Finance Co., 5.375%, 1/27/2021	5,081,605
5,800M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018	6,614,477
4,000M	Valero Energy Corp., 9.375%, 3/15/2019	5,210,588
4,000M	Weatherford International, Inc., 6.35%, 6/15/2017	4,529,444
		54,782,945
	Financial Services—16.9%
2,250M	Aflac, Inc., 8.5%, 5/15/2019	2,894,956
6,000M	American Express Co., 7%, 3/19/2018	7,122,714
	American International Group, Inc.:
3,200M	8.25%, 8/15/2018	4,007,555
3,100M	6.4%, 12/15/2020	3,698,626

14

Principal
Amount	Security	Value
	Financial Services (continued)
$ 4,000M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	$ 4,542,988
4,300M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022	4,413,180
4,000M	BlackRock, Inc., 5%, 12/10/2019	4,518,576
4,000M	CoBank, ACB, 7.875%, 4/16/2018 (a)	4,793,860
1,800M	Compass Bank, 6.4%, 10/1/2017	1,989,076
5,750M	ERAC USA Finance Co., 4.5%, 8/16/2021 (a)	6,120,691
6,200M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	7,827,537
	General Electric Capital Corp.:
9,400M	5.3%, 2/11/2021	10,588,000
7,000M	6.75%, 3/15/2032	9,025,639
4,000M	Glencore Funding, LLC, 6%, 4/15/2014 (a)	4,007,224
	Harley-Davidson Funding Corp.:
2,000M	5.75%, 12/15/2014 (a)	2,068,868
1,800M	6.8%, 6/15/2018 (a)	2,110,102
4,000M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	4,288,684
5,400M	Protective Life Corp., 7.375%, 10/15/2019	6,563,468
4,000M	Prudential Financial, Inc., 7.375%, 6/15/2019	4,906,448
		95,488,192
	Financials—20.2%
	Bank of America Corp.:
9,500M	5.65%, 5/1/2018	10,749,022
4,300M	5%, 5/13/2021	4,748,524
8,000M	Barclays Bank, PLC, 5.125%, 1/8/2020	8,966,840
	Citigroup, Inc.:
10,200M	6.125%, 11/21/2017	11,688,812
2,000M	4.5%, 1/14/2022	2,122,584
	Goldman Sachs Group, Inc.:
6,000M	5.375%, 3/15/2020	6,703,032
1,900M	5.75%, 1/24/2022	2,157,887
3,000M	3.625%, 1/22/2023	2,956,626
5,250M	6.75%, 10/1/2037	6,032,780
	JPMorgan Chase & Co.:
9,200M	6%, 1/15/2018	10,568,031
4,000M	4.5%, 1/24/2022	4,319,460
	Morgan Stanley:
4,050M	5.95%, 12/28/2017	4,627,105
5,500M	6.625%, 4/1/2018	6,417,411
6,000M	5.5%, 7/28/2021	6,789,570
6,000M	SunTrust Banks, Inc., 6%, 9/11/2017	6,840,072
4,000M	UBS AG, 4.875%, 8/4/2020	4,435,416

15

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2014

Principal
Amount	Security	Value
	Financials (continued)
	Wells Fargo & Co.:
$ 2,700M	3%, 1/22/2021	$ 2,705,991
5,800M	4.6%, 4/1/2021	6,393,363
4,800M	3.45%, 2/13/2023	4,667,611
		113,890,137
	Food/Beverage/Tobacco—9.7%
4,000M	Altria Group, Inc., 9.7%, 11/10/2018	5,255,568
5,000M	Anheuser-Busch InBev SA/NV, 4.625%, 2/1/2044	5,150,910
4,000M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/2020	4,597,728
3,000M	Bottling Group, LLC, 5.125%, 1/15/2019	3,388,017
5,225M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	6,454,960
4,200M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	4,921,127
4,165M	Ingredion, Inc., 4.625%, 11/1/2020	4,423,859
4,000M	Lorillard Tobacco Co., 6.875%, 5/1/2020	4,683,896
3,000M	Mead Johnson Nutrition Co., 4.9%, 11/1/2019	3,281,571
4,000M	Philip Morris International, Inc., 5.65%, 5/16/2018	4,590,444
	SABMiller Holdings, Inc.:
4,000M	3.75%, 1/15/2022 (a)	4,095,048
4,000M	4.95%, 1/15/2042 (a)	4,204,440
		55,047,568
	Forest Products/Container—1.5%
2,200M	International Paper Co., 9.375%, 5/15/2019	2,875,596
5,000M	Rock-Tenn Co., 4.9%, 3/1/2022	5,355,175
		8,230,771
	Health Care—4.3%
4,000M	Biogen IDEC, Inc., 6.875%, 3/1/2018	4,712,400
4,050M	Express Scripts Holding Co., 4.75%, 11/15/2021	4,408,538
4,000M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	3,980,116
4,000M	Mylan, Inc., 3.125%, 1/15/2023 (a)	3,797,120
4,000M	Novartis Capital Corp., 4.4%, 5/6/2044	4,052,952
2,400M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019	2,727,706
694M	Roche Holdings, Inc., 6%, 3/1/2019 (a)	816,236
		24,495,068

16

Principal
Amount	Security	Value
	Information Technology—2.5%
$ 4,000M	Harris Corp., 4.4%, 12/15/2020	$ 4,218,916
5,000M	Motorola Solutions, Inc., 6%, 11/15/2017	5,719,935
4,000M	Symantec Corp., 3.95%, 6/15/2022	3,972,304
		13,911,155
	Manufacturing—2.0%
4,000M	CRH America, Inc., 8.125%, 7/15/2018	4,888,908
1,800M	General Electric Co., 4.5%, 3/11/2044	1,835,473
4,000M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	4,705,648
		11,430,029
	Media-Broadcasting—3.2%
3,950M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018 (a)	5,130,979
2,000M	CBS Corp., 8.875%, 5/15/2019	2,566,920
3,250M	Comcast Corp., 4.25%, 1/15/2033	3,195,673
3,000M	DirecTV Holdings, LLC, 3.8%, 3/15/2022	2,973,666
4,000M	Time Warner Cable, Inc., 5%, 2/1/2020	4,373,960
		18,241,198
	Media-Diversified—.8%
	McGraw-Hill Financial, Inc.:
1,800M	5.9%, 11/15/2017	1,998,288
2,300M	6.55%, 11/15/2037	2,324,396
		4,322,684
	Metals/Mining—5.0%
5,000M	Alcoa, Inc., 6.15%, 8/15/2020	5,455,890
4,000M	ArcelorMittal, 6.125%, 6/1/2018	4,400,000
4,200M	Newmont Mining Corp., 5.125%, 10/1/2019	4,472,219
5,000M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021	5,157,965
4,000M	Vale Overseas, Ltd., 5.625%, 9/15/2019	4,438,032
4,000M	Xstrata Finance Canada, Ltd., 4.95%, 11/15/2021 (a)	4,141,044
		28,065,150

17

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2014

Principal
Amount	Security	Value
	Real Estate Investment Trusts—5.1%
$ 5,000M	Boston Properties, LP, 5.875%, 10/15/2019	$ 5,775,650
4,000M	Digital Realty Trust, LP, 5.25%, 3/15/2021	4,211,532
5,000M	HCP, Inc., 5.375%, 2/1/2021	5,605,995
4,000M	ProLogis, LP, 6.625%, 5/15/2018	4,658,516
4,000M	Simon Property Group, LP, 5.75%, 12/1/2015	4,286,944
4,000M	Ventas Realty, LP, 4.75%, 6/1/2021	4,317,468
		28,856,105
	Retail-General Merchandise—1.6%
6,000M	Gap, Inc., 5.95%, 4/12/2021	6,765,348
2,000M	Home Depot, Inc., 5.875%, 12/16/2036	2,417,106
		9,182,454
	Telecommunications—.5%
3,000M	Rogers Communications, Inc., 3%, 3/15/2023	2,823,807
	Transportation—2.5%
4,000M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	4,255,828
3,000M	Con-way, Inc., 7.25%, 1/15/2018	3,500,982
4,125M	GATX Corp., 4.75%, 6/15/2022	4,398,842
2,000M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	2,122,192
		14,277,844
	Utilities—4.7%
3,000M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	3,411,897
1,900M	Electricite de France SA, 6.5%, 1/26/2019 (a)	2,251,456
4,000M	Exelon Generation Co., LLC, 5.2%, 10/1/2019	4,377,684
	Great River Energy Co.:
393M	5.829%, 7/1/2017 (a)	423,195
3,538M	4.478%, 7/1/2030 (a)	3,616,073
4,200M	National Fuel Gas Co., 8.75%, 5/1/2019	5,271,638
3,000M	Ohio Power Co., 5.375%, 10/1/2021	3,468,630
2,881M	Sempra Energy, 9.8%, 2/15/2019	3,819,215
		26,639,788
Total Value of Corporate Bonds (cost $514,273,727)	96.4%	544,868,417
Other Assets, Less Liabilities	3.6	20,329,837
Net Assets	100.0%	$565,198,254

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

18

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$544,868,417	$—	$544,868,417

*  The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 or Level 2 by the Fund during the period ended March 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	19

Fund Expenses (unaudited)
STRATEGIC INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/13)	(3/31/14)	(10/1/13–3/31/14)*
Class A Shares	1.14%
Actual*		$1,000.00	$1,038.91	$5.79
Hypothetical**		$1,000.00	$1,019.25	$5.74
Advisor Class Shares	0.69%
Actual*		$1,000.00	$1,039.79	$3.51
Hypothetical**		$1,000.00	$1,021.49	$3.48

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of investments.

20

Portfolio of Investments
STRATEGIC INCOME FUND
March 31, 2014

Shares or
Principal
Amount	Security	Value
	MUTUAL FUNDS—93.9%
	First Investors Income Funds—83.8%
374,054	Floating Rate Fund – Institutional Shares	$ 3,744,280
11,287,793	Fund For Income – Institutional Shares	30,251,285
678,794	Government Fund – Institutional Shares	7,385,283
752,549	International Opportunities Bond Fund – Institutional Shares	7,517,965
1,521,008	Investment Grade Fund – Institutional Shares	15,073,189
		63,972,002
	First Investors Equity Funds—10.1%
791,766	Equity Income Fund – Institutional Shares	7,680,134
Total Value of Mutual Funds (cost $71,012,200)		71,652,136
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—4.9%
$3,750M	U.S. Treasury Bills, 0.02%, 5/22/2014 (cost $3,749,894)	3,749,894
Total Value of Investments (cost $74,762,094)	98.8%	75,402,030
Other Assets, Less Liabilities	1.2	930,217
Net Assets	100.0%	$76,332,247

21

Portfolio of Investments (continued)
STRATEGIC INCOME FUND
March 31, 2014

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Mutual Funds
First Investors Income Funds	$63,972,002	$—	$—	$63,972,002
First Investors Equity Funds	7,680,134	—	—	7,680,134
Short-Term U.S. Government
Obligations	—	3,749,894	—	3,749,894
Total Investments in Securities	$71,652,136	$3,749,894	$—	$75,402,030

There were no transfers into or from Level 1 or Level 2 by the Fund during the period ended March 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

22	See notes to financial statements

Fund Expenses (unaudited)
INTERNATIONAL OPPORTUNITIES BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/13)	(3/31/14)	(10/1/13–3/31/14)*
Class A Shares	1.30%
Actual		$1,000.00	$1,026.97	$6.57
Hypothetical**		$1,000.00	$1,018.45	$6.54
Advisor Class Shares	1.14%
Actual		$1,000.00	$1,025.21	$5.76
Hypothetical**		$1,000.00	$1,019.25	$5.74
Institutional Class Shares	0.95%
Actual		$1,000.00	$1,028.59	$4.80
Hypothetical**		$1,000.00	$1,020.19	$4.78

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of investments.

23

Portfolio of Investments
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2014

Principal
Amount		Security	Value
		SOVEREIGN BONDS—61.7%
		Mexico—14.3%
		United Mexican States:
618M	MXN	8.5%, 5/31/2029	$5,545,069
463M	MXN	8.5%, 11/18/2038	4,134,086
672M	MXN	7.75%, 11/13/2042	5,526,037
			15,205,192
		United Kingdom—9.9%
		United Kingdom Gilt:
4,080M	GBP	2.75%, 1/22/2015	6,929,661
1,900M	GBP	4.25%, 3/7/2036	3,572,997
			10,502,658
		Italy—8.6%
5,870M	EUR	Italy Buoni Poliennali Del Tesoro, 5%, 8/1/2039	9,189,225
		Brazil—5.0%
		Nota Do Tesouro Nacional:
1M	BRL	9.71%, 1/1/2021	202,061
13M	BRL	9.71%, 1/1/2023	5,074,134
			5,276,195
		South Korea—4.5%
		Republic of Korea:
3,594,500M	KRW	5.75%, 9/10/2018	3,741,005
1,170,500M	KRW	3.375%, 9/10/2023	1,090,602
			4,831,607
		Poland—4.3%
		Republic of Poland:
3,025M	PLN	5.25%, 10/25/2020	1,078,475
10,815M	PLN	4%, 10/25/2023	3,517,778
			4,596,253
		New Zealand—4.0%
		New Zealand Government Bonds:
2,390M	NZD	5%, 3/15/2019	2,148,356
2,230M	NZD	5.5%, 4/15/2023	2,064,886
			4,213,242

24

Principal
Amount		Security	Value
		South Africa—3.6%
		Republic of South Africa:
12,855M	ZAR	6.75%, 3/31/2021	$ 1,130,193
37,525M	ZAR	6.5%, 2/28/2041	2,679,934
			3,810,127
		Malaysia—3.5%
		Federation of Malaysia:
2,950M	MYR	4.048%, 9/30/2021	905,552
9,830M	MYR	3.48%, 3/15/2023	2,870,167
			3,775,719
		Hungary—2.7%
		Hungary Government Bond:
535,000M	HUF	5.5%, 2/12/2016	2,481,938
69,000M	HUF	7.5%, 11/12/2020	351,687
			2,833,625
		Turkey—1.3%
2,970M	TRY	Republic of Turkey, 6.5%, 1/7/2015	1,346,718
Total Value of Sovereign Bonds (cost $65,551,694)			65,580,561
		U.S. GOVERNMENT OBLIGATIONS—14.4%
		United States
		U.S. Treasury Notes:
6,010M	USD	0.25%, 6/30/2014	6,013,167
9,345M	USD	0.095%, 1/31/2016 (a)	9,339,963
Total Value of U.S. Government Obligations (cost $15,353,476)			15,353,130
		GOVERNMENT REGIONAL AGENCY—11.3%
		Australia—9.9%
5,235M	AUD	New South Wales Treasury Corp., 5%, 8/20/2024	5,046,817
		Queensland Treasury Corp.:
3,825M	AUD	6.25%, 2/21/2020	3,965,192
1,530M	AUD	6%, 7/21/2022	1,575,471
			10,587,480
		South Korea—1.0%
1,010M	USD	Export-Import Bank of Korea, 0.8611%, 8/14/2017 (a)(b)	1,016,391

25

Portfolio of Investments (continued)
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2014

Principal
Amount		Security	Value
		Netherlands—.4%
466M	USD	Bank Nederlanse Gemeenten, 1%, 11/17/2014 (b)	$ 468,118
Total Value of Government Regional Agency (cost $12,154,460)			12,071,989
		GOVERNMENT GUARANTEED
		PROGRAM—1.6%
		Germany—.9%
1,000M	USD	Erste Abwicklungsanstalt, 0.4344%, 6/7/2016 (a)(b)	1,002,154
		New Zealand—.7%
720M	USD	Wespac Securities New Zealand, Ltd., 3.45%, 7/28/2014 (b)	727,482
Total Value of Government Guaranteed Program (cost $1,728,997)			1,729,636
		CORPORATE BONDS—1.5%
		Australia—1.1%
1,160M	USD	Macquarie Group, Ltd., 1.2356%, 1/31/2017 (a)(b)	1,160,166
		New Zealand—.4%
470M	USD	ANZ New Zealand International, Ltd. of London, 0.714%,
		4/27/2017 (a)(b)	471,067
Total Value of Corporate Bonds (cost $1,630,000)			1,631,233
		GOVERNMENT SOVEREIGN AGENCY—1.2%
		Sweden
		Swedish Export Credit:
710M	USD	0.41435%, 6/12/2017 (a)	710,837
585M	USD	0.61185%, 11/9/2017 (a)	590,889
Total Value of Government Sovereign Agency (cost $1,301,381)			1,301,726
		SUPRANATIONALS—.9%
		Luxembourg
1,015M	USD	European Investment Bank, 1.125%, 9/15/2017
		(cost $1,011,525)	1,011,610
Total Value of Investments (cost $98,731,533)		92.6%	98,679,885
Other Assets, Less Liabilities		7.4	7,831,869
Net Assets		100.0%	$106,511,754

26

(a)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2014

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

27

Portfolio of Investments (continued)
INTERNATIONAL OPPORTUNITIES BOND FUND
March 31, 2014

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$—	$15,205,192	$—	$15,205,192
United Kingdom	—	10,502,658	—	10,502,658
Italy	—	9,189,225	—	9,189,225
Brazil	—	5,276,195	—	5,276,195
South Korea	—	4,831,607	—	4,831,607
Poland	—	4,596,253	—	4,596,253
New Zealand	—	4,213,242	—	4,213,242
South Africa	—	3,810,127	—	3,810,127
Malaysia	—	3,775,719	—	3,775,719
Hungary	—	2,833,625	—	2,833,625
Turkey	—	1,346,718	—	1,346,718
U.S. Government Obligations	—	15,353,130	—	15,353,130
Government Regional Agency
Australia	—	10,587,480	—	10,587,480
South Korea	—	1,016,391	—	1,016,391
Netherlands	—	468,118	—	468,118
Government Guaranteed Program
Germany	—	1,002,154	—	1,002,154
New Zealand	—	727,482	—	727,482
Corporate Bonds
Australia	—	1,160,166	—	1,160,166
New Zealand	—	471,067	—	471,067
Government Sovereign Agency
Sweden	—	1,301,726	—	1,301,726
Supranationals
Luxembourg	—	1,011,610	—	1,011,610
Total Investments in Securities	$—	$98,679,885	$—	$98,679,885
Other Financial Instruments*	$—	$202,858	$—	$202,858

* Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized appreciation on the instruments.

During the period ended March 31, 2014, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. Transfers, if any, between Levels are recognized at the end of the reporting period.

28	See notes to financial statements

Fund Expenses (unaudited)
FLOATING RATE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/21/13)	(3/31/14)	(10/21/13–3/31/14)*
Class A Shares	1.10%
Actual		$1,000.00	$1,011.19	$4.91
Hypothetical**		$1,000.00	$1,020.05	$4.93
Advisor Class Shares	0.90%
Actual		$1,000.00	$1,012.77	$4.02
Hypothetical**		$1,000.00	$1,020.94	$4.04
Institutional Class Shares	0.70%
Actual		$1,000.00	$1,012.13	$3.13
Hypothetical**		$1,000.00	$1,021.82	$3.14

*	Actual expenses reflect the period from the commencement of operations to the end of the period covered only (October 21, 2013 through March 31, 2014). Therefore, expenses shown are lower than would be expected for a six-month period. Actual expenses for the six-month period will be reflected in future reports. Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 162/365 (to reflect the inception period).
Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of investments.

29

Portfolio of Investments
FLOATING RATE FUND
March 31, 2014

Principal
Amount	Security	Value
	LOAN PARTICIPATIONS†—86.7%
	Aerospace/Defense—.9%
$ 597M	TransDigm, Inc., 3.75%, 2/28/2020	$ 599,823
	Automotive—3.2%
497M	ASP HHI Group Holdings, LLC, 5%, 10/5/2018	500,603
1,060M	Chrysler Group, LLC, 3.5%, 5/24/2017	1,061,188
650M	CS Intermediate Holdings Co., 4%, 4/4/2021 (a)	651,219
		2,213,010
	Building Materials—1.1%
797M	USIC Holdings, Inc., 4%, 7/10/2020	797,404
	Chemicals—3.7%
328M	Allnex Luxembourg & Cy SCA, Inc., 4.5%, 10/4/2019	330,002
170M	Allnex USA, Inc., 4.5%, 10/4/2019	171,222
799M	Axalta Coating Systems US Holdings, Inc., 4%, 2/1/2020	801,614
797M	Cyanco Intermediate Corp., 5.5%, 5/1/2020	806,701
497M	Univar, Inc., 5%, 6/30/2017	497,045
		2,606,584
	Energy—10.5%
597M	Alpha Natural Resources, Inc., 3.5%, 5/22/2020	582,557
1,050M	Chesapeake Energy Corp., 5.75%, 12/2/2017	1,074,718
800M	Drillships Financing Holding, Inc., 6%, 3/31/2021	818,000
	Fieldwood Energy, LLC:
249M	3.875%, 9/28/2018	249,839
757M	8.125%, 9/30/2020 (a)	791,946
	Murray Energy Corp.:
650M	5.25%, 11/21/2019	657,255
250M	5.25%, 12/5/2019	252,790
647M	Offshore Group Investment, Ltd., 5.75%, 3/28/2019	652,931
846M	Pacific Drilling SA, 4.5%, 6/3/2018	851,548
1,000M	Samson Investment Co., 5%, 9/25/2018	1,012,500
399M	Seadrill Partners, LLC, 4%, 2/12/2021	399,000
		7,343,084

30

Principal
Amount	Security	Value
	Financial Services—4.4%
$ 597M	HUB International, Ltd., 4.75%, 10/2/2020	$ 600,784
678M	International Lease Finance Corp. (Delos Aircraft, Inc.),
	3.5%, 2/26/2021	680,373
800M	Ocwen Loan Servicing, LLC, 5%, 2/15/2018 (a)	806,334
997M	Sheridan Investment Partners II, LP, 4.25%, 12/16/2020	1,005,917
		3,093,408
	Food/Beverage/Tobacco—3.5%
800M	Darling International Inc., 3.25%, 1/1/2021	800,499
696M	H.J. Heinz Co., 3.5%, 6/5/2020	701,932
441M	JBS USA, LLC, 3.75%, 5/25/2018	439,792
497M	Pinnacle Foods Finance, LLC, 3.25%, 4/29/2020	496,167
		2,438,390
	Food/Drug—3.0%
900M	Rite Aid Corp., 4.875%, 6/21/2021	915,188
527M	Sprouts Farmers Market Holdings, LLC, 4%, 4/23/2020	528,164
668M	Supervalu, Inc., 4.5%, 3/21/2019	670,865
		2,114,217
	Forest Products/Container—3.4%
	Ardagh Holdings USA, Inc.:
898M	4.25%, 12/12/2019 (a)	901,677
300M	4%, 12/17/2019	300,125
597M	Berry Plastics Group, Inc., 3.5%, 2/8/2020	595,912
	Exopack, LLC:
498M	5.25%, 4/11/2019	505,199
100M	5.25%, 5/8/2019	101,344
		2,404,257
	Gaming/Leisure—6.9%
597M	AMC Entertainment, Inc., 3.5%, 4/30/2020	598,473
	Hilton Worldwide Finance, LLC:
368M	3.75%, 9/23/2020	368,968
408M	3.75%, 10/26/2020	409,097
497M	Live Nation Entertainment, Inc., 3.5%, 8/17/2020	499,573
597M	Pinnacle Entertainment, Inc., 3.75%, 8/13/2020	598,859

31

Portfolio of Investments (continued)
FLOATING RATE FUND
March 31, 2014

Principal
Amount	Security	Value
	Gaming/Leisure (continued)
$ 497M	SeaWorld Parks & Entertainment, Inc., 3%, 5/14/2020	$ 490,861
896M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020	896,425
1,000M	Zuffa, LLC, 4.5%, 2/25/2020 (a)	1,004,375
		4,866,631
	Health Care—9.7%
1,000M	Accellent, Inc, 4.5%, 2/19/2021 (a)	998,750
	Biomet, Inc.:
248M	3.65425%, 2/25/2017	248,492
18M	3.73285%, 2/25/2017	17,713
100M	3.5%, 7/25/2017 (a)	100,359
4M	3.6525%, 7/25/2017	4,492
195M	3.65425%, 7/25/2017	195,689
33M	3.73285%, 7/25/2017	32,896
406M	Community Health Systems, Inc., 4.25%, 1/27/2021	410,187
750M	Endo Health Solutions, Inc., 3.25%, 3/1/2021	751,406
270M	Grifols Worldwide Operations USA, Inc., 3.25%, 2/26/2021 (a)	270,619
574M	Jazz Pharmaceuticals, Inc., 3.25%, 6/12/2018	575,713
334M	Medpace Holdings, Inc., 5%, 3/31/2021 (a)	335,670
667M	MultiPlan, Inc., 4%, 3/21/2021 (a)	670,919
650M	NBTY, Inc., 3.5%, 10/1/2017	654,062
473M	Onex Carestream Health, Inc., 5%, 6/7/2019	479,596
494M	Salix Pharmaceuticals, Ltd., 4.25%, 12/17/2019	499,356
572M	Select Medical Corp., 3.75%, 6/1/2018	574,215
		6,820,134
	Information Technology—6.5%
509M	Activision Blizzard, Inc., 3.25%, 10/12/2020	509,227
599M	Applied Systems, Inc., 4.25%, 1/15/2021	602,465
422M	ARRIS Group, Inc., 3.5%, 4/17/2020	419,894
798M	BMC Software Finance, Inc., 5%, 9/10/2020	799,620
360M	DealerTrack Technologies, Inc., 3.5%, 2/4/2021	362,138
	Dell International, Inc.:
498M	4.5%, 3/24/2020	495,945
100M	4.5%, 4/29/2020	99,487
748M	Infor (US), Inc., 3.75%, 6/3/2020	748,873
504M	Kronos, Inc., 4.5%, 10/30/2019	508,831
		4,546,480

32

Principal
Amount	Security	Value
	Manufacturing—3.7%
$ 647M	Apex Tool Group, LLC, 4.5%, 1/31/2020	$ 643,616
	Brand Energy & Infrastructure Services, Inc.:
598M	4.75%, 11/26/2020	601,249
300M	4.75%, 11/28/2020 (a)	301,547
497M	Gardner Denver, Inc., 4.25%, 7/30/2020	498,018
545M	Mirror BidCo Corp., 4.25%, 12/18/2019	546,293
		2,590,723
	Media-Broadcasting—.8%
597M	Sinclair Television Group, Inc., 3%, 4/9/2020	595,312
	Media-Diversified—1.8%
648M	Tribune Co., 4%, 12/27/2020	649,895
600M	Virgin Media Investment Holdings, Ltd., 3.5%, 6/8/2020	599,850
		1,249,745
	Metals/Mining—7.6%
1,175M	Arch Coal, Inc., 6.25%, 5/16/2018	1,158,032
597M	FMG Resources (August 2006) Property, Ltd., 4.25%, 6/30/2019	602,721
696M	McJunkin Red Man Corp., 4.75%, 11/11/2019	706,948
497M	Novelis, Inc., 3.75%, 3/10/2017	498,677
	Oxbow Carbon & Minerals, LLC:
244M	4.25%, 7/19/2019	245,575
250M	8%, 1/19/2020	254,896
895M	Peabody Energy Corp., 4.25%, 9/24/2020	899,915
948M	TMS International Corp., 4.5%, 10/16/2020	954,732
		5,321,496
	Retail-General Merchandise—9.2%
600M	Academy, Ltd., 4.5%, 8/3/2018 (a)	603,250
599M	General Nutrition Centers, Inc., 3.25%, 3/4/2019	597,871
1,125M	J. Crew Group, Inc., 4%, 2/26/2021	1,124,578
496M	Landry’s, Inc., 4%, 4/24/2018	499,476
985M	Lands’ End, Inc., 4.25%, 3/12/2021 (a)	984,795
	Neiman Marcus, Inc.:
500M	4.25%, 10/16/2020	502,813
398M	4.25%, 10/25/2020	399,987
	Party City Holdings, Inc.:
498M	4%, 7/22/2019	499,246
149M	4%, 7/27/2019	149,245

33

Portfolio of Investments (continued)
FLOATING RATE FUND
March 31, 2014

Principal
Amount	Security	Value
	Retail-General Merchandise (continued)
$ 597M	Pilot Travel Centers, LLC, 3.75%, 3/30/2018	$ 600,022
497M	Wendy’s International, Inc., 3.25%, 5/15/2019	496,915
		6,458,198
	Services—2.7%
300M	Allied Security Holdings, LLC, 4.25%, 2/12/2021 (a)	299,532
	Brickman Group, Ltd., LLC:
488M	4%, 12/18/2020	489,835
1M	5.25%, 12/18/2020	1,231
623M	Garda World Security Corp., 4%, 11/6/2020	625,385
497M	Monitronics International, Inc., 4.25%, 3/23/2018	499,450
		1,915,433
	Telecommunications—1.3%
900M	XO Communications, Inc., 4.25%, 3/4/2021 (a)	906,750
	Utilities—.7%
497M	Calpine Corp., 4%, 10/9/2019	500,238
	Wireless Communications—2.1%
845M	Crown Castle Operating Co., 3.25%, 1/31/2019	845,834
600M	Intelsat Jackson Holdings SA, 3.75%, 6/30/2019	602,813
		1,448,647
Total Value of Loan Participations (cost $60,709,336)		60,829,964
	CORPORATE BONDS—8.0%
	Automotive—.8%
500M	Goodyear Tire & Rubber Co., 8.25%, 8/15/2020	559,375
	Consumer Non-Durables—1.5%
500M	Hanesbrands, Inc., 6.375%, 12/15/2020	548,750
500M	Reynolds Group Issuer, Inc., 7.125%, 4/15/2019	531,250
		1,080,000
	Energy—.4%
250M	Expro Finance Luxembourg SCA, 8.5%, 12/15/2016 (b)	261,719
	Gaming/Leisure—.4%
250M	National CineMedia, LLC, 7.875%, 7/15/2021	277,187

34

Principal
Amount	Security	Value
	Health Care—1.0%
	Community Health Systems, Inc.:
$ 250M	5.125%, 8/15/2018	$ 263,125
75M	8%, 11/15/2019	82,781
300M	HCA, Inc., 7.25%, 9/15/2020	325,125
		671,031
	Media-Cable TV—1.3%
475M	CCO Holdings, LLC, 8.125%, 4/30/2020	521,313
150M	Unitymedia Hessen GmbH & Co., 7.5%, 3/15/2019 (b)	163,500
200M	Virgin Media Finance, PLC, 8.375%, 10/15/2019	215,000
		899,813
	Metals/Mining—.4%
300M	FMG Resources (August 2006) Property, Ltd., 6%, 4/1/2017 (b)	316,688
	Retail-General Merchandise—.8%
250M	Michaels Stores, Inc., 7.75%, 11/1/2018	268,438
300M	Sally Holdings, LLC, 6.875%, 11/15/2019	330,000
		598,438
	Services—.2%
100M	FTI Consulting, Inc., 6.75%, 10/1/2020	108,250
	Telecommunications—.4%
250M	PAETEC Holding Corp., 9.875%, 12/1/2018	275,625
	Wireless Communications—.8%
550M	MetroPCS Wireless, Inc., 7.875%, 9/1/2018	585,750
Total Value of Corporate Bonds (cost $5,601,708)		5,633,876
Total Value of Investments (cost $66,311,044)	94.7%	66,463,840
Other Assets, Less Liabilities	5.3	3,712,967
Net Assets	100.0%	$70,176,807

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2014.

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

35

Portfolio of Investments (continued)
FLOATING RATE FUND
March 31, 2014

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$60,829,964	$—	$60,829,964
Corporate Bonds	—	5,633,876	—	5,633,876
Total Investments in Securities*	$—	$66,463,840	$—	$66,463,840

* The Portfolio of Investments provides information on the industry categorization of loan participations and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

36	See notes to financial statements

Fund Expenses (unaudited)

FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/13)	(3/31/14)	(10/1/13–3/31/14)*
Class A Shares	1.21%
Actual		$1,000.00	$1,058.23	$ 6.21
Hypothetical**		$1,000.00	$1,018.90	$ 6.09
Class B Shares	2.03%
Actual		$1,000.00	$1,054.68	$10.40
Hypothetical**		$1,000.00	$1,014.81	$10.20
Advisor Class Shares	0.98%
Actual		$1,000.00	$1,058.46	$ 5.03
Hypothetical**		$1,000.00	$1,020.04	$ 4.94
Institutional Class Shares	0.78%
Actual		$1,000.00	$1,059.21	$ 4.00
Hypothetical**		$1,000.00	$1,021.04	$ 3.93

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of investments.

37

Portfolio of Investments
FUND FOR INCOME
March 31, 2014

Principal
Amount	Security	Value
	CORPORATE BONDS—89.6%
	Aerospace/Defense—.6%
$3,725M	Meccanica Holdings USA, Inc., 6.25%, 7/15/2019 (a)	$ 4,018,344
	Automotive—3.3%
	American Axle & Manufacturing, Inc.:
2,350M	6.25%, 3/15/2021	2,514,500
1,950M	6.625%, 10/15/2022	2,123,062
2,875M	Chrysler Group, LLC, 8%, 6/15/2019 (a)	3,162,500
2,825M	Cooper-Standard Automotive, Inc., 8.5%, 5/1/2018	2,966,278
3,300M	Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020 (a)	3,440,250
900M	Goodyear Tire & Rubber Co., 8.25%, 8/15/2020	1,006,875
625M	Jaguar Land Rover Automotive, PLC, 8.125%, 5/15/2021 (a)	712,500
	Oshkosh Corp.:
2,400M	8.5%, 3/1/2020	2,646,000
500M	5.375%, 3/1/2022 (a)	511,250
	Schaeffler Finance BV:
1,900M	8.5%, 2/15/2019 (a)	2,130,375
2,050M	4.75%, 5/15/2021 (a)	2,106,375
		23,319,965
	Building Materials—1.6%
	Building Materials Corp.:
3,625M	6.875%, 8/15/2018 (a)	3,824,375
1,700M	7.5%, 3/15/2020 (a)	1,840,250
1,325M	Cemex Finance, LLC, 9.375%, 10/12/2022 (a)	1,561,844
	Cemex SAB de CV:
1,350M	9.5%, 6/15/2018 (a)	1,562,625
525M	5.875%, 3/25/2019 (a)	545,344
400M	6.5%, 12/10/2019 (a)	426,500
1,600M	Griffon Corporation, 5.25%, 3/1/2022 (a)	1,588,000
		11,348,938
	Chemicals—1.5%
1,625M	Huntsman International, LLC, 8.625%, 3/15/2020	1,791,563
1,125M	LSB Industries, Inc., 7.75%, 8/1/2019 (a)	1,212,188
2,575M	Orion Engineered Carbon Bondco GmbH, 9.625%, 6/15/2018 (a)	2,800,313
4,175M	TPC Group, Inc., 8.75%, 12/15/2020 (a)	4,597,719
		10,401,783

38

Principal
Amount	Security	Value
	Consumer Non-Durables—2.4%
$2,200M	Hanesbrands, Inc., 6.375%, 12/15/2020	$ 2,414,500
	Levi Strauss & Co.:
925M	7.625%, 5/15/2020	1,009,406
2,625M	6.875%, 5/1/2022	2,894,063
1,017M	Libbey Glass, Inc., 6.875%, 5/15/2020	1,112,344
	Reynolds Group Issuer, Inc.:
1,250M	7.125%, 4/15/2019	1,328,125
4,900M	5.75%, 10/15/2020	5,157,250
	Spectrum Brands Escrow Corp.:
1,375M	6.375%, 11/15/2020	1,495,313
1,480M	6.625%, 11/15/2022	1,618,750
		17,029,751
	Energy—16.7%
	AmeriGas Finance, LLC:
500M	6.75%, 5/20/2020	543,750
1,250M	7%, 5/20/2022	1,371,875
	Antero Resources Finance Corp.:
675M	6%, 12/1/2020	721,406
950M	5.375%, 11/1/2021 (a)	964,844
	Atlas Pipeline Partners, LP:
2,225M	4.75%, 11/15/2021	2,124,875
4,000M	5.875%, 8/1/2023	3,970,000
	Basic Energy Services, Inc.:
1,025M	7.75%, 2/15/2019	1,105,719
2,100M	7.75%, 10/15/2022	2,289,000
	Berry Petroleum Co.:
675M	6.75%, 11/1/2020	715,500
2,275M	6.375%, 9/15/2022	2,366,000
	Calumet Specialty Products Partners, LP:
2,650M	9.625%, 8/1/2020	3,054,125
1,100M	6.5%, 4/15/2021 (a)	1,111,000
525M	7.625%, 1/15/2022	558,469
	Chesapeake Energy Corp.:
2,025M	7.25%, 12/15/2018	2,369,250
800M	6.625%, 8/15/2020	902,000
2,000M	6.875%, 11/15/2020	2,280,000
1,325M	5.75%, 3/15/2023	1,409,469
	Consol Energy, Inc.:
1,225M	8%, 4/1/2017	1,280,125
4,250M	8.25%, 4/1/2020	4,637,812

39

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2014

Principal
Amount	Security	Value
	Energy (continued)
$1,450M	Crestwood Midstream Partners, LP, 6%, 12/15/2020	$ 1,526,125
3,325M	Eagle Rock Energy Partners, LP, 8.375%, 6/1/2019	3,624,250
2,750M	El Paso Corp., 6.5%, 9/15/2020	3,031,297
2,075M	Energy XXI Gulf Coast, Inc., 7.5%, 12/15/2021 (a)	2,183,937
3,126M	Expro Finance Luxembourg SCA, 8.5%, 12/15/2016 (a)	3,272,531
1,350M	Exterran Partners, LP, 6%, 10/1/2022 (a)(b)(c)	1,328,008
1,375M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021 (a)	1,464,375
2,800M	Genesis Energy, LP, 7.875%, 12/15/2018	3,027,500
2,125M	Gibson Energy, Inc., 6.75%, 7/15/2021 (a)	2,289,687
	Kinder Morgan, Inc.:
650M	5%, 2/15/2021 (a)	654,169
1,650M	5.625%, 11/15/2023 (a)	1,640,118
875M	Laredo Petroleum, Inc., 5.625%, 1/15/2022 (a)	887,031
	Legacy Reserves, LP:
3,175M	8%, 12/1/2020	3,413,125
1,500M	6.625%, 12/1/2021	1,503,750
	Linn Energy, LLC:
625M	6.5%, 5/15/2019	654,688
1,850M	7.25%, 11/1/2019 (a)	1,937,875
1,225M	8.625%, 4/15/2020	1,336,781
1,975M	7.75%, 2/1/2021	2,133,000
3,025M	Memorial Production Partners, LP, 7.625%, 5/1/2021 (a)	3,206,500
1,100M	Newfield Exploration Co., 5.75%, 1/30/2022	1,174,250
3,450M	Northern Blizzard Resources, Inc., 7.25%, 2/1/2022 (a)	3,557,813
1,375M	NuStar Logistics, LP, 6.75%, 2/1/2021	1,493,594
	Offshore Group Investment, Ltd.:
4,075M	7.5%, 11/1/2019	4,360,250
1,075M	7.125%, 4/1/2023	1,099,188
1,675M	Pacific Drilling SA, 5.375%, 6/1/2020 (a)	1,670,813
	Penn Virginia Resource Partners, LP:
2,200M	8.25%, 4/15/2018	2,300,375
490M	8.375%, 6/1/2020	552,475
2,600M	PetroLogistics, LP, 6.25%, 4/1/2020	2,619,500
1,400M	Pioneer Energy Services Corp., 6.125%, 3/15/2022 (a)	1,428,000
4,000M	Rain CII Carbon, LLC, 8.25%, 1/15/2021 (a)	4,140,000
1,150M	Regency Energy Partners, LP, 5.875%, 3/1/2022	1,196,000
1,865M	RKI Exploration and Production, LLC, 8.5%, 8/1/2021 (a)	2,023,525
3,750M	Sabine Pass Liquefaction, 6.25%, 3/15/2022 (a)	3,914,063
1,575M	Samson Investment Co., 10.75%, 2/15/2020 (a)	1,724,625
2,450M	SandRidge Energy, Inc., 7.5%, 2/15/2023	2,609,250

40

Principal
Amount	Security	Value
	Energy (continued)
	SM Energy Co.:
$ 425M	6.625%, 2/15/2019	$ 456,875
1,175M	6.5%, 11/15/2021	1,274,875
1,150M	6.5%, 1/1/2023	1,233,375
	Suburban Propane Partners, LP:
2,089M	7.5%, 10/1/2018	2,230,008
433M	7.375%, 8/1/2021	479,548
1,225M	Ultra Petroleum Corp., 5.75%, 12/15/2018 (a)	1,289,313
2,875M	Unit Corp., 6.625%, 5/15/2021	3,061,875
		118,779,556
	Financials—3.3%
	Ally Financial, Inc.:
3,625M	6.25%, 12/1/2017	4,060,000
1,350M	4.75%, 9/10/2018	1,432,687
4,525M	8%, 3/15/2020	5,475,250
1,375M	8%, 11/1/2031	1,701,562
	General Motors Financial Co., Inc.:
575M	3.25%, 5/15/2018	582,187
175M	4.25%, 5/15/2023	173,250
	International Lease Finance Corp.:
4,775M	8.75%, 3/15/2017	5,622,563
2,350M	8.25%, 12/15/2020	2,848,177
1,375M	Nielsen Co., (Luxembourg) Sarl, 5.5%, 10/1/2021 (a)	1,442,031
		23,337,707
	Food/Beverage/Tobacco—2.1%
2,100M	B&G Foods, Inc., 4.625%, 6/1/2021	2,081,625
2,200M	Barry Callebaut Services SA, 5.5%, 6/15/2023 (a)	2,304,258
1,624M	Chiquita Brands International, Inc., 7.875%, 2/1/2021	1,818,880
2,550M	Darling Escrow Corp., 5.375%, 1/15/2022 (a)	2,623,312
	JBS Investments GmbH:
1,000M	7.75%, 10/28/2020 (a)	1,058,750
750M	7.25%, 4/3/2024 (a)(c)	750,000
1,700M	JBS USA, LLC, 7.25%, 6/1/2021 (a)	1,814,750
1,275M	Post Holdings, Inc., 6.75%, 12/1/2021 (a)	1,353,094
375M	Sun Merger Sub, Inc., 5.875%, 8/1/2021 (a)	390,000
1,475M	Treehouse Foods, Inc., 4.875%, 3/15/2022	1,487,906
		15,682,575

41

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2014

Principal
Amount	Security	Value
	Food/Drug—.4%
$2,900M	BI-LO, LLC, 8.625%, 9/15/2018 (a)	$ 3,019,625
	Forest Products/Containers—2.6%
2,675M	Ardagh Packaging Finance, PLC, 7.375%, 10/15/2017 (a)	2,857,999
1,050M	Ball Corp., 4%, 11/15/2023	987,000
3,525M	Clearwater Paper Corp., 7.125%, 11/1/2018	3,771,750
1,925M	CROWN Americas, LLC, 4.5%, 1/15/2023	1,848,000
2,200M	Greif, Inc., 7.75%, 8/1/2019	2,530,000
	Sealed Air Corp.:
1,500M	8.125%, 9/15/2019 (a)	1,683,750
1,250M	8.375%, 9/15/2021 (a)	1,445,313
3,170M	Tekni-Plex, Inc., 9.75%, 6/1/2019 (a)	3,613,800
		18,737,612
	Gaming/Leisure—1.5%
	GLP Capital, LP:
850M	4.875%, 11/1/2020 (a)	874,437
1,150M	5.375%, 11/1/2023 (a)	1,187,375
1,350M	Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021 (a)	1,413,281
3,325M	National CineMedia, LLC, 7.875%, 7/15/2021	3,686,594
1,700M	Regal Entertainment Group, 5.75%, 3/15/2022	1,755,250
1,575M	Six Flags Entertainment Corp., 5.25%, 1/15/2021 (a)	1,590,750
		10,507,687
	Health Care—7.5%
	Aviv Healthcare Properties, LP:
850M	7.75%, 2/15/2019	922,250
825M	6%, 10/15/2021	860,062
4,924M	Biomet, Inc., 6.5%, 8/1/2020	5,327,768
	Community Health Systems, Inc.:
1,275M	5.125%, 8/15/2018	1,341,937
2,050M	8%, 11/15/2019	2,262,687
2,425M	7.125%, 7/15/2020	2,634,156
575M	5.125%, 8/1/2021 (a)	592,250
1,150M	6.875%, 2/1/2022 (a)	1,207,500
1,950M	DaVita, Inc., 6.375%, 11/1/2018	2,052,375
2,025M	Endo Finance Co., 5.75%, 1/15/2022 (a)	2,080,687

42

Principal
Amount	Security	Value
	Health Care (continued)
$1,150M	Fresenius Medical Care US Finance II, Inc.,
	5.625%, 7/31/2019 (a)	$ 1,244,875
	HCA, Inc.:
2,075M	8%, 10/1/2018	2,464,063
1,375M	6.5%, 2/15/2020	1,543,438
475M	7.25%, 9/15/2020	514,781
1,225M	6.25%, 2/15/2021	1,314,425
1,950M	7.75%, 5/15/2021	2,154,750
2,075M	7.5%, 2/15/2022	2,375,875
	HealthSouth Corp.:
1,852M	8.125%, 2/15/2020	2,014,050
847M	7.75%, 9/15/2022	931,700
3,600M	NBTY, Inc., 9%, 10/1/2018	3,888,000
3,450M	Tenet Healthcare Corp., 6.75%, 2/1/2020	3,644,063
3,000M	Universal Hospital Services, Inc., 7.625%, 8/15/2020	3,225,000
	Valeant Pharmaceuticals International, Inc.:
4,575M	6.375%, 10/15/2020 (a)	4,963,875
1,300M	5.625%, 12/1/2021 (a)	1,368,250
1,975M	WellCare Health Plans, Inc., 5.75%, 11/15/2020	2,083,625
		53,012,442
	Information Technology—3.8%
	Activision Blizzard, Inc.:
1,075M	5.625%, 9/15/2021 (a)	1,152,937
500M	6.125%, 9/15/2023 (a)	545,625
	Advanced Micro Devices, Inc.:
1,000M	6.75%, 3/1/2019 (a)	1,006,250
2,450M	7.5%, 8/15/2022	2,437,750
	Audatex North America, Inc.:
4,225M	6%, 6/15/2021 (a)	4,531,312
875M	6.125%, 11/1/2023 (a)	935,156
1,475M	CyrusOne, LP, 6.375%, 11/15/2022	1,563,500
2,125M	Denali Borrower, LLC, 5.625%, 10/15/2020 (a)	2,167,500
350M	Entegris, Inc., 6%, 4/1/2022 (a)	358,750
2,025M	Equinix, Inc., 7%, 7/15/2021	2,265,469
3,175M	Healthcare Technology Intermediate, Inc., 7.375%, 9/1/2018 (a)	3,238,500
1,800M	IAC/InterActiveCorp, 4.875%, 11/30/2018	1,887,750
3,375M	Lender Processing Services, Inc., 5.75%, 4/15/2023	3,615,469
1,150M	Micron Technology, Inc., 5.875%, 2/15/2022 (a)	1,207,500
		26,913,468

43

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2014

Principal
Amount	Security	Value
	Manufacturing—4.3%
	Bombardier, Inc.:
$2,425M	7.5%, 3/15/2018 (a)	$ 2,746,312
1,125M	4.75%, 4/15/2019 (a)(c)	1,125,000
2,200M	7.75%, 3/15/2020 (a)	2,475,000
1,850M	6%, 10/15/2022 (a)(c)	1,850,000
2,150M	6.125%, 1/15/2023 (a)	2,182,250
1,775M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021 (a)	1,885,937
3,850M	Case New Holland, Inc., 7.875%, 12/1/2017	4,533,375
2,450M	Dematic SA, 7.75%, 12/15/2020 (a)	2,627,625
1,550M	EDP Finance BV, 6%, 2/2/2018 (a)	1,685,625
2,150M	H&E Equipment Services, Inc., 7%, 9/1/2022	2,375,750
	Rexel SA:
5,475M	6.125%, 12/15/2019 (a)	5,789,813
975M	5.25%, 6/15/2020 (a)	1,001,813
		30,278,500
	Media-Broadcasting—2.4%
2,450M	Allbritton Communication Co., 8%, 5/15/2018	2,572,500
	Belo Corp.:
725M	7.75%, 6/1/2027	783,906
150M	7.25%, 9/15/2027	156,375
1,575M	Block Communications, Inc., 7.25%, 2/1/2020 (a)	1,685,250
2,075M	LIN Television Corp., 8.375%, 4/15/2018	2,204,688
3,175M	Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	3,429,000
	Sinclair Television Group, Inc.:
2,300M	5.375%, 4/1/2021	2,294,250
925M	6.375%, 11/1/2021	966,625
	Sirius XM Radio, Inc.:
1,875M	5.75%, 8/1/2021 (a)	1,959,375
800M	4.625%, 5/15/2023 (a)	756,000
		16,807,969
	Media-Cable TV—6.6%
	Cablevision Systems Corp.:
2,000M	8.625%, 9/15/2017	2,380,000
1,525M	7.75%, 4/15/2018	1,748,031

44

Principal
Amount	Security	Value
	Media-Cable TV (continued)
	CCO Holdings, LLC:
$1,825M	7%, 1/15/2019	$ 1,934,500
1,125M	8.125%, 4/30/2020	1,234,687
1,175M	7.375%, 6/1/2020	1,288,094
650M	5.25%, 3/15/2021	658,125
550M	6.5%, 4/30/2021	585,062
875M	5.125%, 2/15/2023	846,562
3,825M	Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020 (a)	4,016,250
	Clear Channel Worldwide Holdings, Inc.:
200M	7.625%, 3/15/2020 Series “A”	215,500
950M	7.625%, 3/15/2020 Series “B”	1,030,750
1,025M	6.5%, 11/15/2022 Series “A”	1,092,906
2,375M	6.5%, 11/15/2022 Series “B”	2,550,156
	DISH DBS Corp.:
5,475M	7.875%, 9/1/2019	6,487,875
950M	5%, 3/15/2023	959,500
1,175M	Echostar DBS Corp., 7.125%, 2/1/2016	1,286,625
3,025M	Gray Television, Inc., 7.5%, 10/1/2020	3,297,250
3,275M	Harron Communications, LP, 9.125%, 4/1/2020 (a)	3,717,125
1,675M	Lynx II Corp., 6.375%, 4/15/2023 (a)	1,783,875
1,725M	Midcontinent Communications Corp., 6.25%, 8/1/2021 (a)	1,802,625
2,375M	Nara Cable Funding, Ltd., 8.875%, 12/1/2018 (a)	2,597,656
450M	Quebecor Media, Inc., 5.75%, 1/15/2023	453,375
3,850M	UPC Holding BV, 9.875%, 4/15/2018 (a)	4,066,563
1,275M	VTR Finance BV, 6.875%, 1/15/2024 (a)	1,329,188
		47,362,280
	Media-Diversified—1.0%
	Gannett Company, Inc.:
1,700M	5.125%, 7/15/2020 (a)	1,755,250
1,600M	6.375%, 10/15/2023 (a)	1,702,000
3,625M	Lamar Media Corp., 7.875%, 4/15/2018	3,783,594
		7,240,844
	Metals/Mining—7.8%
3,775M	Alcoa, Inc., 6.15%, 8/15/2020	4,119,197
4,000M	Aleris International, Inc., 7.875%, 11/1/2020	4,140,000
	ArcelorMittal:
1,925M	6.125%, 6/1/2018	2,117,500
4,481M	10.35%, 6/1/2019	5,696,471
2,275M	6.75%, 2/25/2022	2,508,187

45

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2014

Principal
Amount	Security	Value
	Metals/Mining (continued)
	Arch Coal, Inc.:
$ 325M	7%, 6/15/2019	$ 252,687
2,475M	7.25%, 10/1/2020	1,911,937
2,400M	7.25%, 6/15/2021	1,824,000
	FMG Resources (August 2006) Property, Ltd.:
3,675M	6.875%, 2/1/2018 (a)	3,881,719
1,350M	8.25%, 11/1/2019 (a)	1,490,062
5,025M	JMC Steel Group, 8.25%, 3/15/2018 (a)	5,156,906
1,000M	Kaiser Aluminum Corp., 8.25%, 6/1/2020	1,132,500
	Novelis, Inc.:
6,475M	8.375%, 12/15/2017	6,936,344
1,850M	8.75%, 12/15/2020	2,076,625
	Peabody Energy Corp.:
2,050M	6%, 11/15/2018	2,160,188
1,700M	6.5%, 9/15/2020	1,763,750
2,525M	6.25%, 11/15/2021	2,543,938
	Steel Dynamics, Inc.:
1,200M	6.125%, 8/15/2019	1,311,000
675M	6.375%, 8/15/2022	737,438
	United States Steel Corp.:
550M	7%, 2/1/2018	611,875
1,275M	7.375%, 4/1/2020	1,402,500
1,925M	Wise Metals Group, LLC, 8.75%, 12/15/2018 (a)	2,074,188
		55,849,012
	Real Estate Investment Trusts—.3%
2,162M	Taylor Morrison Communities, Inc., 7.75%, 4/15/2020 (a)	2,394,415
	Retail-General Merchandise—2.3%
800M	Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/2019 (a)	828,000
1,635M	Jo-Ann Stores, Inc., 8.125%, 3/15/2019 (a)	1,704,488
2,975M	Landry’s, Inc., 9.375%, 5/1/2020 (a)	3,291,094
3,125M	Limited Brands, Inc., 8.5%, 6/15/2019	3,796,875
2,275M	Michaels Stores, Inc., 7.75%, 11/1/2018	2,442,781
2,250M	Party City Holdings, Inc., 8.875%, 8/1/2020	2,517,188
1,800M	Sally Holdings, LLC, 6.875%, 11/15/2019	1,980,000
		16,560,426

46

Principal
Amount	Security	Value
	Services—5.1%
	ADT Corp.:
$1,075M	6.25%, 10/15/2021 (a)	$ 1,105,906
3,650M	3.5%, 7/15/2022	3,214,037
650M	4.125%, 6/15/2023	583,079
1,300M	APX Group, Inc., 6.375%, 12/1/2019	1,332,500
1,525M	Ashtead Capital, Inc., 6.5%, 7/15/2022 (a)	1,666,062
1,350M	CoreLogic, Inc., 7.25%, 6/1/2021	1,468,125
	Covanta Holding Corp.:
1,200M	7.25%, 12/1/2020	1,317,000
2,225M	6.375%, 10/1/2022	2,375,187
1,450M	Geo Group, Inc., 5.875%, 1/15/2022	1,497,125
	Iron Mountain, Inc.:
1,525M	7.75%, 10/1/2019	1,688,938
3,250M	5.75%, 8/15/2024	3,180,938
3,000M	Live Nation Entertainment, Inc., 7%, 9/1/2020 (a)	3,296,250
3,650M	LKQ Corp., 4.75%, 5/15/2023 (a)	3,467,500
1,725M	Monitronics International, Inc., 9.125%, 4/1/2020	1,854,375
	PHH Corp.:
1,350M	7.375%, 9/1/2019	1,498,500
1,500M	6.375%, 8/15/2021	1,556,250
2,925M	Reliance Intermediate Holdings, LP, 9.5%, 12/15/2019 (a)	3,217,500
1,625M	Safway Group Holding, LLC, 7%, 5/15/2018 (a)	1,738,750
		36,058,022
	Telecommunications—6.2%
	CenturyLink, Inc.:
400M	5.625%, 4/1/2020	422,500
1,500M	5.8%, 3/15/2022	1,541,250
1,250M	6.75%, 12/1/2023	1,332,812
	Citizens Communications Co.:
5,200M	7.125%, 3/15/2019	5,785,000
2,175M	9%, 8/15/2031	2,234,812
575M	Frontier Communications Corp., 8.5%, 4/15/2020	671,312
2,525M	GCI, Inc., 8.625%, 11/15/2019	2,714,375
5,850M	Inmarsat Finance, PLC, 7.375%, 12/1/2017 (a)	6,098,625
	Intelsat Jackson Holdings SA:
3,525M	7.25%, 4/1/2019	3,807,000
1,200M	8.5%, 11/1/2019	1,291,500
2,075M	7.25%, 10/15/2020	2,259,156
800M	PAETEC Holding Corp., 9.875%, 12/1/2018	882,000

47

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2014

Principal
Amount	Security	Value
	Telecommunications (continued)
	Sprint Capital Corp.:
$2,600M	6.9%, 5/1/2019	$ 2,866,500
2,875M	6.875%, 11/15/2028	2,803,125
1,700M	Telesat Canada, 6%, 5/15/2017 (a)	1,763,750
	Wind Acquisition Finance SA:
750M	11.75%, 7/15/2017 (a)	791,250
2,175M	7.25%, 2/15/2018 (a)	2,305,500
	Windstream Corp.:
1,725M	7.875%, 11/1/2017	1,988,063
2,050M	7.75%, 10/15/2020	2,208,875
600M	6.375%, 8/1/2023	588,000
		44,355,405
	Transportation—1.0%
	Aircastle, Ltd.:
550M	4.625%, 12/15/2018	564,437
5,112M	6.25%, 12/1/2019	5,546,520
900M	Fly Leasing, Ltd., 6.75%, 12/15/2020	945,000
		7,055,957
	Utilities—2.6%
	AES Corp.:
875M	9.75%, 4/15/2016	1,021,562
98M	8%, 10/15/2017	116,252
1,275M	7.375%, 7/1/2021	1,459,875
1,375M	5.5%, 3/15/2024	1,368,125
	Calpine Corp.:
297M	7.875%, 7/31/2020 (a)	328,185
2,024M	7.5%, 2/15/2021 (a)	2,221,340
2,100M	Dynegy, Inc., 5.875%, 6/1/2023 (a)	2,073,750
1,027M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020	1,159,022
3,075M	InterGen NV, 7%, 6/30/2023 (a)	3,244,125
2,350M	NRG Energy, Inc., 7.625%, 5/15/2019	2,455,750
3,010M	NSG Holdings, LLC, 7.75%, 12/15/2025 (a)	3,228,225
		18,676,211

48

Principal
Amount	Security	Value
	Waste Management—.3%
$2,050M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020	$ 2,239,625
	Wireless Communications—2.4%
2,225M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020	2,383,531
	Sprint Nextel Corp.:
925M	9.125%, 3/1/2017	1,098,438
1,250M	8.375%, 8/15/2017	1,476,563
2,125M	7%, 8/15/2020	2,326,875
1,750M	6%, 11/15/2022	1,791,563
	T-Mobile USA, Inc.:
4,100M	6.25%, 4/1/2021	4,351,125
2,725M	6.625%, 4/1/2023	2,902,125
675M	Videotron, Ltd., 5.375%, 6/15/2024 (a)(b)	680,063
		17,010,283
Total Value of Corporate Bonds (cost $609,463,857)	637,998,402
	LOAN PARTICIPATIONS†—7.8%
	Automotive—.2%
1,525M	CS Intermediate Holdings Co., 4%, 4/4/2021 (b)	1,527,859
	Chemicals—.4%
2,804M	Axalta Performance Coating Systems US Holdings, Inc., 4%, 2/1/2020	2,813,890
	Energy—1.0%
3,905M	Drillships Financing Holding, Inc., 6%, 3/31/2021	3,993,246
1,000M	Fieldwood Energy, LLC, 8.125%, 9/30/2020	1,045,625
1,925M	Samson Investment Co., 5%, 9/25/2018	1,949,062
		6,987,933
	Financial Services—.4%
2,955M	Ocwen Financial Corp., 5%, 2/15/2018	2,978,546
	Food/Drug—1.4%
3,896M	Albertson’s, LLC, 4.75%, 3/21/2019	3,932,133
3,215M	Rite Aid Corp., 4.875%, 6/21/2021	3,269,253
2,838M	Supervalu, Inc., 4.5%, 3/21/2019	2,848,495
		10,049,881

49

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2014

Principal
Amount	Security	Value
	Gaming/Leisure—.2%
1,558M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020	1,558,549
	Health Care—.1%
988M	Community Health Systems, Inc., 4.25%, 1/27/2021	997,753
	Information Technology—.9%
1,838M	ARRIS Group, Inc., 3.5%, 4/17/2020	1,830,374
4,788M	BMC Software Finance, Inc., 5%, 9/10/2020	4,797,724
		6,628,098
	Manufacturing—.8%
2,213M	Apex Tool Group, LLC, 4.5%, 1/31/2020	2,201,983
3,667M	Gardner Denver, Inc., 4.25%, 7/30/2020	3,670,396
		5,872,379
	Media-Diversified—.9%
1,150M	Kasima, LLC, 3.25%, 5/17/2021	1,150,719
4,988M	Tribune Co., 4%, 12/27/2020	4,999,191
		6,149,910
	Metals/Mining—.6%
2,825M	Arch Coal, Inc., 6.25%, 5/16/2018	2,784,125
1,280M	Oxbow Carbon & Minerals, LLC, 8%, 1/19/2020	1,305,066
		4,089,191
	Retail-General Merchandise—.6%
1,231M	Burger King Corp., 3.75%, 9/28/2019	1,239,100
2,692M	General Nutrition Centers, Inc., 3.25%, 3/4/2019	2,684,305
		3,923,405
	Services—.3%
1,100M	Allied Security Holdings, LLC, 4.25%, 2/12/2021 (b)	1,098,282
	Brickman Group, Ltd., LLC:
608M	4%, 12/18/2020	611,327
470M	7.5%, 12/17/2021	482,141
		2,191,750
Total Value of Loan Participations (cost $55,231,141)		55,769,144

50

Principal
Amount	Security	Value
	PASS THROUGH CERTIFICATES—.6%
	Transportation
$3,873M	American Airlines, Series “B” PTT, 5.6%, 7/15/2020
	(cost $3,926,941) (a)	$ 4,038,033
Total Value of Investments (cost $668,621,939)	98.0%	697,805,579
Other Assets, Less Liabilities	2.0	14,373,518
Net Assets	100.0%	$712,179,097

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1G).

(c)	Securities valued at fair value (see Note 1A)

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2014.

Summary of Abbreviations:
PTT	Pass Through Trust

51

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2014

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$637,998,402	$—	$637,998,402
Loan Participations	—	55,769,144	—	55,769,144
Pass Through Certificates	—	4,038,033	—	4,038,033
Total Investments in Securities*	$—	$697,805,579	$—	$697,805,579

* The Portfolio of Investments provides information on the industry categorization for corporate bonds and loan participations.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

52

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments	Investments
	in	in
	Corporate	Common
	Bonds	Stocks	Total
Balance, September 30, 2013	$—	$3,785	$3,785
Net sales	—	(3,785)	(3,785)
Change in unrealized appreciation	4,478,295	381,985	4,860,280
Realized loss	(4,478,295)	(381,985)	(4,860,280)
Transfer in and/or out of Level 3	—	—	—
Balance, March 31, 2014	$—	$—	—

See notes to financial statements	53

Fund Expenses (unaudited)
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/13)	(3/31/14)	(10/1/13–3/31/14)*
Class A Shares	1.20%
Actual		$1,000.00	$1,070.88	$ 6.20
Hypothetical**		$1,000.00	$1,018.95	$ 6.04
Class B Shares	1.99%
Actual		$1,000.00	$1,066.63	$10.25
Hypothetical**		$1,000.00	$1,015.01	$10.00
Advisor Class Shares	0.97%
Actual		$1,000.00	$1,070.23	$ 5.01
Hypothetical**		$1,000.00	$1,020.09	$ 4.89
Institutional Class Shares	0.80%
Actual		$1,000.00	$1,072.63	$ 4.13
Hypothetical**		$1,000.00	$1,020.94	$ 4.03

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of investments.

54

Portfolio of Investments
TOTAL RETURN FUND
March 31, 2014

Shares		Security	Value
		COMMON STOCKS—59.2%
		Consumer Discretionary—8.3%
51,900		Best Buy Company, Inc.	$ 1,370,679
63,500		BorgWarner, Inc.	3,903,345
98,600		CBS Corporation – Class “B”	6,093,480
12,300		Dana Holding Corporation	286,221
78,200		Delphi Automotive, PLC	5,306,652
62,500	*	Express, Inc.	992,500
1,700		Extended Stay America, Inc.	38,709
129,200		Ford Motor Company	2,015,520
33,700		GNC Holdings, Inc. – Class “A”	1,483,474
39,200		Harman International Industries, Inc.	4,170,880
44,800		Home Depot, Inc.	3,545,024
64,000	*	Jarden Corporation	3,829,120
81,000		L Brands, Inc.	4,598,370
33,900		Lear Corporation	2,838,108
39,200		Macy’s, Inc.	2,324,168
25,300		McDonald’s Corporation	2,480,159
82,100		Newell Rubbermaid, Inc.	2,454,790
77,800	*	Orient-Express Hotels, Ltd. – Class “A”	1,121,098
15,300		Penske Automotive Group, Inc.	654,228
113,600		Pier 1 Imports, Inc.	2,144,768
27,600	*	Steiner Leisure, Ltd.	1,276,500
32,000	*	TRW Automotive Holdings Corporation	2,611,840
30,600		Tupperware Brands Corporation	2,563,056
1,400	*	Vince Holding Corporation	36,904
10,000		Walt Disney Company	800,700
34,960		Wyndham Worldwide Corporation	2,560,121
			61,500,414
		Consumer Staples—5.2%
114,000		Altria Group, Inc.	4,267,020
64,400		Avon Products, Inc.	942,816
111,800		Coca-Cola Company	4,322,188
72,700		CVS Caremark Corporation	5,442,322
53,700		Herbalife, Ltd.	3,075,399
76,200		Nu Skin Enterprises, Inc. – Class “A”	6,313,170
32,400		PepsiCo, Inc.	2,705,400
70,300		Philip Morris International, Inc.	5,755,461
31,700		Procter & Gamble Company	2,555,020
38,600		Wal-Mart Stores, Inc.	2,950,198
			38,328,994

55

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2014

Shares		Security	Value
		Energy—5.9%
34,900		Anadarko Petroleum Corporation	$ 2,958,124
25,200		Chevron Corporation	2,996,532
59,600		ConocoPhillips	4,192,860
63,200		Devon Energy Corporation	4,229,976
36,200		Ensco, PLC – Class “A”	1,910,636
58,400		ExxonMobil Corporation	5,704,512
8,200		Hess Corporation	679,616
1,897		Hugoton Royalty Trust	15,309
89,886		Marathon Oil Corporation	3,192,751
36,843		Marathon Petroleum Corporation	3,206,815
41,800		National Oilwell Varco, Inc.	3,254,966
68,800		Noble Corporation, PLC	2,252,512
25,800		Occidental Petroleum Corporation	2,458,482
29,700		Phillips 66	2,288,682
12,200		Schlumberger, Ltd.	1,189,500
91,800		Suncor Energy, Inc.	3,209,328
			43,740,601
		Financials—6.3%
58,300		American Express Company	5,248,749
35,400		Ameriprise Financial, Inc.	3,896,478
30,400		Armada Hoffler Properties, Inc. (REIT)	305,216
139,100		Brixmor Property Group, Inc. (REIT)	2,967,003
69,350		Discover Financial Services	4,035,476
25,300		Financial Select Sector SPDR Fund (ETF)	565,202
56,900		FirstMerit Corporation	1,185,227
47,400	*	Health Insurance Innovations, Inc. – Class “A”	490,116
22,100		Invesco, Ltd.	817,700
102,100		JPMorgan Chase & Company	6,198,491
26,000		MetLife, Inc.	1,372,800
25,600		Morgan Stanley	797,952
42,400		PNC Financial Services Group, Inc.	3,688,800
19,300		SPDR S&P 500 ETF Trust (ETF)	3,609,872
25,300		SPDR S&P Regional Banking (ETF)	1,046,914
91,372		Sunstone Hotel Investors, Inc. (REIT)	1,254,537
90,900		U.S. Bancorp	3,895,974
109,700		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	2,266,402
61,100		Wells Fargo & Company	3,039,114
			46,682,023

56

Shares		Security	Value
		Health Care—9.2%
102,600		Abbott Laboratories	$ 3,951,126
58,700		AbbVie, Inc.	3,017,180
38,304	*	Actavis, PLC	7,884,878
45,700		Baxter International, Inc.	3,362,606
19,000		Covidien, PLC	1,399,540
51,117	*	Express Scripts Holding Company	3,838,376
123,300	*	Gilead Sciences, Inc.	8,737,038
69,600		Johnson & Johnson	6,836,808
2,600	*	Mallinckrodt, PLC	164,866
17,700		McKesson Corporation	3,125,289
83,300		Merck & Company, Inc.	4,728,941
39,600		Omnicare, Inc.	2,362,932
211,934		Pfizer, Inc.	6,807,320
35,100	*	Salix Pharmaceuticals, Ltd.	3,636,711
65,700		Thermo Fisher Scientific, Inc.	7,899,768
27,972		Zoetis, Inc.	809,510
			68,562,889
		Industrials—7.7%
45,600		3M Company	6,186,096
58,200		ADT Corporation	1,743,090
63,100		Altra Industrial Motion Corporation	2,252,670
22,300	*	Armstrong World Industries, Inc.	1,187,475
19,300		Caterpillar, Inc.	1,917,841
45,600		Chicago Bridge & Iron Company NV – NY Shares	3,974,040
38,900		Dover Corporation	3,180,075
41,300		Generac Holdings, Inc.	2,435,461
98,000		General Electric Company	2,537,220
53,500		Honeywell International, Inc.	4,962,660
45,100		ITT Corporation	1,928,476
4,800		Lockheed Martin Corporation	783,552
31,500		Pentair, Ltd.	2,499,210
37,000		Ryder System, Inc.	2,957,040
25,300		Snap-On, Inc.	2,871,044
58,200	*	TAL International Group, Inc.	2,495,034
27,800		Textainer Group Holdings, Ltd.	1,063,906
84,100		Textron, Inc.	3,304,289
96,675		Tyco International, Ltd.	4,099,020
2,600	*	United Rentals, Inc.	246,844
39,200		United Technologies Corporation	4,580,128
			57,205,171

57

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2014

Shares		Security	Value
		Information Technology—11.8%
13,000		Apple, Inc.	$ 6,977,620
89,500	*	ARRIS Group, Inc.	2,522,110
78,500		Avago Technologies, Ltd.	5,056,185
62,300	*	Blackhawk Network Holdings, Inc.	1,519,497
103,300		CDW Corporation	2,834,552
225,700		Cisco Systems, Inc.	5,057,937
25,600	*	eBay, Inc.	1,414,144
208,200		EMC Corporation	5,706,762
122,000		Hewlett-Packard Company	3,947,920
150,500		Intel Corporation	3,884,405
38,900		International Business Machines Corporation	7,487,861
105,900		Intersil Corporation – Class “A”	1,368,228
123,200	*	Juniper Networks, Inc.	3,173,632
15,050	*	Knowles Corporation	475,128
149,600		Mentor Graphics Corporation	3,294,192
81,900		Methode Electronics, Inc.	2,511,054
224,000		Microsoft Corporation	9,181,760
49,900	*	NeuStar, Inc. – Class “A”	1,622,249
89,500		Oracle Corporation	3,661,445
37,900	*	PTC, Inc.	1,342,797
73,400		QUALCOMM, Inc.	5,788,324
115,000		Symantec Corporation	2,296,550
65,200	*	Take-Two Interactive Software, Inc.	1,429,836
57,000		TE Connectivity, Ltd.	3,431,970
53,200	*	Yahoo!, Inc.	1,909,880
			87,896,038
		Materials—3.2%
40,400		Celanese Corporation – Series “A”	2,242,604
33,000		Cytec Industries, Inc.	3,221,130
109,500		Freeport-McMoRan Copper & Gold, Inc.	3,621,165
63,000		International Paper Company	2,890,440
60,700		LyondellBasell Industries NV – Class “A”	5,398,658
10,200		Praxair, Inc.	1,335,894
35,600		Rock-Tenn Company – Class “A”	3,758,292
34,700		RPM International, Inc.	1,451,848
			23,920,031

58

Shares or
Principal
Amount	Security	Value
	Telecommunication Services—1.3%
120,600	AT&T, Inc.	$ 4,229,442
110,600	Verizon Communications, Inc.	5,261,242
		9,490,684
	Utilities—.3%
13,000	Atmos Energy Corporation	612,690
39,300	NiSource, Inc.	1,396,329
		2,009,019
Total Value of Common Stocks (cost $262,664,284)		439,335,864
	CORPORATE BONDS—23.3%
	Aerospace/Defense—.1%
$ 1,000M	BAE Systems Holdings, Inc., 4.95%, 6/1/2014 (a)	1,006,845
	Agriculture—.2%
1,000M	Cargill, Inc., 6%, 11/27/2017 (a)	1,143,743
	Automotive—.6%
1,000M	Daimler Finance NA, LLC, 2.95%, 1/11/2017 (a)	1,042,716
1,000M	General Motors Co., 3.5%, 10/2/2018 (a)	1,023,750
2,000M	Johnson Controls, Inc., 5%, 3/30/2020	2,222,906
		4,289,372
	Chemicals—1.1%
2,000M	CF Industries, Inc., 7.125%, 5/1/2020	2,380,916
2,000M	Dow Chemical Co., 4.25%, 11/15/2020	2,121,638
1,000M	Lubrizol Corp., 8.875%, 2/1/2019	1,293,106
2,000M	LyondellBasell Industries NV, 6%, 11/15/2021	2,346,364
		8,142,024
	Consumer Durables—.2%
1,500M	Newell Rubbermaid, Inc., 4.7%, 8/15/2020	1,601,301
	Energy—2.1%
1,500M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	1,823,127
1,000M	DCP Midstream, LLC, 9.75%, 3/15/2019 (a)	1,276,197
2,000M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	2,073,880
1,000M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	954,967
1,500M	Nabors Industries, Inc., 6.15%, 2/15/2018	1,698,381
1,000M	Petrobras International Finance Co., 5.375%, 1/27/2021	1,016,321

59

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2014

Principal
Amount	Security	Value
	Energy (continued)
$ 1,000M	Reliance Holdings USA, Inc., 4.5%, 10/19/2020 (a)	$ 1,013,762
500M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018	570,214
1,000M	Suncor Energy, Inc., 6.1%, 6/1/2018	1,156,107
1,500M	Valero Energy Corp., 9.375%, 3/15/2019	1,953,971
1,500M	Weatherford International, Inc., 6.35%, 6/15/2017	1,698,542
		15,235,469
	Financial Services—3.1%
1,500M	Aflac, Inc., 8.5%, 5/15/2019	1,929,970
	American Express Co.:
500M	6.15%, 8/28/2017	576,770
1,000M	7%, 3/19/2018	1,187,119
	American International Group, Inc.:
750M	4.875%, 9/15/2016	818,725
750M	8.25%, 8/15/2018	939,271
1,500M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	1,703,620
1,000M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022	1,026,321
2,000M	BlackRock, Inc., 5%, 12/10/2019	2,259,288
1,000M	CoBank, ACB, 7.875%, 4/16/2018 (a)	1,198,465
1,000M	ERAC USA Finance Co., 4.5%, 8/16/2021 (a)	1,064,468
2,000M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	2,525,012
	General Electric Capital Corp.:
1,000M	5.625%, 9/15/2017	1,135,510
2,000M	5.3%, 2/11/2021	2,252,766
1,000M	Harley-Davidson Funding Corp., 5.75%, 12/15/2014 (a)	1,034,434
1,000M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	1,072,171
1,000M	Protective Life Corp., 7.375%, 10/15/2019	1,215,457
1,000M	Prudential Financial, Inc., 7.375%, 6/15/2019	1,226,612
		23,165,979
	Financials—4.2%
	Bank of America Corp.:
3,500M	5.65%, 5/1/2018	3,960,166
1,000M	5%, 5/13/2021	1,104,308
	Barclays Bank, PLC:
2,500M	6.75%, 5/22/2019	3,002,837
1,000M	5.125%, 1/8/2020	1,120,855
3,500M	Citigroup, Inc., 6.125%, 11/21/2017	4,010,867
	Goldman Sachs Group, Inc.:
2,600M	5.375%, 3/15/2020	2,904,647
1,000M	3.625%, 1/22/2023	985,542

60

Principal
Amount	Security	Value
	Financials (continued)
	JPMorgan Chase & Co.:
$ 2,500M	6%, 1/15/2018	$ 2,871,748
1,000M	4.5%, 1/24/2022	1,079,865
	Morgan Stanley:
2,050M	6.625%, 4/1/2018	2,391,944
1,000M	5.5%, 7/28/2021	1,131,595
1,000M	Siemens Financieringsmaatschappij NV, 5.75%, 10/17/2016 (a)	1,118,822
1,000M	SunTrust Banks, Inc., 6%, 9/11/2017	1,140,012
1,000M	UBS AG, 4.875%, 8/4/2020	1,108,854
3,000M	Wells Fargo & Co., 4.6%, 4/1/2021	3,306,912
		31,238,974
	Food/Beverage/Tobacco—2.5%
1,500M	Altria Group, Inc., 9.7%, 11/10/2018	1,970,838
	Anheuser-Busch InBev Worldwide, Inc.:
1,000M	6.875%, 11/15/2019	1,223,988
500M	5.375%, 1/15/2020	574,716
1,000M	Bottling Group, LLC, 5.125%, 1/15/2019	1,129,339
1,750M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	2,161,948
1,000M	ConAgra Foods, Inc., 5.875%, 4/15/2014	1,001,837
1,500M	Diageo Capital, PLC, 5.75%, 10/23/2017	1,720,255
1,500M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	1,757,545
1,000M	Ingredion, Inc., 4.625%, 11/1/2020	1,062,151
1,500M	Lorillard Tobacco Co., 6.875%, 5/1/2020	1,756,461
1,000M	Mead Johnson Nutrition Co., 4.9%, 11/1/2019	1,093,857
1,000M	Philip Morris International, Inc., 5.65%, 5/16/2018	1,147,611
1,500M	SABMiller Holdings, Inc., 3.75%, 1/15/2022 (a)	1,535,643
		18,136,189
	Forest Products/Containers—.4%
2,000M	International Paper Co., 9.375%, 5/15/2019	2,614,178
	Health Care—1.2%
2,000M	Biogen IDEC, Inc., 6.875%, 3/1/2018	2,356,200
1,500M	Express Scripts Holding Co., 4.75%, 11/15/2021	1,632,792
1,000M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	995,029
1,000M	Mylan, Inc., 3.125%, 1/15/2023 (a)	949,280
1,000M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019	1,136,544
1,000M	Quest Diagnostics, Inc., 6.4%, 7/1/2017	1,135,699
688M	Roche Holdings, Inc., 6%, 3/1/2019 (a)	809,180
		9,014,724

61

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2014

Principal
Amount	Security	Value
	Information Technology—.6%
$ 1,500M	Harris Corp., 4.4%, 12/15/2020	$ 1,582,094
1,500M	Motorola Solutions, Inc., 6%, 11/15/2017	1,715,981
1,500M	Symantec Corp., 3.95%, 6/15/2022	1,489,614
		4,787,689
	Manufacturing—.8%
2,000M	CRH America, Inc., 8.125%, 7/15/2018	2,444,454
1,000M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	1,176,412
1,000M	John Deere Capital Corp., 5.35%, 4/3/2018	1,132,014
1,000M	Tyco Electronics Group SA, 6.55%, 10/1/2017	1,157,294
		5,910,174
	Media-Broadcasting—.9%
1,000M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018 (a)	1,298,982
1,750M	CBS Corp., 8.875%, 5/15/2019	2,246,055
2,000M	Comcast Corp., 5.15%, 3/1/2020	2,267,586
1,000M	DirecTV Holdings, LLC, 3.8%, 3/15/2022	991,222
		6,803,845
	Media-Diversified—.1%
1,000M	McGraw-Hill Financial, Inc., 5.9%, 11/15/2017	1,110,160
	Metals/Mining—1.2%
1,500M	Alcoa, Inc., 6.15%, 8/15/2020	1,636,767
1,500M	ArcelorMittal, 6.125%, 6/1/2018	1,650,000
1,500M	Newmont Mining Corp., 5.125%, 10/1/2019	1,597,221
1,500M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021	1,547,390
1,500M	Vale Overseas, Ltd., 5.625%, 9/15/2019	1,664,262
1,000M	Xstrata Finance Canada, Ltd., 4.95%, 11/15/2021 (a)	1,035,261
		9,130,901
	Real Estate Investment Trusts—1.2%
1,500M	Boston Properties, LP, 5.875%, 10/15/2019	1,732,695
1,500M	Digital Realty Trust, LP, 5.25%, 3/15/2021	1,579,324
	HCP, Inc.:
500M	6.7%, 1/30/2018	583,961
1,000M	5.375%, 2/1/2021	1,121,199

62

Principal
Amount	Security	Value
	Real Estate Investment Trusts (continued)
$ 1,000M	ProLogis, LP, 6.625%, 5/15/2018	$ 1,164,629
1,000M	Simon Property Group, LP, 5.75%, 12/1/2015	1,071,736
1,500M	Ventas Realty, LP, 4.75%, 6/1/2021	1,619,051
		8,872,595
	Retail-General Merchandise—.4%
1,500M	Gap, Inc., 5.95%, 4/12/2021	1,691,337
1,000M	Home Depot, Inc., 5.875%, 12/16/2036	1,208,553
		2,899,890
	Telecommunications—.1%
1,000M	Rogers Communications, Inc., 3%, 3/15/2023	941,269
	Transportation—.6%
1,000M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	1,063,957
1,000M	Con-way, Inc., 7.25%, 1/15/2018	1,166,994
1,000M	GATX Corp., 4.75%, 6/15/2022	1,066,386
1,000M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	1,061,096
		4,358,433
	Utilities—1.6%
925M	Arizona Public Service Co., 8.75%, 3/1/2019	1,184,351
1,000M	Atmos Energy Corp., 8.5%, 3/15/2019	1,277,358
1,000M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	1,137,299
1,000M	Electricite de France SA, 6.5%, 1/26/2019 (a)	1,184,977
1,500M	Exelon Generation Co., LLC, 5.2%, 10/1/2019	1,641,632
357M	Great River Energy Co., 5.829%, 7/1/2017 (a)	384,722
1,000M	National Fuel Gas Co., 8.75%, 5/1/2019	1,255,152
2,000M	Ohio Power Co., 5.375%, 10/1/2021	2,312,420
1,000M	Sempra Energy, 9.8%, 2/15/2019	1,325,656
		11,703,567
	Waste Management—.1%
1,000M	Republic Services, Inc., 3.8%, 5/15/2018	1,061,145
Total Value of Corporate Bonds (cost $165,804,687)		173,168,466

63

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2014

Principal
Amount	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—3.3%
	Fannie Mae—2.5%
$ 2,208M	3%, 3/1/2027 – 7/1/2027	$ 2,270,857
1,523M	3.5%, 10/1/2025	1,627,889
4,231M	4%, 4/16/2029 – 10/1/2041 (b)	4,422,804
4,137M	5%, 3/1/2034 – 11/1/2040	4,546,716
3,588M	5.5%, 5/1/2033 – 10/1/2039	3,982,279
645M	6%, 5/1/2036 – 8/1/2037	720,413
545M	6.5%, 11/1/2033 – 6/1/2036	612,305
670M	7%, 3/1/2032 – 8/1/2032	741,327
		18,924,590
	Freddie Mac—.8%
931M	3.5%, 9/1/2032	972,050
961M	4%, 11/1/2040	1,011,337
1,252M	4.5%, 10/1/2040	1,345,364
2,039M	5.5%, 5/1/2038 – 10/1/2039	2,267,548
268M	6%, 9/1/2032 – 6/1/2035	298,052
		5,894,351
Total Value of Residential Mortgage-Backed Securities (cost $24,136,492)		24,818,941
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—3.2%
17,500M	Fannie Mae, 1.625%, 11/27/2018	17,448,113
	Federal Farm Credit Bank:
1,000M	2.68%, 7/30/2020	1,000,267
1,000M	2.79%, 11/12/2020	1,007,378
	Freddie Mac:
1,000M	5.125%, 10/18/2016	1,112,578
1,000M	1.25%, 5/12/2017	1,008,508
1,500M	5.125%, 11/17/2017	1,707,000
Total Value of U.S. Government Agency Obligations (cost $23,158,623)		23,283,844
	U.S. GOVERNMENT OBLIGATIONS—1.8%
13,500M	U.S. Treasury Notes, 1.375%, 12/31/2018 (cost $13,373,371)	13,329,144

64

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—6.7%
	U.S. Treasury Bills:
$ 5,000M	0.036%, 4/3/2014		$ 4,999,990
3,000M	0.02%, 4/17/2014		2,999,973
16,000M	0.04%, 4/17/2014		15,999,716
16,000M	0.0405%, 4/17/2014		15,999,712
10,000M	0.0605%, 4/24/2014		9,999,613
Total Value of Short-Term U.S. Government Obligations (cost $49,999,004)			49,999,004
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—2.1%
	Federal Home Loan Bank:
1,734M	0.04%, 4/9/2014		1,733,985
5,000M	0.04%, 4/10/2014		4,999,950
4,000M	0.05%, 4/21/2014		3,999,889
5,000M	0.065%, 4/25/2014		4,999,783
Total Value of Short-Term U.S. Government Agency Obligations (cost $15,733,607) 15,733,607
Total Value of Investments (cost $554,870,068)		99.6%	739,668,870
Other Assets, Less Liabilities		.4	2,951,731
Net Assets		100.0%	$742,620,601

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1G).

Summary of Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

65

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2014

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$439,335,864	$—	$—	$439,335,864
Corporate Bonds	—	173,168,466	—	173,168,466
Residential Mortgage-Backed
Securities	—	24,818,941	—	24,818,941
U.S. Government Agency
Obligations	—	23,283,844	—	23,283,844
U.S. Government Obligations	—	13,329,144	—	13,329,144
Short-Term U.S. Government
Agency Obligations	—	49,999,004	—	49,999,004
Short-Term U.S. Government
Obligations	—	15,733,607	—	15,733,607
Total Investments in Securities*	$439,335,864	$300,333,006	$—	$739,668,870

* The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

66	See notes to financial statements

Fund Expenses (unaudited)
EQUITY INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/13)	(3/31/14)	(10/1/13–3/31/14)*
Class A Shares	1.23%
Actual		$1,000.00	$1,101.56	$ 6.44
Hypothetical**		$1,000.00	$1,018.80	$ 6.19
Class B Shares	2.08%
Actual		$1,000.00	$1,096.48	$10.87
Hypothetical**		$1,000.00	$1,014.56	$10.45
Advisor Class Shares	1.00%
Actual		$1,000.00	$1,101.30	$ 5.24
Hypothetical**		$1,000.00	$1,019.94	$ 5.04
Institutional Class Shares	0.81%
Actual		$1,000.00	$1,103.07	$ 4.25
Hypothetical**		$1,000.00	$1,020.89	$ 4.08

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of investments.

67

Portfolio of Investments
EQUITY INCOME FUND
March 31, 2014

Shares		Security	Value
		COMMON STOCKS—93.7%
		Consumer Discretionary—11.0%
40,000		BorgWarner, Inc.	$ 2,458,800
30,000		CBS Corporation – Class “B”	1,854,000
800	*	CBS Outdoor Americas, Inc. (a)	23,400
158,000		Comcast Corporation – Special Shares “A”	7,704,080
70,000		Delphi Automotive, PLC	4,750,200
170,400		Extended Stay America, Inc.	3,880,008
160,000		Ford Motor Company	2,496,000
20,000		GNC Holdings, Inc. – Class “A”	880,400
45,000		Hanesbrands, Inc.	3,441,600
45,000		Harman International Industries, Inc.	4,788,000
42,200		Home Depot, Inc.	3,339,286
34,500		Lowe’s Companies, Inc.	1,687,050
41,100		McDonald’s Corporation	4,029,033
92,400		Newell Rubbermaid, Inc.	2,762,760
124,500	*	Orient-Express Hotels, Ltd. – Class “A”	1,794,045
201,900		Regal Entertainment Group – Class “A”	3,771,492
79,633		Time Warner, Inc.	5,202,424
15,000		Tupperware Brands Corporation	1,256,400
41,900		Walt Disney Company	3,354,933
			59,473,911
		Consumer Staples—9.8%
235,000		Altria Group, Inc.	8,796,050
54,300		Avon Products, Inc.	794,952
53,800		Beam, Inc.	4,481,540
64,200		Coca-Cola Company	2,481,972
91,700		CVS Caremark Corporation	6,864,662
25,000		Dr. Pepper Snapple Group, Inc.	1,361,500
23,300		Kimberly-Clark Corporation	2,568,825
83,066		Kraft Foods Group, Inc.	4,660,003
51,300		Nu Skin Enterprises, Inc. – Class “A”	4,250,205
38,500		PepsiCo, Inc.	3,214,750
82,300		Philip Morris International, Inc.	6,737,901
55,400		Procter & Gamble Company	4,465,240
29,400		Wal-Mart Stores, Inc.	2,247,042
			52,924,642

68

Shares	Security	Value
	Energy—8.3%
79,400	Chevron Corporation	$ 9,441,454
81,500	ConocoPhillips	5,733,525
59,600	Devon Energy Corporation	3,989,028
52,500	Ensco, PLC – Class “A”	2,770,950
47,400	ExxonMobil Corporation	4,630,032
99,600	Marathon Oil Corporation	3,537,792
28,000	Marathon Petroleum Corporation	2,437,120
10,000	National Oilwell Varco, Inc.	778,700
25,400	Noble Corporation, PLC	831,596
69,500	Occidental Petroleum Corporation	6,622,655
40,500	Royal Dutch Shell, PLC – Class “A” (ADR)	2,958,930
46,000	Seadrill, Ltd.	1,617,360
		45,349,142
	Financials—15.9%
52,600	ACE, Ltd.	5,210,556
35,000	American Express Company	3,151,050
16,300	Ameriprise Financial, Inc.	1,794,141
122,200	Armada Hoffler Properties, Inc. (REIT)	1,226,888
123,000	Berkshire Hills Bancorp, Inc.	3,183,240
132,200	Brixmor Property Group, Inc. (REIT)	2,819,826
28,556	Chubb Corporation	2,550,051
75,000	Discover Financial Services	4,364,250
225,000	Financial Select Sector SPDR Fund (ETF)	5,026,500
71,600	FirstMerit Corporation	1,491,428
39,600	Invesco, Ltd.	1,465,200
40,000	iShares S&P U.S. Preferred Stock Index Fund (ETF)	1,561,200
177,800	JPMorgan Chase & Company	10,794,238
85,000	MetLife, Inc.	4,488,000
138,700	Oritani Financial Corporation	2,192,847
52,900	PNC Financial Services Group, Inc.	4,602,300
56,500	Protective Life Corporation	2,971,335
104,300	Select Income REIT (REIT)	3,157,161
255,600	Sterling Bancorp	3,235,896
42,800	Travelers Companies, Inc.	3,642,280
93,300	U.S. Bancorp	3,998,838
108,500	Urstadt Biddle Properties, Inc. – Class “A” (REIT)	2,241,610
198,500	Wells Fargo & Company	9,873,390
130,500	Westfield Financial, Inc.	972,225
		86,014,450

69

Portfolio of Investments (continued)
EQUITY INCOME FUND
March 31, 2014

Shares		Security	Value
		Health Care—13.6%
43,600		Abbott Laboratories	$ 1,679,036
86,100		AbbVie, Inc.	4,425,540
32,240	*	Actavis, PLC	6,636,604
54,600		Baxter International, Inc.	4,017,468
45,000		Covidien, PLC	3,314,700
67,400		GlaxoSmithKline, PLC (ADR)	3,601,182
113,900		Johnson & Johnson	11,188,397
22,000		McKesson Corporation	3,884,540
195,211		Merck & Company, Inc.	11,082,128
16,500		Novartis AG (ADR)	1,402,830
55,000		Omnicare, Inc.	3,281,850
359,224		Pfizer, Inc.	11,538,275
59,700	*	Prestige Brands Holdings, Inc.	1,626,825
40,500		Thermo Fisher Scientific, Inc.	4,869,720
41,952		Zoetis, Inc.	1,214,091
			73,763,186
		Industrials—11.8%
38,600		3M Company	5,236,476
40,000		A.O. Smith Corporation	1,840,800
64,537		ADT Corporation	1,932,883
48,000		Altra Industrial Motion Corporation	1,713,600
40,000		Chicago Bridge & Iron Company NV – NY Shares	3,486,000
19,600		Dover Corporation	1,602,300
30,000		Eaton Corporation, PLC	2,253,600
40,000		G&K Services, Inc. – Class “A”	2,446,800
50,000		Generac Holdings, Inc.	2,948,500
17,800		General Dynamics Corporation	1,938,776
371,800		General Electric Company	9,625,902
71,900		Honeywell International, Inc.	6,669,444
61,450		ITT Corporation	2,627,602
101,300		Kforce, Inc.	2,159,716
26,372		Pentair, Ltd.	2,092,354
20,000		Snap-On, Inc.	2,269,600
23,800	*	TAL International Group, Inc.	1,020,306
79,075		Tyco International, Ltd.	3,352,780
31,700		United Parcel Service, Inc. – Class “B”	3,086,946
47,500		United Technologies Corporation	5,549,900
			63,854,285

70

Shares		Security	Value
		Information Technology—11.2%
9,700		Apple, Inc.	$ 5,206,378
21,600		Automatic Data Processing, Inc.	1,668,816
60,000		Avago Technologies, Ltd.	3,864,600
307,000		Cisco Systems, Inc.	6,879,870
309,700		Intel Corporation	7,993,357
81,700		Intersil Corporation – Class “A”	1,055,564
155,000	*	Juniper Networks, Inc.	3,992,800
144,100		Mentor Graphics Corporation	3,173,082
101,800		Methode Electronics, Inc.	3,121,188
105,000		Microchip Technology, Inc.	5,014,800
240,000		Microsoft Corporation	9,837,600
50,000		Oracle Corporation	2,045,500
55,300		QUALCOMM, Inc.	4,360,958
39,200		TE Connectivity, Ltd.	2,360,232
			60,574,745
		Materials—3.8%
13,300		Cytec Industries, Inc.	1,298,213
66,900		Dow Chemical Company	3,250,671
50,100		DuPont (E.I.) de Nemours & Company	3,361,710
76,200		Freeport-McMoRan Copper & Gold, Inc.	2,519,934
45,400		International Paper Company	2,082,952
51,700		LyondellBasell Industries NV – Class “A”	4,598,198
13,000		Rock-Tenn Company – Class “A”	1,372,410
35,000		Westlake Chemical Corporation	2,316,300
			20,800,388
		Telecommunication Services—2.9%
165,730		AT&T, Inc.	5,812,151
136,500		NTELOS Holdings Corporation	1,842,750
167,300		Verizon Communications, Inc.	7,958,461
			15,613,362
		Utilities—5.4%
97,000		American Electric Power Company, Inc.	4,914,020
32,500		Dominion Resources, Inc.	2,307,175
45,000		Duke Energy Corporation	3,204,900
45,100		NextEra Energy, Inc.	4,312,462
125,900		NiSource, Inc.	4,473,227

71

Portfolio of Investments (continued)
EQUITY INCOME FUND
March 31, 2014

Shares or
Principal
Amount	Security	Value
	Utilities (continued)
69,000	Portland General Electric Company	$ 2,231,460
110,000	PPL Corporation	3,645,400
106,400	Vectren Corporation	4,191,096
		29,279,740
Total Value of Common Stocks (cost $360,245,761)		507,647,851
	PREFERRED STOCKS—.4%
	Financials
50,500	Digital Realty Trust, Inc., Series G, 5.875%, 2049 (REIT)	1,028,180
46,000	Urstadt Biddle Properties, Inc., Series F, 7.125%, 2049 (REIT)	1,129,300
Total Value of Preferred Stocks (cost $2,403,576)		2,157,480
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—3.9%
	Federal Home Loan Bank:
$1,100M	0.04%, 4/9/2014	1,099,990
6,000M	0.045%, 4/11/2014	5,999,925
3,000M	0.05%, 4/21/2014	2,999,917
8,000M	0.04%, 4/23/2014	7,999,804
3,000M	0.065%, 4/25/2014	2,999,870
Total Value of Short-Term U.S. Government Agency Obligations (cost $21,099,506) 21,099,506
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—2.3%
	U.S. Treasury Bills:
2,500M	0.036%, 4/3/2014	2,499,995
2,000M	0.02%, 4/17/2014	1,999,982
8,000M	0.04%, 4/17/2014	7,999,858
Total Value of Short-Term U.S. Government Obligations (cost $12,499,835)		12,499,835
Total Value of Investments (cost $396,248,678)	100.3%	543,404,672
Excess of Liabilities Over Other Assets	(.3)	(1,667,514)
Net Assets	100.0%	$541,737,158

72

*	Non-income producing

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1G).

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

73

Portfolio of Investments (continued)
EQUITY INCOME FUND
March 31, 2014

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$507,647,851	$—	$—	$507,647,851
Preferred Stocks	2,157,480	—	—	2,157,480
Short-Term U.S. Government
Agency Obligations	—	21,099,506	—	21,099,506
Short-Term U.S. Government
Obligations	—	12,499,835	—	12,499,835
Total Investments in Securities*	$509,805,331	$33,599,341	$—	$543,404,672

* The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

74	See notes to financial statements

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/13)	(3/31/14)	(10/1/13–3/31/14)*
Class A Shares	1.15%
Actual		$1,000.00	$1,106.87	$ 6.04
Hypothetical**		$1,000.00	$1,019.20	$ 5.79
Class B Shares	1.96%
Actual		$1,000.00	$1,101.91	$10.27
Hypothetical**		$1,000.00	$1,015.16	$ 9.85
Advisor Class Shares	0.93%
Actual		$1,000.00	$1,108.52	$ 4.89
Hypothetical**		$1,000.00	$1,020.29	$ 4.68
Institutional Class Shares	0.75%
Actual		$1,000.00	$1,109.15	$ 3.94
Hypothetical**		$1,000.00	$1,021.19	$ 3.78

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of investments.

75

Portfolio of Investments
GROWTH & INCOME FUND
March 31, 2014

Shares		Security	Value
		COMMON STOCKS—99.5%
		Consumer Discretionary—14.4%
205,000		Best Buy Company, Inc.	$ 5,414,050
250,000		BorgWarner, Inc.	15,367,500
390,000		CBS Corporation – Class “B”	24,102,000
50,000		Dana Holding Corporation	1,163,500
305,000		Delphi Automotive, PLC	20,697,300
240,000	*	Express, Inc.	3,811,200
6,600		Extended Stay America, Inc.	150,282
500,000		Ford Motor Company	7,800,000
135,000		GNC Holdings, Inc. – Class “A”	5,942,700
150,000		Harman International Industries, Inc.	15,960,000
180,000		Home Depot, Inc.	14,243,400
250,000	*	Jarden Corporation	14,957,500
315,000		L Brands, Inc.	17,882,550
130,000		Lear Corporation	10,883,600
151,800		Macy’s, Inc.	9,000,222
100,000		McDonald’s Corporation	9,803,000
325,000		Newell Rubbermaid, Inc.	9,717,500
307,900	*	Orient-Express Hotels, Ltd. – Class “A”	4,436,839
60,000		Penske Automotive Group, Inc.	2,565,600
450,000		Pier 1 Imports, Inc.	8,496,000
89,300	*	Steiner Leisure, Ltd.	4,130,125
125,000	*	TRW Automotive Holdings Corporation	10,202,500
117,000		Tupperware Brands Corporation	9,799,920
5,000	*	Vince Holding Corporation	131,800
160,000		Walt Disney Company	12,811,200
140,000		Wyndham Worldwide Corporation	10,252,200
			249,722,488
		Consumer Staples—8.7%
450,000		Altria Group, Inc.	16,843,500
250,000		Avon Products, Inc.	3,660,000
432,600		Coca-Cola Company	16,724,316
285,000		CVS Caremark Corporation	21,335,100
210,000		Herbalife, Ltd.	12,026,700
300,000		Nu Skin Enterprises, Inc. – Class “A”	24,855,000
126,000		PepsiCo, Inc.	10,521,000
275,000		Philip Morris International, Inc.	22,514,250
135,562		Procter & Gamble Company	10,926,297
160,000		Wal-Mart Stores, Inc.	12,228,800
			151,634,963

76

Shares		Security	Value
		Energy—10.1%
138,000		Anadarko Petroleum Corporation	$ 11,696,880
144,800		Chevron Corporation	17,218,168
230,000		ConocoPhillips	16,180,500
245,000		Devon Energy Corporation	16,397,850
145,000		Ensco, PLC – Class “A”	7,653,100
230,000		ExxonMobil Corporation	22,466,400
31,700		Hess Corporation	2,627,296
6,920		Hugoton Royalty Trust	55,845
348,019		Marathon Oil Corporation	12,361,635
142,509		Marathon Petroleum Corporation	12,403,983
160,000		National Oilwell Varco, Inc.	12,459,200
247,500		Noble Corporation, PLC	8,103,150
100,000		Occidental Petroleum Corporation	9,529,000
115,000		Phillips 66	8,861,900
48,300		Schlumberger, Ltd.	4,709,250
350,200		Suncor Energy, Inc.	12,242,992
			174,967,149
		Financials—10.4%
230,000		American Express Company	20,706,900
140,000		Ameriprise Financial, Inc.	15,409,800
120,000		Armada Hoffler Properties, Inc. (REIT)	1,204,800
532,500		Brixmor Property Group, Inc. (REIT)	11,358,225
275,000		Discover Financial Services	16,002,250
100,000		Financial Select Sector SPDR Fund (ETF)	2,234,000
225,000		FirstMerit Corporation	4,686,750
187,500	*	Health Insurance Innovations, Inc. – Class “A”	1,938,750
85,000		Invesco, Ltd.	3,145,000
396,730		JPMorgan Chase & Company	24,085,478
100,000		MetLife, Inc.	5,280,000
100,000		Morgan Stanley	3,117,000
165,000		PNC Financial Services Group, Inc.	14,355,000
75,000		SPDR S&P 500 ETF Trust (ETF)	14,028,000
100,000		SPDR S&P Regional Banking (ETF)	4,138,000
357,666		Sunstone Hotel Investors, Inc. (REIT)	4,910,754
355,000		U.S. Bancorp	15,215,300
385,100		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	7,956,166
237,050		Wells Fargo & Company	11,790,867
			181,563,040

77

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2014

Shares		Security	Value
		Health Care—15.4%
400,000		Abbott Laboratories	$ 15,404,000
230,000		AbbVie, Inc.	11,822,000
151,344	*	Actavis, PLC	31,154,162
175,000		Baxter International, Inc.	12,876,500
75,000		Covidien, PLC	5,524,500
200,000	*	Express Scripts Holding Company	15,018,000
482,500	*	Gilead Sciences, Inc.	34,189,950
270,625		Johnson & Johnson	26,583,494
9,375	*	Mallinckrodt, PLC	594,469
70,900		McKesson Corporation	12,518,813
325,000		Merck & Company, Inc.	18,450,250
152,000		Omnicare, Inc.	9,069,840
829,301		Pfizer, Inc.	26,637,148
135,000	*	Salix Pharmaceuticals, Ltd.	13,987,350
260,000		Thermo Fisher Scientific, Inc.	31,262,400
103,905		Zoetis, Inc.	3,007,011
			268,099,887
		Industrials—12.9%
175,000		3M Company	23,740,500
225,000		ADT Corporation	6,738,750
250,000		Altra Industrial Motion Corporation	8,925,000
90,000	*	Armstrong World Industries, Inc.	4,792,500
77,000		Caterpillar, Inc.	7,651,490
180,000		Chicago Bridge & Iron Company NV – NY Shares	15,687,000
153,700		Dover Corporation	12,564,975
165,000		Generac Holdings, Inc.	9,730,050
385,000		General Electric Company	9,967,650
209,700		Honeywell International, Inc.	19,451,772
175,000		ITT Corporation	7,483,000
20,000		Lockheed Martin Corporation	3,264,800
125,000		Pentair, Ltd.	9,917,500
145,000		Ryder System, Inc.	11,588,400
100,000		Snap-On, Inc.	11,348,000
230,000	*	TAL International Group, Inc.	9,860,100
110,000		Textainer Group Holdings, Ltd.	4,209,700
325,000		Textron, Inc.	12,769,250
372,475		Tyco International, Ltd.	15,792,940
9,800	*	United Rentals, Inc.	930,412
154,700		United Technologies Corporation	18,075,148
			224,488,937

78

Shares		Security	Value
		Information Technology—19.7%
50,000		Apple, Inc.	$ 26,837,000
350,000	*	ARRIS Group, Inc.	9,863,000
300,000		Avago Technologies, Ltd.	19,323,000
240,500	*	Blackhawk Network Holdings, Inc.	5,865,795
400,000		CDW Corporation	10,976,000
875,000		Cisco Systems, Inc.	19,608,750
100,000	*	eBay, Inc.	5,524,000
800,000		EMC Corporation	21,928,000
475,000		Hewlett-Packard Company	15,371,000
583,775		Intel Corporation	15,067,233
151,425		International Business Machines Corporation	29,147,798
416,800		Intersil Corporation – Class “A”	5,385,056
475,000	*	Juniper Networks, Inc.	12,236,000
60,000	*	Knowles Corporation	1,894,200
590,000		Mentor Graphics Corporation	12,991,800
315,000		Methode Electronics, Inc.	9,657,900
876,345		Microsoft Corporation	35,921,381
200,000	*	NeuStar, Inc. – Class “A”	6,502,000
350,000		Oracle Corporation	14,318,500
150,000	*	PTC, Inc.	5,314,500
290,000		QUALCOMM, Inc.	22,869,400
455,200		Symantec Corporation	9,090,344
250,000	*	Take-Two Interactive Software, Inc.	5,482,500
225,000		TE Connectivity, Ltd.	13,547,250
210,000	*	Yahoo!, Inc.	7,539,000
			342,261,407
		Materials—5.4%
156,900		Celanese Corporation – Series “A”	8,709,519
130,000		Cytec Industries, Inc.	12,689,300
425,000		Freeport-McMoRan Copper & Gold, Inc.	14,054,750
245,000		International Paper Company	11,240,600
235,000		LyondellBasell Industries NV – Class “A”	20,900,900
40,000		Praxair, Inc.	5,238,800
140,000		Rock-Tenn Company – Class “A”	14,779,800
135,000		RPM International, Inc.	5,648,400
			93,262,069

79

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2014

Shares or
Principal
Amount	Security	Value
	Telecommunication Services—2.1%
475,000	AT&T, Inc.	$ 16,658,250
425,000	Verizon Communications, Inc.	20,217,250
		36,875,500
	Utilities—.4%
50,000	Atmos Energy Corporation	2,356,500
151,100	NiSource, Inc.	5,368,583
		7,725,083
Total Value of Common Stocks (cost $1,054,409,280)		1,730,600,523
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—.2%
	U.S. Treasury Bills:
$ 2,000M	0.036%, 4/3/2014	1,999,996
1,000M	0.02%, 4/17/2014	999,991
Total Value of Short-Term U.S. Government Obligations (cost $2,999,987)		2,999,987
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—.1%
2,000M	Federal Home Loan Bank, 0.065%, 4/25/2014 (cost $1,999,913)	1,999,913
Total Value of Investments (cost $1,059,409,180)	99.8%	1,735,600,423
Other Assets, Less Liabilities	.2	3,093,571
Net Assets	100.0%	$1,738,693,994

* Non-income producing

Summary of Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

80

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,730,600,523	$—	$—	$1,730,600,523
Short-Term U.S. Government
Obligations	—	2,999,987	—	2,999,987
Short-Term U.S. Government
Agency Obligations	—	1,999,913	—	1,999,913
Total Investments in Securities*	$1,730,600,523	$4,999,900	$—	$1,735,600,423

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	81

Fund Expenses (unaudited)
GLOBAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/13)	(3/31/14)	(10/1/13–3/31/14)*
Class A Shares	1.51%
Actual		$1,000.00	$1,067.00	$ 7.78
Hypothetical**		$1,000.00	$1,017.40	$ 7.59
Class B Shares	2.34%
Actual		$1,000.00	$1,063.71	$12.04
Hypothetical**		$1,000.00	$1,013.26	$11.75
Advisor Class Shares	1.24%
Actual		$1,000.00	$1,067.04	$ 6.39
Hypothetical**		$1,000.00	$1,018.75	$ 6.24
Institutional Class Shares	1.05%
Actual		$1,000.00	$1,069.48	$ 5.42
Hypothetical**		$1,000.00	$1,019.69	$ 5.29

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of investments.

82

Portfolio of Investments
GLOBAL FUND
March 31, 2014

Shares		Security	Value
		COMMON STOCKS—99.1%
		United States—58.3%
34,100		Accenture, PLC – Class “A”	$ 2,718,452
98,500		Activision Blizzard, Inc.	2,013,340
83,400		Aetna, Inc.	6,252,498
47,940	*	Alkermes, PLC	2,113,675
7,700		Alliance Data Systems Corporation	2,097,865
8,600		Amazon.com, Inc.	2,894,072
90,480		American International Group, Inc.	4,524,905
32,125		Ameriprise Financial, Inc.	3,535,999
66,800		AMETEK, Inc.	3,439,532
57,415		Amgen, Inc.	7,081,566
49,040		Anadarko Petroleum Corporation	4,156,630
119,647		Arena Pharmaceuticals, Inc.	753,776
8,900		Artisan Partners Asset Management, Inc. – Class “A”	571,825
27,555		BlackRock, Inc.	8,665,496
82,320		Bristol-Myers Squibb Company	4,276,524
26,700		Celgene Corporation	3,727,320
138,655		Citigroup, Inc.	6,599,978
20,700	*	Concho Resources, Inc.	2,535,750
85,360		Eli Lilly & Company	5,024,290
70,200		Equifax, Inc.	4,775,706
28,100		Estee Lauder Companies, Inc. – Class “A”	1,879,328
161,200		Ford Motor Company	2,514,720
59,900		Gap, Inc.	2,399,594
30,300	*	Gilead Sciences, Inc.	2,147,058
6,550	*	Google, Inc. – Class “A”	7,300,040
68,700		Halliburton Company	4,045,743
72,300		HCA, Inc.	3,795,750
6,000		IntercontinentalExchange Group, Inc.	1,186,980
58,600		International Paper Company	2,688,568
23,900		Invesco, Ltd.	884,300
74,100		KBR, Inc.	1,976,988
65,200		L Brands, Inc.	3,701,404
11,100	*	LinkedIn Corporation – Class “A”	2,052,834
36,600		MasterCard, Inc.	2,734,020
20,865		McKesson Corporation	3,684,133
155,360		Merck & Company, Inc.	8,819,787
148,400		Mondelez International, Inc. – Class “A”	5,127,220
45,720		Monster Beverage Corporation	3,175,254
72,769		Nielsen Holdings NV	3,247,680
55,200		NPS Pharmaceuticals, Inc.	1,652,136

83

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2014

Shares		Security	Value
		United States (continued)
46,120		Parker Hannifin Corporation	$ 5,521,025
28,700		Pioneer Natural Resources Company	5,370,918
77,475		PNC Financial Services Group, Inc.	6,740,325
78,400		QUALCOMM, Inc.	6,182,624
40,900		Range Resources Corporation	3,393,473
14,900		Regeneron Pharmaceuticals, Inc.	4,474,172
57,490	*	Salesforce.com, Inc.	3,282,104
13,300	*	Salix Pharmaceuticals, Ltd.	1,378,013
29,000		Solera Holdings, Inc.	1,836,860
35,645	*	Teledyne Technologies, Inc.	3,469,328
52,400	*	TRW Automotive Holdings Corporation	4,276,888
91,000		United Continental Holdings, Inc.	4,061,330
45,600		VF Corporation	2,821,728
8,100		Virtus Investment Partners, Inc.	1,402,677
98,500		Vulcan Materials Company	6,545,325
20,380		W.W. Grainger, Inc.	5,149,211
48,400		WABCO Holdings, Inc.	5,109,104
40,960		Wabtec Corporation	3,174,400
149,000		WisdomTree Investments, Inc.	1,954,880
317,600		Xerox Corporation	3,588,880
157,824		Zoetis, Inc.	4,567,427
			227,073,428
		Japan—12.1%
27,570		Aeon Mall Company, Ltd.	705,681
111,600		Asahi Group Holdings, Ltd.	3,130,673
116,000		Daiwa House Industry Company, Ltd.	1,972,287
76,600		Dentsu, Inc.	2,911,968
622,000		Isuzu Motors, Ltd.	3,581,551
42,500		Japan Exchange Group, Inc.	1,039,132
112,410		KDDI Corporation	6,522,913
325,100		Mitsubishi Electric Corporation	3,668,167
243,790		Mitsubishi UFJ Financial Group, Inc.	1,342,224
267,400		Nomura Holdings, Inc.	1,718,879
60,700		Nomura Research Institute, Ltd.	1,921,464
79,900		Olympus Corporation	2,552,517
273,900		ORIX Corporation	3,864,414
150,700		Rakuten, Inc.	2,014,991
88,000		Rohm Company, Ltd.	3,934,942

84

Shares		Security	Value
		Japan (continued)
64,600		Seven & I Holdings Company, Ltd.	$ 2,473,976
215,420		T&D Holdings, Inc.	2,566,591
32,900		Tokio Marine Holdings, Inc.	989,699
			46,912,069
		France—7.9%
44,091		Air Liquide SA	5,974,733
62,122		BNP Paribas SA	4,793,829
42,131		Cap Gemini SA	3,190,775
175,010		Rexel SA	4,593,784
74,510		Schneider Electric SA	6,608,300
92,801		Societe Generale	5,717,885
			30,879,306
		United Kingdom—5.8%
144,673		AstraZeneca, PLC	9,349,731
132,827		Diageo, PLC	4,121,018
486,453		Kingfisher, PLC	3,417,490
309,927	*	Rolls-Royce Holdings, PLC	5,549,266
			22,437,505
		Italy—3.0%
324,737		Assicurazioni Generali SpA	7,241,640
66,389		Banca Generali SpA	2,191,434
701,415		Intesa Sanpaolo	2,378,137
			11,811,211
		Belgium—2.3%
86,290		Anheuser-Busch InBev NV	9,050,484
		Canada—1.8%
303,000	*	Air Canada – Class “A”	1,520,833
63,000		Cameco Corporation	1,442,700
73,390		Tim Hortons, Inc.	4,067,950
			7,031,483

85

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2014

Shares		Security	Value
		Germany—1.5%
11,653		Brenntag AG	$ 2,162,573
80,645		ProSiebenSat. 1 Media AG	3,692,358
			5,854,931
		Netherlands—1.3%
83,911		NXP Semiconductors NV	4,934,806
		Switzerland—1.2%
106,103		Julius Baer Group, Ltd.	4,712,085
		South Korea—1.0%
116,880		SK Hynix, Inc.	3,952,915
		Sweden—1.0%
74,193		Assa Abloy AB-Class “B”	3,943,350
		China—.5%
24,100	*	58.Com, Inc. (ADR)	1,003,283
6,800	*	Baidu.com, Inc. (ADR)	1,036,184
			2,039,467
		Hong Kong—.4%
485,690		MGM China Holdings, Ltd.	1,712,458
		Greece—.4%
1,638,551	*	Alpha Bank A.E. (a)	1,614,703
		Mexico—.3%
376,500		Fibra Uno Administracion SA	1,218,765
		Norway—.2%
44,990	*	Tanker Investments, Ltd.	582,378
		India—.1%
6,960		United Spirits, Ltd.	308,531
Total Value of Common Stocks (cost $360,507,327)			386,069,875

86

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—1.3%
	United States
	U.S. Treasury Bills:
$ 500M	0.04%, 4/17/2014		$ 499,991
500M	0.0405%, 4/17/2014		499,991
4,000M	0.0605%, 4/24/2014		3,999,845
Total Value of Short-Term U.S. Government Obligations (cost $4,999,827)			4,999,827
Total Value of Investments (cost $365,507,154)		100.4%	391,069,702
Excess of Liabilities Over Other Assets		(.4)	(1,629,146)
Net Assets		100.0%	$389,440,556

*	Non-income producing

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1G).

Summary of Abbreviations:
ADR	American Depositary Receipts

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

87

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2014

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$227,073,428	$—	$—	$227,073,428
Japan	46,912,069	—	—	46,912,069
France	30,879,306	—	—	30,879,306
United Kingdom	22,437,505	—	—	22,437,505
Italy	11,811,211	—	—	11,811,211
Belgium	9,050,484	—	—	9,050,484
Canada	7,031,483	—	—	7,031,483
Germany	5,854,931	—	—	5,854,931
Netherlands	4,934,806	—	—	4,934,806
Switzerland	4,712,085	—	—	4,712,085
South Korea	3,952,915	—	—	3,952,915
Sweden	3,943,350	—	—	3,943,350
China	2,039,467	—	—	2,039,467
Hong Kong	1,712,458	—	—	1,712,458
Greece	1,614,703	—	—	1,614,703
Mexico	1,218,765	—	—	1,218,765
Norway	582,378	—	—	582,378
India	308,531	—	—	308,531
Short-Term U.S. Government
Obligations	—	4,999,827	—	4,999,827
Total Investments in Securities	$386,069,875	$4,999,827	$—	$391,069,702

During the period ended March 31, 2014, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

88	See notes to financial statements

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/13)	(3/31/14)	(10/1/13–3/31/14)*
Class A Shares	1.28%
Actual		$1,000.00	$1,151.96	$ 6.87
Hypothetical**		$1,000.00	$1,018.55	$ 6.44
Class B Shares	2.06%
Actual		$1,000.00	$1,146.28	$11.02
Hypothetical**		$1,000.00	$1,014.66	$10.35
Advisor Class Shares	1.02%
Actual		$1,000.00	$1,151.18	$ 5.47
Hypothetical**		$1,000.00	$1,019.84	$ 5.14
Institutional Class Shares	0.84%
Actual		$1,000.00	$1,154.26	$ 4.51
Hypothetical**		$1,000.00	$1,020.74	$ 4.23

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of investments.

89

Portfolio of Investments
SELECT GROWTH FUND
March 31, 2014

Shares		Security	Value
		COMMON STOCKS—99.0%
		Consumer Discretionary—19.8%
150,300		BorgWarner, Inc.	$ 9,238,941
302,700		Gentex Corporation	9,544,131
136,200		Home Depot, Inc.	10,777,506
11,000	*	Priceline.com, Inc.	13,110,790
129,500		Starbucks Corporation	9,502,710
218,300		TJX Companies, Inc.	13,239,895
44,740		Whirlpool Corporation	6,686,840
			72,100,813
		Consumer Staples—7.7%
189,400		Coca-Cola Enterprises, Inc.	9,045,744
71,000		Kimberly-Clark Corporation	7,827,750
257,200		Kroger Company	11,226,780
			28,100,274
		Energy—7.0%
43,800		Chevron Corporation	5,208,258
47,200		ExxonMobil Corporation	4,610,496
71,900		Helmerich & Payne, Inc.	7,733,564
149,600		Valero Energy Corporation	7,943,760
			25,496,078
		Financials—8.6%
151,300		American Express Company	13,621,539
127,400		Discover Financial Services	7,413,406
54,800		Travelers Companies, Inc.	4,663,480
128,200		U.S. Bancorp	5,494,652
			31,193,077
		Health Care—15.5%
80,800	*	Actavis, PLC	16,632,680
151,200	*	Align Technology, Inc.	7,830,648
45,700		C.R. Bard, Inc.	6,762,686
104,000	*	Gilead Sciences, Inc.	7,369,440
56,900		Johnson & Johnson	5,589,287
69,800		McKesson Corporation	12,324,586
			56,509,327

90

Shares or
Principal
Amount		Security	Value
		Industrials—17.8%
106,800		Alaska Air Group, Inc.	$ 9,965,508
200,500		AMETEK, Inc.	10,323,745
89,000		Boeing Company	11,168,610
93,300		Rockwell Automation, Inc.	11,620,515
48,300		Union Pacific Corporation	9,063,978
162,100		Wabtec Corporation	12,562,750
			64,705,106
		Information Technology—22.6%
54,100	*	Alliance Data Systems Corporation	14,739,545
144,800		Amdocs, Ltd.	6,727,408
27,800		Apple, Inc.	14,921,372
188,699	*	CoreLogic, Inc.	5,668,518
95,400		DST Systems, Inc.	9,042,966
239,400		Hewlett-Packard Company	7,746,984
149,100	*	Red Hat, Inc.	7,899,318
84,600		SanDisk Corporation	6,868,674
91,619		Western Digital Corporation	8,412,457
			82,027,242
Total Value of Common Stocks (cost $246,681,003)			360,131,917
		SHORT-TERM U.S. GOVERNMENT
		OBLIGATIONS—.5%
$ 2,000M		U.S. Treasury Bills, 0.02%, 4/17/2014 (cost $1,999,982)	1,999,982
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—.3%
1,000M		Freddie Mac, 0.045%, 4/8/2014 (cost $999,991)	999,991
Total Value of Investments (cost $249,680,976)		99.8%	363,131,890
Other Assets, Less Liabilities		.2	593,122
Net Assets		100.0%	$363,725,012

*	Non-income producing

91

Portfolio of Investments (continued)
SELECT GROWTH FUND
March 31, 2014

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$360,131,917	$—	$—	$360,131,917
Short-Term U.S. Government
Obligations	—	1,999,982	—	1,999,982
Short-Term U.S. Government
Agency Obligations	—	999,991	—	999,991
Total Investments in Securities*	$360,131,917	$2,999,973	$—	$363,131,890

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

92	See notes to financial statements

Fund Expenses (unaudited)
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/13)	(3/31/14)	(10/1/13–3/31/14)*
Class A Shares	1.21%
Actual		$1,000.00	$1,112.41	$ 6.37
Hypothetical**		$1,000.00	$1,018.90	$ 6.09
Class B Shares	2.00%
Actual		$1,000.00	$1,107.92	$10.51
Hypothetical**		$1,000.00	$1,014.96	$10.05
Advisor Class Shares	0.98%
Actual		$1,000.00	$1,112.59	$ 5.16
Hypothetical**		$1,000.00	$1,020.04	$ 4.94
Institutional Class Shares	0.79%
Actual		$1,000.00	$1,114.60	$ 4.16
Hypothetical**		$1,000.00	$1,020.99	$ 3.98

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of investments.

93

Portfolio of Investments
OPPORTUNITY FUND
March 31, 2014

Shares		Security	Value
		COMMON STOCKS—97.0%
		Consumer Discretionary—16.4%
150,000		BorgWarner, Inc.	$ 9,220,500
6,000	*	Container Store Group, Inc.	203,700
240,000		CST Brands, Inc.	7,497,600
50,000		Dana Holding Corporation	1,163,500
40,000	*	Del Frisco’s Restaurant Group, Inc.	1,116,000
245,000		Delphi Automotive, PLC	16,625,700
125,000	*	Express, Inc.	1,985,000
250,000		Extended Stay America, Inc.	5,692,500
60,200		GNC Holdings, Inc. – Class “A”	2,650,004
100,000		Harman International Industries, Inc.	10,640,000
149,500	*	Jarden Corporation	8,944,585
165,000		L Brands, Inc.	9,367,050
185,000		Newell Rubbermaid, Inc.	5,531,500
50,000		Nordstrom, Inc.	3,122,500
436,000	*	Orient-Express Hotels, Ltd. – Class “A”	6,282,760
109,900		Penske Automotive Group, Inc.	4,699,324
335,000		Pier 1 Imports, Inc.	6,324,800
25,000		Ralph Lauren Corporation	4,023,250
205,900		Ruth’s Hospitality Group, Inc.	2,489,331
145,000	*	TRW Automotive Holdings Corporation	11,834,900
100,000		Tupperware Brands Corporation	8,376,000
4,000	*	Vince Holding Corporation	105,440
148,000	*	William Lyon Homes – Class “A”	4,086,280
63,200		Wyndham Worldwide Corporation	4,628,136
			136,610,360
		Consumer Staples—4.1%
150,000		Avon Products, Inc.	2,196,000
155,000		Herbalife, Ltd.	8,876,850
20,000		McCormick & Company, Inc.	1,434,800
210,000		Nu Skin Enterprises, Inc. – Class “A”	17,398,500
82,600		Pinnacle Foods, Inc.	2,466,436
71,489		Tootsie Roll Industries, Inc.	2,140,387
			34,512,973
		Energy—7.4%
30,000	*	Dril-Quip, Inc.	3,363,000
116,500		Ensco, PLC – Class “A”	6,148,870
40,000		EOG Resources, Inc.	7,846,800

94

Shares		Security	Value
		Energy (continued)
90,000		EQT Corporation	$ 8,727,300
275,000	*	Helix Energy Solutions Group, Inc.	6,319,500
43,000		Hess Corporation	3,563,840
139,700		National Oilwell Varco, Inc.	10,878,439
120,000		Noble Corporation, PLC	3,928,800
232,000	*	RSP Permian, Inc.	6,702,480
225,000		Talisman Energy, Inc.	2,245,500
125,000	*	Weatherford International, Ltd.	2,170,000
			61,894,529
		Financials—12.7%
60,000		Ameriprise Financial, Inc.	6,604,200
220,000		Berkshire Hills Bancorp, Inc.	5,693,600
308,600		Brixmor Property Group, Inc. (REIT)	6,582,438
105,000		City National Corporation	8,265,600
220,000		Discover Financial Services	12,801,800
150,000		Douglas Emmett, Inc. (REIT)	4,071,000
45,000		Federal Realty Investment Trust (REIT)	5,162,400
90,000		Financial Select Sector SPDR Fund (ETF)	2,010,600
175,000		FirstMerit Corporation	3,645,250
171,000	*	Health Insurance Innovations, Inc. – Class “A”	1,768,140
15,000		Invesco, Ltd.	555,000
120,000		NASDAQ OMX Group, Inc.	4,432,800
100,000		Oritani Financial Corporation	1,581,000
275,000		Protective Life Corporation	14,462,250
150,000	*	Realogy Holdings Corporation	6,517,500
92,000		SPDR S&P Regional Banking (ETF)	3,806,960
355,000		Sterling Bancorp	4,494,300
175,000		Waddell & Reed Financial, Inc. – Class “A”	12,883,500
			105,338,338
		Health Care—15.0%
170,000	*	Actavis, PLC	34,994,500
100,000	*	Centene Corporation	6,225,000
75,000		DENTSPLY International, Inc.	3,453,000
175,000	*	Gilead Sciences, Inc.	12,400,500
115,000	*	Lannett Company, Inc.	4,107,800
80,000		McKesson Corporation	14,125,600
122,300		Omnicare, Inc.	7,297,641
20,000		Perrigo Company, PLC	3,093,200
399,500	*	Prestige Brands Holdings, Inc.	10,886,375

95

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2014

Shares		Security	Value
		Health Care (continued)
125,000	*	Salix Pharmaceuticals, Ltd.	$ 12,951,250
2,700	*	Surgical Care Affiliates, Inc.	83,025
125,000		Thermo Fisher Scientific, Inc.	15,030,000
			124,647,891
		Industrials—15.1%
140,000		A.O. Smith Corporation	6,442,800
130,500		ADT Corporation	3,908,475
180,000		Altra Industrial Motion Corporation	6,426,000
65,000	*	Armstrong World Industries, Inc.	3,461,250
160,000		Chicago Bridge & Iron Company NV – NY Shares	13,944,000
97,000		Dover Corporation	7,929,750
120,000		G&K Services, Inc. – Class “A”	7,340,400
100,000		Generac Holdings, Inc.	5,897,000
60,000		IDEX Corporation	4,373,400
160,000		ITT Corporation	6,841,600
82,500		J.B. Hunt Transport Services, Inc.	5,933,400
62,500		Pentair, Ltd.	4,958,750
40,000		Roper Industries, Inc.	5,340,400
130,000		Ryder System, Inc.	10,389,600
85,500		Snap-On, Inc.	9,702,540
90,000	*	TAL International Group, Inc.	3,858,300
60,000		Textainer Group Holdings, Ltd.	2,296,200
80,000		Textron, Inc.	3,143,200
146,400	*	United Rentals, Inc.	13,899,216
			126,086,281
		Information Technology—15.5%
250,000	*	ARRIS Group, Inc.	7,045,000
25,000	*	ATMI, Inc.	850,250
210,000		Avago Technologies, Ltd.	13,526,100
288,000	*	Blackhawk Network Holdings, Inc.	7,024,320
300,000		CDW Corporation	8,232,000
295,000	*	Finisar Corporation	7,820,450
90,000	*	Fiserv, Inc.	5,102,100
321,000		Intersil Corporation – Class “A”	4,147,320
325,000	*	Juniper Networks, Inc.	8,372,000
49,500	*	King Digital Entertainment, PLC	900,405
40,000	*	Knowles Corporation	1,262,800
380,000		Mentor Graphics Corporation	8,367,600

96

Shares		Security	Value
		Information Technology (continued)
280,000		Methode Electronics, Inc.	$ 8,584,800
150,000		Microchip Technology, Inc.	7,164,000
160,000	*	NeuStar, Inc. – Class “A”	5,201,600
380,000	*	ON Semiconductor Corporation	3,572,000
325,000		Symantec Corporation	6,490,250
250,000	*	Take-Two Interactive Software, Inc.	5,482,500
160,000		TE Connectivity, Ltd.	9,633,600
275,000		Technology Select Sector SPDR Fund (ETF)	9,996,250
			128,775,345
		Materials—6.6%
70,000		Cytec Industries, Inc.	6,832,700
267,322		Freeport-McMoRan Copper & Gold, Inc.	8,840,338
142,500		International Paper Company	6,537,900
95,000		Methanex Corporation	6,074,300
40,000		Praxair, Inc.	5,238,800
89,600		Rock-Tenn Company – Class “A”	9,459,072
55,000		Sigma-Aldrich Corporation	5,135,900
105,000		Westlake Chemical Corporation	6,948,900
			55,067,910
		Telecommunication Services—.5%
332,000		NTELOS Holdings Corporation	4,482,000
		Utilities—3.7%
111,000		AGL Resources, Inc.	5,434,560
120,800		NiSource, Inc.	4,292,024
144,800		Portland General Electric Company	4,682,832
135,000		SCANA Corporation	6,928,200
200,000		Wisconsin Energy Corporation	9,310,000
			30,647,616
Total Value of Common Stocks (cost $492,811,632)			808,063,243

97

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2014

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—1.3%
	U.S. Treasury Bills:
$2,000M	0.02%, 4/17/2014		$ 1,999,982
9,000M	0.04%, 4/17/2014		8,999,840
Total Value of Short-Term U.S. Government Obligations (cost $10,999,822)			10,999,822
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.0%
	Federal Home Loan Bank:
4,000M	0.04%, 4/10/2014		3,999,960
4,000M	0.05%, 4/21/2014		3,999,889
Total Value of Short-Term U.S. Government Agency Obligations (cost $7,999,849)			7,999,849
Total Value of Investments (cost $511,811,303)		99.3%	827,062,914
Other Assets, Less Liabilities		.7	6,182,930
Net Assets		100.0%	$833,245,844

*	Non-income producing

Summary of Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

98

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$808,063,243	$—	$—	$808,063,243
Short-Term U.S. Government
Obligations	—	10,999,822	—	10,999,822
Short-Term U.S. Government
Agency Obligations	—	7,999,849	—	7,999,849
Total Investments in Securities*	$808,063,243	$18,999,671	$—	$827,062,914

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	99

Fund Expenses (unaudited)
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/13)	(3/31/14)	(10/1/13–3/31/14)*
Class A Shares	1.35%
Actual		$1,000.00	$1,114.80	$ 7.12
Hypothetical**		$1,000.00	$1,018.20	$ 6.79
Class B Shares	2.19%
Actual		$1,000.00	$1,109.67	$11.52
Hypothetical**		$1,000.00	$1,014.01	$11.00
Advisor Class Shares	1.08%
Actual		$1,000.00	$1,114.03	$ 5.69
Hypothetical**		$1,000.00	$1,019.54	$ 5.44
Institutional Class Shares	0.90%
Actual		$1,000.00	$1,116.80	$ 4.75
Hypothetical**		$1,000.00	$1,020.44	$ 4.53

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of investments.

100

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2014

Shares		Security	Value
		COMMON STOCKS—99.0%
		Consumer Discretionary—15.4%
63,500		Best Buy Company, Inc.	$ 1,677,035
2,700	*	Container Store Group, Inc.	91,665
213,150		CST Brands, Inc.	6,658,806
25,300		Dana Holding Corporation	588,731
60,475	*	Deckers Outdoor Corporation	4,821,672
45,125	*	Express, Inc.	716,585
255,725	*	Fox Factory Holding Corporation	4,833,203
35,125		Hanesbrands, Inc.	2,686,360
40,000		Harman International Industries, Inc.	4,256,000
90,725	*	Jarden Corporation	5,428,077
125,875	*	Live Nation Entertainment, Inc.	2,737,781
252,900	*	Orient-Express Hotels, Ltd. – Class “A”	3,644,289
88,300		Penske Automotive Group, Inc.	3,775,708
252,000		Pier 1 Imports, Inc.	4,757,760
202,525		Regal Entertainment Group – Class “A”	3,783,167
228,400		Ruth’s Hospitality Group, Inc.	2,761,356
96,075	*	Starz – Class “A”	3,101,301
65,425		Tupperware Brands Corporation	5,479,998
2,200	*	Vince Holding Corporation	57,992
75,600	*	Visteon Corporation	6,686,064
105,550	*	William Lyon Homes – Class “A”	2,914,235
			71,457,785
		Consumer Staples—2.4%
66,900		Herbalife, Ltd.	3,831,363
52,000		Nu Skin Enterprises, Inc. – Class “A”	4,308,200
100,700		Pinnacle Foods, Inc.	3,006,902
			11,146,465
		Energy—9.7%
33,700	*	Dril-Quip, Inc.	3,777,770
161,050	*	Helix Energy Solutions Group, Inc.	3,700,929
279,066	*	Matrix Service Company	9,426,849
3,500	*	Navigator Holdings, Ltd.	91,000
44,850		Noble Corporation, PLC	1,468,389
129,500	*	RSP Permian, Inc.	3,741,255
214,575	*	Stone Energy Corporation	9,005,713
198,675		Western Refining, Inc.	7,668,855
89,300	*	Whiting Petroleum Corporation	6,196,527
			45,077,287

101

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2014

Shares		Security	Value
		Financials—19.4%
137,175		American Financial Group, Inc.	$ 7,916,369
14,200		Armada Hoffler Properties, Inc. (REIT)	142,568
100,750		Aspen Insurance Holdings, Ltd.	3,999,775
163,225		Berkshire Hills Bancorp, Inc.	4,224,263
193,475		Brixmor Property Group, Inc. (REIT)	4,126,822
100,500		Brown & Brown, Inc.	3,091,380
60,700		City National Corporation	4,778,304
152,200		Douglas Emmett, Inc. (REIT)	4,130,708
40,125		Federal Realty Investment Trust (REIT)	4,603,140
59,424		Fidelity National Financial, Inc.	1,868,291
105,000		Financial Select Sector SPDR Fund (ETF)	2,345,700
177,375		FirstMerit Corporation	3,694,721
176,075		Montpelier Re Holdings, Ltd.	5,239,992
148,525		OceanFirst Financial Corporation	2,627,407
178,150		Oritani Financial Corporation	2,816,552
50,000		Prosperity Bancshares, Inc.	3,307,500
156,875		Protective Life Corporation	8,250,056
99,725		SPDR S&P Regional Banking (ETF)	4,126,621
475,150		Sterling Bancorp	6,015,399
276,325	*	Strategic Hotels & Resorts, Inc.	2,815,752
231,475		TCF Financial Corporation	3,856,374
68,725		United Fire Group, Inc.	2,085,804
55,750		Waddell & Reed Financial, Inc. – Class “A”	4,104,315
			90,167,813
		Health Care—7.8%
100,000	*	ANI Pharmaceuticals, Inc.	3,135,000
120,050	*	Centene Corporation	7,473,112
132,250	*	Exactech, Inc.	2,983,560
78,575		Health Care Select Sector SPDR Fund (ETF)	4,595,852
65,000	*	Lannett Company, Inc.	2,321,800
90,000	*	Masimo Corporation	2,457,900
100,450		Omnicare, Inc.	5,993,851
84,700		PerkinElmer, Inc.	3,816,582
32,500	*	Salix Pharmaceuticals, Ltd.	3,367,325
1,600	*	Surgical Care Affiliates, Inc.	49,200
			36,194,182
		Industrials—14.8%
76,400		Altra Industrial Motion Corporation	2,727,480
44,200		Applied Industrial Technologies, Inc.	2,132,208

102

Shares		Security	Value
		Industrials (continued)
93,125		G&K Services, Inc. – Class “A”	$ 5,696,456
100,000		Generac Holdings, Inc.	5,897,000
140,225		Industrial Select Sector SPDR Fund (ETF)	7,337,974
136,475		ITT Corporation	5,835,671
238,450		Kforce, Inc.	5,083,754
94,550	*	Korn/Ferry International	2,814,753
320,800	*	NCI Building Systems, Inc.	5,601,168
10,250		Precision Castparts Corporation	2,590,790
120,975		Ryder System, Inc.	9,668,322
45,650		Snap-On, Inc.	5,180,362
86,275	*	United Rentals, Inc.	8,190,949
			68,756,887
		Information Technology—21.3%
156,025	*	Advanced Energy Industries, Inc.	3,822,612
115,475	*	ATMI, Inc.	3,927,305
175,000		Avnet, Inc.	8,142,750
191,100	*	Blackhawk Network Holdings, Inc.	4,660,929
242,300		CDW Corporation	6,648,712
196,775	*	CommScope Holding Company, Inc.	4,856,407
200,000	*	Entegris, Inc.	2,422,000
178,300	*	Finisar Corporation	4,726,733
45,125		IAC/InterActiveCorp	3,221,474
630,500		Intersil Corporation – Class “A”	8,146,060
34,500	*	King Digital Entertainment, PLC	627,555
214,275		Mentor Graphics Corporation	4,718,335
217,100		Methode Electronics, Inc.	6,656,286
54,425		Microchip Technology, Inc.	2,599,338
120,650	*	Microsemi Corporation	3,019,869
94,425	*	NeuStar, Inc. – Class “A”	3,069,757
353,925	*	ON Semiconductor Corporation	3,326,895
155,000	*	Orbotech, Ltd.	2,385,450
49,000	*	OSI Systems, Inc.	2,933,140
67,700	*	Progress Software Corporation	1,475,860
320,000	*	Take-Two Interactive Software, Inc.	7,017,600
64,975		Technology Select Sector SPDR Fund (ETF)	2,361,841
401,050	*	TriQuint Semiconductor, Inc.	5,370,060
60,700	*	Verint Systems, Inc.	2,848,651
			98,985,619

103

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2014

Shares or
Principal
Amount	Security		Value
	Materials—4.2%
107,725	AptarGroup, Inc.		$ 7,120,622
50,150	Sensient Technologies Corporation		2,828,962
142,380	Westlake Chemical Corporation		9,422,708
			19,372,292
	Telecommunication Services—.6%
205,475	NTELOS Holdings Corporation		2,773,912
	Utilities—3.4%
91,275	AGL Resources, Inc.		4,468,824
91,575	Portland General Electric Company		2,961,536
75,350	SCANA Corporation		3,866,962
100,125	Wisconsin Energy Corporation		4,660,819
			15,958,141
Total Value of Common Stocks (cost $368,754,562)			459,890,383
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—2.2%
	Federal Home Loan Bank:
$ 5,000M	0.08%, 4/9/2014		4,999,911
5,284M	0.04%, 4/23/2014		5,283,871
Total Value of Short-Term U.S. Government Agency Obligations (cost $10,283,782)			10,283,782
Total Value of Investments (cost $379,038,344)		101.2%	470,174,165
Excess of Liabilities Over Other Assets		(1.2)	(5,450,887)
Net Assets		100.0%	$464,723,278

*	Non-income producing

Summary of Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

104

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$459,890,383	$—	$—	$459,890,383
Short-Term U.S. Government
Agency Obligations	—	10,283,782	—	10,283,782
Total Investments in Securities*	$459,890,383	$10,283,782	$—	$470,174,165

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	105

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(10/1/13)	(3/31/14)	(10/1/13–3/31/14)*
Class A Shares	1.65%
Actual		$1,000.00	$1,056.31	$ 8.46
Hypothetical**		$1,000.00	$1,016.70	$ 8.30
Class B Shares	2.51%
Actual		$1,000.00	$1,051.75	$12.84
Hypothetical**		$1,000.00	$1,012.41	$12.59
Advisor Class Shares	1.36%
Actual		$1,000.00	$1,055.77	$ 6.97
Hypothetical**		$1,000.00	$1,018.15	$ 6.84
Institutional Class Shares	1.17%
Actual		$1,000.00	$1,059.72	$ 6.01
Hypothetical**		$1,000.00	$1,019.10	$ 5.89

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumed rate of return of 5% before expenses.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total market value of investments.

106

Portfolio of Investments
INTERNATIONAL FUND
March 31, 2014

Shares		Security	Value
		COMMON STOCKS—98.6%
		Switzerland—18.0%
22,233		Compagnie Financiere Richemont SA	$ 2,124,260
46,479	*	DKSH Holding, Ltd.	3,698,957
813	*	Lindt & Spruengli AG	4,033,017
130,889		Nestle SA – Registered	9,860,942
17,801		Roche Holding AG – Genusscheine	5,340,199
2,575		SGS SA – Registered	6,351,871
462,649	*	UBS AG – Registered	9,563,560
			40,972,806
		United Kingdom—17.8%
163,830		Barratt Developments, PLC	1,126,650
227,042		British American Tobacco, PLC	12,625,220
191,289		Diageo, PLC	5,934,829
227,037		Domino’s Pizza Group, PLC	2,087,440
228,543		Fresnillo, PLC	3,213,844
5,485		Intertek Group, PLC	280,912
92,886	*	Persimmon, PLC	2,084,333
35,524		Reckitt Benckiser Group, PLC	2,894,250
217,233	*	Rolls-Royce Holdings, PLC	3,889,573
126,906		SABMiller, PLC	6,336,520
			40,473,571
		India—10.2%
575,389		HDFC Bank, Ltd.	7,214,220
369		HDFC Bank, Ltd. (ADR)	15,140
139,621		Hindustan Unilever, Ltd.	1,415,672
571,224		Housing Development Finance Corporation, Ltd.	8,454,182
1,061,058		ITC, Ltd.	6,268,899
			23,368,113
		France—8.8%
203,137		Bureau Veritas SA	6,230,793
35,538		Essilor International SA	3,585,343
6,619		Hermes International	2,204,022
27,724		Legrand SA	1,723,102
18,832		L’Oreal SA	3,106,828
26,967		Pernod Ricard SA	3,140,624
			19,990,712

107

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2014

Shares	Security	Value
	Canada—7.4%
28,624	Alimentation Couche-Tard – Class “B”	$ 2,322,077
59,143	Bank of Nova Scotia	3,438,466
90,922	Enbridge, Inc.	4,145,961
179,244	Goldcorp, Inc.	4,393,610
45,778	Shaw Communications, Inc. – Class “B”	1,096,184
63,245	Silver Wheaton Corporation	1,438,806
		16,835,104
	United States—7.3%
52,900	Covidien, PLC	3,896,614
123,745	Philip Morris International, Inc.	10,131,003
2,168	Priceline.com, Inc.	2,584,018
		16,611,635
	Netherlands—6.3%
23,837	Core Laboratories NV	4,730,214
235,565	Unilever NV – CVA	9,686,424
		14,416,638
	Hong Kong—3.9%
148,527	Cheung Kong Infrastructure Holdings, Ltd.	947,794
177,831	Galaxy Entertainment Group, Ltd.	1,546,297
410,184	Link REIT (REIT)	2,017,329
557,968	L’Occitane International SA	1,375,310
409,956	Sands China, Ltd.	3,062,627
		8,949,357
	Denmark—3.6%
182,753	Novo Nordisk A/S-Series “B”	8,326,277
	Australia—3.0%
51,741	CSL, Ltd.	3,335,839
76,359	Ramsay Health Care, Ltd.	3,406,331
		6,742,170
	Brazil—2.1%
74,171	Cielo SA	2,364,663
159,515	Itau Unibanco Holding SA (ADR)	2,370,393
		4,735,056

108

Shares or
Principal
Amount		Security	Value
		China—1.6%
10,824	*	Baidu.com, Inc. (ADR)	$ 1,649,361
27,159		Tencent Holdings, Ltd.	1,888,899
			3,538,260
		Germany—1.4%
39,477		SAP AG	3,197,073
		Spain—1.4%
57,108		Grifols SA	3,130,645
		Ireland—1.1%
31,777		Paddy Power, PLC	2,518,300
		Japan—1.1%
26,000		Daito Trust Construction Company, Ltd.	2,411,283
		South Africa—1.0%
20,405		Naspers, Ltd.	2,253,030
		Mexico—.8%
812,420		Wal-Mart de Mexico SAB de CV	1,936,297
		Italy—.8%
31,591		Luxottica Group SpA	1,827,816
		Indonesia—.5%
6,331,441		PT Telekomunikasi Indonesia Persero Tbk (a)	1,237,611
		Sweden—.5%
81,158		Elekta AB – Class “B”	1,079,637
Total Value of Common Stocks (cost $166,940,821)			224,551,391
		SHORT-TERM U.S. GOVERNMENT
		OBLIGATIONS—.4%
		United States
$ 1,000M		U.S. Treasury Bills, 0.02%, 4/17/2014 (cost $999,991)	999,991
Total Value of Investments (cost $167,940,812)		99.0%	225,551,382
Other Assets, Less Liabilities		1.0	2,313,604
Net Assets		100.0%	$227,864,986

*	Non-income producing

(a)	Securities valued at fair value (see Note 1A)

109

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2014

Summary of Abbreviations:
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Switzerland	$40,972,806	$—	$—	$40,972,806
United Kingdom	40,473,571	—	—	40,473,571
India	23,368,113	—	—	23,368,113
France	19,990,712	—	—	19,990,712
Canada	16,835,104	—	—	16,835,104
United States	16,611,635	—	—	16,611,635
Netherlands	14,416,638	—	—	14,416,638
Hong Kong	8,949,357	—	—	8,949,357
Denmark	8,326,277	—	—	8,326,277
Australia	6,742,170	—	—	6,742,170
Brazil	4,735,056	—	—	4,735,056
China	3,538,260	—	—	3,538,260
Germany	3,197,073	—	—	3,197,073
Spain	3,130,645	—	—	3,130,645
Ireland	2,518,300	—	—	2,518,300

110

	Level 1	Level 2	Level 3	Total
Japan	$2,411,283	$—	$—	$2,411,283
South Africa	2,253,030	—	—	2,253,030
Mexico	1,936,297	—	—	1,936,297
Italy	1,827,816	—	—	1,827,816
Indonesia	—	1,237,611	—	1,237,611
Sweden	1,079,637	—	—	1,079,637
Short-Term U.S. Government
Obligations	—	999,991	—	999,991
Total Investments
in Securities	$223,313,780	$2,237,602*	$—	$225,551,382

* Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $1,237,611 of investment securities were classified as Level 2 instead of Level 1.

During the period ended March 31, 2014, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	111

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2014

	CASH		INVESTMENT	STRATEGIC
	MANAGEMENT	GOVERNMENT	GRADE	INCOME
Assets
Investments in securities:
Cost – Unaffiliated issuers	$140,584,494	$366,271,263	$514,273,727	$—
Cost – Affiliated issuers (Note 2)	—	—	—	74,762,094
Total cost of investments	$140,584,494	$366,271,263	$514,273,727	$74,762,094

Value – Unaffiliated issuers (Note 1A)	$140,584,494	$371,196,603	$544,868,417	$—
Value – Affiliated issuers (Note 2)	—	—	—	75,402,030
Total value of investments	140,584,494	371,196,603	544,868,417	75,402,030

Cash	988,457	14,350,231	15,946,031	355,438
Receivables:
Investment securities sold	—	5,618,644	2,520,441	—
Dividends and interest	316	1,139,723	7,480,390	258,841
Shares sold	—	452,497	860,640	512,487
Other assets	13,335	39,095	55,129	4,936
Total Assets	141,586,602	392,796,793	571,731,048	76,533,732

Liabilities
Payables:
Investment securities purchased	—	31,245,827	4,658,775	—
Shares redeemed	564,107	852,751	1,344,923	110,396
Dividends payable	—	54,947	165,461	6,848
Accrued advisory fees	—	168,795	263,503	3,159
Accrued shareholder servicing costs.	38,412	49,830	69,310	13,721
Accrued expenses	14,832	45,400	30,822	67,361

Total Liabilities	617,351	32,417,550	6,532,794	201,485

Net Assets	$140,969,251	$360,379,243	$565,198,254	$76,332,247

Net Assets Consist of:
Capital paid in	$140,969,251	$371,718,614	$553,391,933	$75,472,057
Undistributed net investment income (deficit)	—	(1,093,971)	(8,560,347)	76,552
Accumulated net realized gain (loss) on investments	—	(15,170,740)	(10,228,022)	143,702
Net unrealized appreciation in value of investments	—	4,925,340	30,594,690	639,936
Total	$140,969,251	$360,379,243	$565,198,254	$76,332,247

112	See notes to financial statements	113

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2014

	CASH			INVESTMENT	STRATEGIC
	MANAGEMENT		GOVERNMENT	GRADE	INCOME
Net Assets:
Class A	$137,719,418		$348,554,775	$542,997,539	$76,091,012
Class B	$701,570		$3,828,985	$5,466,335	N/A
Advisor Class	N/A		$1,247	$1,009	$241,235
Institutional Class	$2,548,263		$7,994,236	$16,733,371	N/A

Shares outstanding (Note 8):
Class A	137,719,418		32,109,449	54,853,031	7,596,277
Class B	701,570		353,635	554,228	N/A
Advisor Class	N/A		115	102	24,123
Institutional Class	2,548,263		734,447	1,687,762	N/A

Net asset value and redemption price
per share – Class A	$1.00	#	$10.86	$9.90	$10.02
Maximum offering price per share – Class A
(Net asset value/.9425)*	N/A		$11.52	$10.50	$10.63

Net asset value and offering price per share –
Class B**	$1.00		$10.83	$9.86	N/A

Net asset value, offering price and redemption price
per share – Advisor Class	N/A		$10.84	$9.89	$10.00

Net asset value, offering price and redemption price
per share – Institutional Class	$1.00		$10.88	$9.91	N/A

#	Also maximum offering price per share.
*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

114	See notes to financial statements	115

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2014

	INTERNATIONAL
	OPPORTUNITIES	FLOATING	FUND FOR
	BOND	RATE	INCOME
Assets
Investments in securities:
At indentified cost	$98,731,533	$66,311,044	$668,621,939

At value (Note 1A)	$98,679,885	$66,463,840	$697,805,579
Cash	8,152,333	10,661,708	11,936,464
Receivables:
Investment securities sold	—	404,874	3,168,789
Dividends and interest	875,775	289,585	12,060,760
Shares sold	190,951	734,946	662,824
Unrealized gain of foreign exchange contracts (Note 7)	900,373	—	—
Other assets	11,109	—	66,901
Total Assets	108,810,426	78,554,953	725,701,317

Liabilities
Payables:
Investment securities purchased	1,220,699	8,196,403	11,198,106
Shares redeemed	218,854	92,953	1,235,283
Dividends payable	23,480	12,260	537,045
Unrealized loss of foreign exchange contracts (Note 7)	697,515	—	—
Accrued advisory fees	60,567	20,819	421,806
Accrued shareholder servicing costs	19,632	14,013	93,749
Accrued expenses	57,925	41,698	36,231

Total Liabilities	2,298,672	8,378,146	13,522,220

Net Assets	$106,511,754	$70,176,807	$712,179,097

Net Assets Consist of:
Capital paid in	$108,599,037	$70,080,926	$852,762,447
Net investment deficit	(368,004)	(57,015)	(4,642,072)
Accumulated net realized gain (loss) on investments and
foreign currency transactions	(1,881,083)	100	(165,124,918)
Net unrealized appreciation in value of investments
and foreign currency transactions	161,804	152,796	29,183,640
Total	$106,511,754	$70,176,807	$712,179,097

116	See notes to financial statements	117

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2014

	INTERNATIONAL
	OPPORTUNITIES	FLOATING	FUND FOR
	BOND	RATE	INCOME
Net Assets:
Class A	$98,464,003	$66,126,173	$673,947,773
Class B	N/A	N/A	$5,029,645
Advisor Class	$1,006	$1,022	$1,060
Institutional Class	$8,046,745	$4,049,612	$33,200,619

Shares outstanding (Note 8):
Class A	9,878,825	6,598,586	252,309,903
Class B	N/A	N/A	1,886,454
Advisor Class	101	102	397
Institutional Class	805,394	404,677	12,384,011

Net asset value and redemption price
per share – Class A	$9.97	$10.02	$2.67
Maximum offering price per share – Class A
(Net asset value/.9425)*	$10.58	$10.63	$2.83

Net asset value and offering price per share –
Class B**	N/A	N/A	$2.67

Net asset value, offering price and redemption price
per share – Advisor Class	$9.96	$10.02	$2.67

Net asset value, offering price and redemption price
per share – Institutional Class	$9.99	$10.01	$2.68

*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

118	See notes to financial statements	119

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2014

	TOTAL	EQUITY	GROWTH &
	RETURN	INCOME	INCOME	GLOBAL
Assets
Investments in securities:
At identified cost	$554,870,068	$396,248,678	$1,059,409,180	$365,507,154

At value (Note 1A)	$739,668,870	$543,404,672	$1,735,600,423	$391,069,702
Cash	1,555,437	281,354	2,898,678	1,348,272
Receivables:
Investment securities sold	939,307	2,502,348	3,616,668	270,186
Dividends and interest	3,266,738	878,605	1,703,364	749,054
Shares sold	1,143,213	467,975	2,328,814	731,212
Other assets	69,276	48,745	155,433	31,400
Total Assets	746,642,841	547,583,699	1,746,303,380	394,199,826

Liabilities
Payables:
Investment securities purchased	2,039,049	4,337,450	2,939,770	3,662,344
Shares redeemed.	1,353,651	1,007,890	3,332,834	684,209
Dividends payable	40,359	49,197	21,620	—
Accrued advisory fees	441,069	334,787	999,670	295,317
Accrued shareholder servicing costs	100,725	70,993	227,932	60,495
Accrued expenses	47,387	46,224	87,560	56,905

Total Liabilities	4,022,240	5,846,541	7,609,386	4,759,270

Net Assets	$742,620,601	$541,737,158	$1,738,693,994	$389,440,556

Net Assets Consist of:
Capital paid in	$552,106,953	$383,314,418	$1,035,093,347	$304,600,576
Undistributed net investment income (deficit)	(4,045,653)	1,857,799	2,499,251	(525,229)
Accumulated net realized gain on investments
and foreign currency transactions	9,760,499	9,408,947	24,910,153	59,793,909
Net unrealized appreciation in value of investments
and foreign currency transactions	184,798,802	147,155,994	676,191,243	25,571,300
Total	$742,620,601	$541,737,158	$1,738,693,994	$389,440,556

120	See notes to financial statements	121

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2014

	TOTAL	EQUITY	GROWTH &
	RETURN	INCOME	INCOME	GLOBAL
Net Assets:
Class A	$729,729,135	$525,780,325	$1,702,118,661	$382,266,415
Class B	$10,220,942	$6,335,128	$27,313,936	$4,297,645
Advisor Class	$1,133	$1,189	$1,230	$1,173
Institutional Class	$2,669,391	$9,620,516	$9,260,167	$2,875,323

Shares outstanding (Note 8):
Class A	37,960,536	54,359,523	77,655,845	45,503,810
Class B	541,370	666,039	1,329,621	597,885
Advisor Class	59	123	56	139
Institutional Class	138,816	991,622	422,531	339,444

Net asset value and redemption price per share – Class A	$19.22	$9.67	$21.92	$8.40
Maximum offering price per share – Class A
(Net asset value/.9425)*	$20.39	$10.26	$23.26	$8.91

Net asset value and offering price per share – Class B**	$18.88	$9.51	$20.54	$7.19

Net asset value, offering price and redemption price	$19.21	$9.67	$21.97	$8.44
per share – Advisor Class

Net asset value, offering price and redemption price	$19.23	$9.70	$21.92	$8.47
per share – Institutional Class.

*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

122	See notes to financial statements	123

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2014

	SELECT		SPECIAL
	GROWTH	OPPORTUNITY	SITUATIONS	INTERNATIONAL
Assets
Investments in securities:
At identified cost	$249,680,976	$511,811,303	$379,038,344	$167,940,812

At value (Note 1A)	$363,131,890	$827,062,914	$470,174,165	$225,551,382
Cash	1,034,855	5,446,245	2,039,357	1,356,431
Receivables:
Investment securities sold	—	7,059,357	3,977,649	275,055
Dividends and interest	234,522	512,174	350,206	1,021,458
Shares sold	342,853	858,160	461,849	364,639
Other assets	32,109	74,464	46,875	21,771
Total Assets	364,776,229	841,013,314	477,050,101	228,590,736

Liabilities
Payables:
Investment securities purchased	—	5,599,004	11,039,542	—
Shares redeemed	726,907	1,503,156	875,564	429,486
Accrued advisory fees	231,478	507,030	312,568	188,282
Accrued shareholder servicing costs	54,277	107,158	70,666	42,425
Accrued expenses	38,555	51,122	28,483	65,557

Total Liabilities	1,051,217	7,767,470	12,326,823	725,750

Net Assets	$363,725,012	$833,245,844	$464,723,278	$227,864,986

Net Assets Consist of:
Capital paid in	$266,698,139	$483,082,917	$360,509,181	$196,638,584
Undistributed net investment income (deficit)	(105,667)	517,728	131,106	147,498
Accumulated net realized gain (loss) on investments
and foreign currency transactions	(16,318,374)	34,393,588	12,947,170	(26,541,642)
Net unrealized appreciation in value of investments
and foreign currency transactions	113,450,914	315,251,611	91,135,821	57,620,546
Total	$363,725,012	$833,245,844	$464,723,278	$227,864,986

124	See notes to financial statements	125

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2014

	SELECT		SPECIAL
	GROWTH	OPPORTUNITY	SITUATIONS	INTERNATIONAL
Net Assets:
Class A	$355,490,246	$816,407,376	$453,870,937	$222,333,295
Class B	$5,401,864	$13,352,176	$5,000,255	$3,240,757
Advisor Class	$1,258	$7,532	$1,224	$1,033
Institutional Class	$2,831,644	$3,478,760	$5,850,862	$2,289,901

Shares outstanding (Note 8):
Class A	33,399,254	20,491,523	17,058,514	16,827,953
Class B	564,798	400,426	234,169	257,245
Advisor Class	118	188	46	78
Institutional Class	264,539	86,964	218,768	172,072

Net asset value and redemption price per share – Class A	$10.64	$39.84	$26.61	$13.21
Maximum offering price per share – Class A
(Net asset value/.9425)*	$11.29	$42.27	$28.23	$14.02

Net asset value and offering price per share – Class B**	$9.56	$33.34	$21.35	$12.60

Net asset value, offering price and redemption price	$10.66	$40.06	$26.61	$13.25
per share – Advisor Class

Net asset value, offering price and redemption price
per share – Institutional Class	$10.70	$40.00	$26.74	$13.31

*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

126	See notes to financial statements	127

Statements of Operations
FIRST INVESTORS INCOME FUNDS
Six Months Ended March 31, 2014

	CASH		INVESTMENT	STRATEGIC
	MANAGEMENT	GOVERNMENT	GRADE	INCOME
Investment Income
Interest	$54,771	$5,146,838	$11,858,791	$2
Dividends from affiliate (Note 2)	—	—	—	1,254,781
Total income	54,771	5,146,838	11,858,791	1,254,783
Expenses (Notes 1 and 3):
Advisory fees	337,100	1,189,144	1,836,051	15,538
Distribution plan expenses – Class A	N/A	525,241	805,807	92,989
Distribution plan expenses – Class B	2,366	21,201	28,725	N/A
Shareholder servicing costs – Class A	235,049	256,344	372,160	37,962
Shareholder servicing costs – Class B	889	5,696	9,194	N/A
Shareholder servicing costs – Advisor Class	N/A	15	15	48
Shareholder servicing costs – Institutional Class	403	565	1,226	N/A
Professional fees	18,545	31,317	42,948	62,264
Custodian fees	12,207	17,570	19,220	3,105
Registration fees	36,176	37,495	39,997	30,000
Reports to shareholders	6,626	6,584	9,506	4,405
Trustees’ fees	3,196	8,700	13,302	1,423
Other expenses	12,337	47,769	49,338	10,171
Total expenses	664,894	2,147,641	3,227,489	257,905
Less: Expenses (waived) repaid to advisor (Note 3)	(610,123)	(216,464)	(301,057)	95,428
Net expenses	54,771	1,931,177	2,926,432	353,333
Net investment income	—	3,215,661	8,932,359	901,450

Realized and Unrealized Gain (Loss) on Investments and Affiliate (Note 2):
Net realized gain (loss) on investments	—	(1,140,157)	3,356,786	44,972
Capital gain distributions from affiliate	—	—	—	100,350
Net realized gain (loss) on investments and affiliate	—	(1,140,157)	3,356,786	145,322

Net unrealized gain (loss) on investments	—	(478,101)	5,500,409	1,240,005

Net gain (loss) on investments and affiliate	—	(1,618,258)	8,857,195	1,385,327

Net Increase in Net Assets Resulting
from Operations	$—	$1,597,403	$17,789,554	$2,286,777

128	See notes to financial statements	129

Statements of Operations
FIRST INVESTORS INCOME FUNDS
Six Months Ended March 31, 2014

	INTERNATIONAL
	OPPORTUNITIES	FLOATING	FUND FOR
	BOND	RATE*	INCOME
Investment Income
Interest	$1,606,725 (a)	$703,351	$20,579,204
Expenses (Notes 1 and 3):
Advisory fees	382,749	136,881	2,493,888
Distribution plan expenses – Class A	140,515	65,198	986,397
Distribution plan expenses – Class B	N/A	N/A	25,443
Shareholder servicing costs – Class A	84,550	38,340	493,378
Shareholder servicing costs – Class B	N/A	N/A	6,938
Shareholder servicing costs – Advisor Class	14	14	14
Shareholder servicing costs – Institutional Class	514	329	2,324
Professional fees.	2,622	138,478	49,104
Custodian fees	29,565	6,780	21,361
Registration fees	32,497	24,997	37,003
Reports to shareholders	4,560	3,094	13,411
Trustees’ fees	2,298	915	16,165
Other expenses	26,306	22,270	73,743
Total expenses	706,190	437,296	4,219,169
Less: Expenses waived	(57,342)	(191,233)	(77,680)
Net expenses	648,848	246,063	4,141,489
Net investment income	957,877	457,288	16,437,715
Realized and Unrealized Gain (Loss) on Investments and Foreign
Currency Transactions (Notes 2 and 7):
Net realized gain (loss) on:
Investments	(298,987)	100	1,810,183
Foreign currency transactions	(1,083,917)	—	—
Net realized gain (loss) on investments and foreign currency transactions	(1,382,904)	100	1,810,183
Net unrealized gain on:
Investments	3,087,371	152,796	20,426,507
Foreign currency transactions	202,858	—	—

Net unrealized gain on investments and
foreign currency transactions	3,290,229	152,796	20,426,507

Net gain on investments and
foreign currency transactions	1,907,325	152,896	22,236,690

Net Increase in Net Assets Resulting
from Operations	$2,865,202	$610,184	$38,674,405

*	From October 21, 2013 (commencement of operations) to March 31, 2014.
(a)	Net of $16,272 foreign taxes withheld.

130	See notes to financial statements	131

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2014

	TOTAL	EQUITY	GROWTH &
	RETURN	INCOME	INCOME	GLOBAL
Investment Income
Dividends	$4,262,427 (a)	$6,717,475 (b)	$16,721,037 (c)	$2,508,579 (d)
Interest	4,325,416	9,011	6,334	939

Total income	8,587,843	6,726,486	16,727,371	2,509,518

Expenses (Notes 1 and 3):
Advisory fees	2,514,549	1,913,957	5,728,998	1,632,000
Distribution plan expenses – Class A	1,048,880	758,425	2,463,689	504,231
Distribution plan expenses – Class B	51,362	31,972	139,037	22,213
Shareholder servicing costs – Class A	496,824	351,053	1,106,089	324,760
Shareholder servicing costs – Class B	11,935	9,455	33,031	7,122
Shareholder servicing costs – Advisor Class	12	13	13	12
Shareholder servicing costs – Institutional Class	508	826	1,328	444
Professional fees.	41,140	34,023	90,260	23,675
Custodian fees	14,685	9,187	25,469	85,090
Registration fees	41,998	37,960	43,996	35,000
Reports to shareholders	16,151	9,652	36,057	9,225
Trustees’ fees	17,194	12,407	40,486	8,119
Other expenses	57,472	32,342	85,958	39,797

Total expenses	4,312,710	3,201,272	9,794,411	2,691,688
Less: Expenses waived	(9)	(9)	(9)	(85,440)
Expenses paid indirectly	(2,467)	(1,800)	(5,789)	—

Net expenses	4,310,234	3,199,463	9,788,613	2,606,248

Net investment income (loss)	4,277,609	3,527,023	6,938,758	(96,730)

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 2):
Net realized gain (loss) on:
Investments	14,293,155	15,069,441	34,127,477	67,713,761
Foreign currency transactions	—	—	—	(19,168)

Net realized gain on investments and
foreign currency transactions	14,293,155	15,069,441	34,127,477	67,694,593

Net unrealized appreciation (depreciation) of investments and
foreign currency transactions	29,675,855	31,106,907	126,524,621	(46,669,027)
Net gain on investments and foreign currency transactions	43,969,010	46,176,348	160,652,098	21,025,566

Net Increase in Net Assets Resulting from Operations	$48,246,619	$49,703,371	$167,590,856	$20,928,836

(a)	Net of $1,746 foreign taxes withheld
(b)	Net of $14,506 foreign taxes withheld
(c)	Net of $7,419 foreign taxes withheld
(d)	Net of $13,753 foreign taxes withheld

132	See notes to financial statements	133

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2014

	SELECT		SPECIAL
	GROWTH	OPPORTUNITY	SITUATIONS	INTERNATIONAL
Investment Income
Dividends	$2,250,158	$5,413,010 (e)	$3,105,591	$2,173,934	(f)
Interest	424	5,819	3,739	961

Total income	2,250,582	5,418,829	3,109,330	2,174,895

Expenses (Notes 1 and 3):
Advisory fees	1,310,865	2,873,448	1,904,019	1,121,065
Distribution plan expenses – Class A	515,239	1,175,587	646,381	335,288
Distribution plan expenses – Class B	27,574	67,916	24,805	15,749
Shareholder servicing costs – Class A	300,561	589,318	389,505	236,385
Shareholder servicing costs – Class B	7,345	16,366	8,121	5,807
Shareholder servicing costs – Advisor Class	12	13	13	13
Shareholder servicing costs – Institutional Class	427	511	859	345
Professional fees	23,337	42,767	41,402	25,801
Custodian fees	5,139	14,458	11,952	78,745
Registration fees	36,002	38,958	36,248	35,994
Reports to shareholders	8,382	18,292	11,311	7,445
Trustees’ fees	8,421	19,257	10,549	5,550
Other expenses	22,852	46,948	33,217	30,703

Total expenses	2,266,156	4,903,839	3,118,382	1,898,890
Less: Expenses waived	(8)	(10)	(138,633)	(9)
Expenses paid indirectly	—	(2,728)	(1,525)	—

Net expenses	2,266,148	4,901,101	2,978,224	1,898,881

Net investment income (loss)	(15,566)	517,728	131,106	276,014

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 2):
Net realized gain on:
Investments	14,927,339	35,954,549	13,615,520	533,531
Foreign currency transactions	—	—	—	12,972

Net realized gain on investments
and foreign currency transactions	14,927,339	35,954,549	13,615,520	546,503

Net unrealized appreciation of investments and
foreign currency transactions	33,807,521	47,154,456	34,030,376	11,852,350

Net gain on investments and foreign currency transactions	48,734,860	83,109,005	47,645,896	12,398,853

Net Increase in Net Assets Resulting from Operations	$48,719,294	$83,626,733	$47,777,002	$12,674,867

(e)	Net of $15,986 foreign taxes withheld
(f)	Net of $219,177 foreign taxes withheld

134	See notes to financial statements	135

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	CASH MANAGEMENT		GOVERNMENT		INVESTMENT GRADE		STRATEGIC INCOME
	10/1/2013 to	10/1/2012 to	10/1/2013 to	10/1/2012 to	10/1/2013 to	10/1/2012 to	10/1/2013 to	4/3/2013 to
	3/31/2014	9/30/2013	3/31/2014	9/30/2013	3/31/2014	9/30/2013	3/31/2014	9/30/2013 *
Increase (Decrease) in Net Assets From Operations
Net investment income	$—	$—	$3,215,661	$5,897,172	$8,932,359	$17,781,707	$901,450	$344,830
Net realized gain (loss) on investments	—	—	(1,140,157)	(2,524,401)	3,356,786	6,707,102	44,972	20,787
Capital gain distributions from affiliate	—	—	—	—	—	—	100,350	—
Net unrealized appreciation (depreciation) of investments	—	—	(478,101)	(12,376,919)	5,500,409	(30,887,049)	1,240,005	(600,069)

Net increase (decrease) in net assets resulting
from operations	—	—	1,597,403	(9,004,148)	17,789,554	(6,398,240)	2,286,777	(234,452)
Distributions to Shareholders
Net investment income – Class A	—	—	(4,248,245)	(10,605,675)	(10,675,429)	(20,739,540)	(845,457)	(321,799)
Net investment income – Class B	—	—	(36,313)	(119,679)	(95,830)	(222,878)	N/A	N/A
Net investment income – Advisor Class	N/A	N/A	(15)	(13)	(23)	(19)	(2,457)	(15)
Net investment income – Institutional Class	—	—	(80,357)	(29,051)	(329,952)	(110,770)	N/A	N/A
Net realized gains – Class A	—	—	—	—	—	—	(22,344)	—
Net realized gains – Class B	—	—	—	—	—	—	N/A	N/A
Net realized gains – Advisor Class	N/A	N/A	—	—	—	—	(63)	—
Net realized gains – Institutional Class	—	—	—	—	—	—	N/A	N/A

Total distributions	—	—	(4,364,930)	(10,754,418)	(11,101,234)	(21,073,207)	(870,321)	(321,814)

Share Transactions
Class A:
Proceeds from shares sold	111,089,698	170,296,304	32,121,939	71,815,747	49,394,388	133,038,106	30,721,233	48,792,921
Reinvestment of distributions.	—	—	4,001,665	9,909,442	9,974,553	19,197,738	830,937	309,020
Cost of shares redeemed	(103,642,435)	(175,051,743)	(40,154,553)	(89,063,124)	(66,768,757)	(113,252,520)	(4,218,688)	(1,201,230)

	7,447,263	(4,755,439)	(4,030,949)	(7,337,935)	(7,399,816)	38,983,324	27,333,482	47,900,711

Class B:
Proceeds from shares sold	485,397	593,663	121,198	451,982	279,822	746,634	N/A	N/A
Reinvestment of dividends	—	—	34,152	113,260	91,580	213,612	N/A	N/A
Cost of shares redeemed	(354,891)	(918,318)	(1,009,607)	(1,952,936)	(1,128,145)	(2,498,053)	N/A	N/A

	130,506	(324,655)	(854,257)	(1,387,694)	(756,743)	(1,537,807)	N/A	N/A

Advisor Class:
Proceeds from shares sold	N/A	N/A	4,627	1,000	4,926	1,000	254,582	1,000
Reinvestment of distributions.	N/A	N/A	13	14	23	19	2,520	15
Cost of shares redeemed	N/A	N/A	(4,362)	—	(4,931)	—	(20,253)	—

	N/A	N/A	278	1,014	18	1,019	236,849	1,015

Institutional Class:
Proceeds from shares sold	3,255,276	1,000	6,442,102	4,663,814	10,589,305	11,445,833	N/A	N/A
Reinvestment of dividends	—	—	8,681	20	34,931	20	N/A	N/A
Cost of shares redeemed	(708,013)	—	(3,056,840)	—	(3,400,549)	(1,909,933)	N/A	N/A

	2,547,263	1,000	3,393,943	4,663,834	7,223,687	9,535,920	N/A	N/A

Net increase (decrease) from share transactions	10,125,032	(5,079,094)	(1,490,985)	(4,060,781)	(932,854)	46,982,456	27,570,331	47,901,726

Net increase (decrease) in net assets	10,125,032	(5,079,094)	(4,258,512)	(23,819,347)	5,755,466	19,511,009	28,986,787	47,345,460

Net Assets
Beginning of period	130,844,219	135,923,313	364,637,755	388,457,102	559,442,788	539,931,779	47,345,460	—

End of period†	$140,969,251	$130,844,219	$360,379,243	$364,637,755	$565,198,254	$559,442,788	$76,332,247	$47,345,460

†Includes undistributed net investment income (deficit) of	$—	$—	$(1,093,971)	$55,298	$(8,560,347)	$(6,419,736)	$76,552	$23,016

* From April 3, 2013 (commencement of operations) to September 30, 2013.

136	See notes to financial statements	137

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	CASH MANAGEMENT		GOVERNMENT		INVESTMENT GRADE		STRATEGIC INCOME
	10/1/2013 to	10/1/2012 to	10/1/2013 to	10/1/2012 to	10/1/2013 to	10/1/2012 to	10/1/2013 to	4/3/2013 to
	3/31/2014	9/30/2013	3/31/2014	9/30/2013	3/31/2014	9/30/2013	3/31/2014	9/30/2013	*
Shares Issued and Redeemed
Class A:
Sold	111,089,698	170,296,304	2,942,651	6,400,413	5,011,811	13,140,993	3,097,824	4,931,628
Issued for distributions reinvested	—	—	366,796	885,161	1,009,901	1,903,029	83,507	31,663
Redeemed	(103,642,435)	(175,051,743)	(3,678,670)	(7,966,458)	(6,775,327)	(11,224,653)	(425,352)	(122,993)

Net increase (decrease) in Class A shares outstanding	7,447,263	(4,755,439)	(369,223)	(680,884)	(753,615)	3,819,369	2,755,979	4,840,298

Class B:
Sold	485,397	593,663	11,149	40,139	28,476	73,648	N/A	N/A
Issued for dividends reinvested	—	—	3,138	10,117	9,301	21,171	N/A	N/A
Redeemed	(354,891)	(918,318)	(92,758)	(173,828)	(114,895)	(246,564)	N/A	N/A

Net increase (decrease) in Class B shares outstanding	130,506	(324,655)	(78,471)	(123,572)	(77,118)	(151,745)	N/A	N/A

Advisor Class:
Sold	N/A	N/A	426	89	499	98	25,809	100
Issued for distributions reinvested	N/A	N/A	1	1	2	2	253	2
Redeemed	N/A	N/A	(402)	—	(499)	—	(2,041)	—

Net increase in Advisor Class shares outstanding	N/A	N/A	25	90	2	100	24,021	102

Institutional Class:
Sold	3,255,276	1,000	588,837	424,709	1,076,198	1,148,312	N/A	N/A
Issued for dividends reinvested	—	—	794	2	3,531	2	N/A	N/A
Redeemed	(708,013)	—	(279,895)	—	(344,189)	(196,092)	N/A	N/A

Net increase in Institutional Class shares outstanding	2,547,263	1,000	309,736	424,711	735,540	952,222	N/A	N/A

*	From April 3, 2013 (commencement of operations) to September 30, 2013.

138	See notes to financial statements	139

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	INTERNATIONAL		FLOATING	FUND FOR
	OPPORTUNITIES BOND		RATE	INCOME
	10/1/2013 to	10/1/2012 to	10/21/2013 to	10/1/2013 to	10/1/2012 to
	3/31/2014	9/30/2013	3/31/2014 *	3/31/2014	9/30/2013
Increase (Decrease) in Net Assets From Operations
Net investment income	$957,877	$443,170	$457,288	$16,437,715	$33,007,680
Net realized gain (loss) on investments and
foreign currency transactions	(1,382,904)	1,307,814	100	1,810,183	17,247,717
Net unrealized appreciation (depreciation) of investments and
foreign currency transactions.	3,290,229	(3,503,871)	152,796	20,426,507	(15,580,379)
Net increase (decrease) in net assets resulting
from operations	2,865,202	(1,752,887)	610,184	38,674,405	34,675,018
Distributions to Shareholders
Net investment income – Class A	(1,270,132)	(2,062,847)	(483,374)	(17,337,531)	(36,486,900)
Net investment income – Class B	N/A	N/A	N/A	(116,978)	(268,095)
Net investment income – Advisor Class	(14)	(15)	(12)	(31)	(29)
Net investment income – Institutional Class	(118,398)	(59,034)	(30,917)	(757,917)	(276,219)
Net realized gains – Class A	—	(64,140)	—	—	—
Net realized gains – Class B	N/A	N/A	N/A	—	—
Net realized gains – Advisor Class	—	—	—	—	—
Net realized gains – Institutional Class	—	—	—	—	—
Total distributions.	(1,388,544)	(2,186,036)	(514,303)	(18,212,457)	(37,031,243)

Share Transactions
Class A:
Proceeds from shares sold	13,680,260	88,008,741	66,892,222	47,801,171	109,644,866
Reinvestment of distributions.	1,230,629	2,062,264	473,339	14,917,229	31,001,180
Cost of shares redeemed	(17,015,584)	(6,702,089)	(1,330,839)	(55,905,475)	(93,323,531)
	(2,104,695)	83,368,916	66,034,722	6,812,925	47,322,515
Class B:
Proceeds from shares sold	N/A	N/A	N/A	630,712	933,907
Reinvestment of dividends	N/A	N/A	N/A	93,834	214,951
Cost of shares redeemed	N/A	N/A	N/A	(841,862)	(1,797,374)
	N/A	N/A	N/A	(117,316)	(648,516)
Advisor Class:
Proceeds from shares sold	1,669	1,000	3,912	2,881	1,000
Reinvestment of dividends	13	15	12	27	29
Cost of shares redeemed	(1,679)	—	(2,902)	(2,881)	—
	3	1,015	1,022	27	1,029
Institutional Class:
Proceeds from shares sold	4,371,714	9,541,985	4,056,086	14,030,858	18,832,421
Reinvestment of dividends	6,695	15	1,829	78,077	30
Cost of shares redeemed	(3,399,083)	(2,376,040)	(12,733)	(267,478)	—
	979,326	7,165,960	4,045,182	13,841,457	18,832,451
Net increase (decrease) from share transactions	(1,125,366)	90,535,891	70,080,926	20,537,093	65,507,479
Net increase in net assets	351,292	86,596,968	70,176,807	40,999,041	63,151,254
Net Assets
Beginning of period	106,160,462	19,563,494	—	671,180,056	608,028,802
End of period†	$106,511,754	$106,160,462	$70,176,807	$712,179,097	$671,180,056

†Includes undistributed net investment income (deficit) of	$(368,004)	$62,663	$(57,015)	$(4,642,072)	$(2,865,084)

*	From October 21, 2013 (commencement of operations) to March 31, 2014.

140	See notes to financial statements	141

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	INTERNATIONAL		FLOATING	FUND FOR
	OPPORTUNITIES BOND		RATE	INCOME
	10/1/2013 to	10/1/2012 to	10/21/2013 to	10/1/2013 to	10/1/2012 to
	3/31/2014	9/30/2013	3/31/2014 *	3/31/2014	9/30/2013
Shares Issued and Redeemed
Class A:
Sold	1,402,496	8,628,619	6,684,143	18,066,540	41,692,426
Issued for distributions reinvested	125,963	205,187	47,220	5,622,022	11,809,665
Redeemed	(1,728,183)	(669,057)	(132,777)	(21,159,444)	(35,531,467)

Net increase (decrease) in Class A shares outstanding	(199,724)	8,164,749	6,598,586	2,529,118	17,970,624

Class B:
Proceeds from shares sold	N/A	N/A	N/A	238,620	354,898
Issued for dividends reinvested	N/A	N/A	N/A	35,387	81,867
Cost of shares redeemed	N/A	N/A	N/A	(318,509)	(683,943)

Net decrease in Class B shares outstanding	N/A	N/A	N/A	(44,502)	(247,178)

Advisor Class:
Proceeds from shares sold	169	98	390	1,079	376
Issued for dividends reinvested	1	1	1	10	11
Cost of shares redeemed	(168)	—	(289)	(1,079)	—

Net increase in Advisor Class shares outstanding	2	99	102	10	387

Institutional Class:
Sold	447,163	948,832	405,765	5,310,312	7,144,978
Issued for dividends reinvested	684	1	182	29,333	11
Redeemed	(352,788)	(238,498)	(1,270)	(100,623)	—

Net increase in Institutional Class shares outstanding	95,059	710,335	404,677	5,239,022	7,144,989

*	From October 21, 2013 (commencement of operations) to March 31, 2014.

142	See notes to financial statements	143

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	TOTAL RETURN		EQUITY INCOME		GROWTH & INCOME		GLOBAL
	10/1/2013 to	10/1/2012 to	10/1/2013 to	10/1/2012 to	10/1/2013 to	10/1/2012 to	10/1/2013 to	10/1/2012 to
	3/31/2014	9/30/2013	3/31/2014	9/30/2013	3/31/2014	9/30/2013	3/31/2014	9/30/2013

Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$4,277,609	$8,737,825	$3,527,023	$7,276,941	$6,938,758	$15,233,797	$(96,730)	$1,977,912
Net realized gain on investments and
foreign currency transactions	14,293,155	15,481,867	15,069,441	22,666,688	34,127,477	49,811,355	67,694,593	28,883,970
Net unrealized appreciation (depreciation) of investments and
foreign currency transactions	29,675,855	54,506,102	31,106,907	46,472,134	126,524,621	245,762,325	(46,669,027)	20,625,048
Net increase in net assets resulting
from operations	48,246,619	78,725,794	49,703,371	76,415,763	167,590,856	310,807,477	20,928,836	51,486,930
Distributions to Shareholders
Net investment income – Class A	(5,978,131)	(11,460,204)	(4,231,626)	(7,018,270)	(9,928,693)	(16,526,451)	(1,571,087)	(1,424,622)
Net investment income – Class B	(44,940)	(129,605)	(20,031)	(60,686)	—	(183,967)	—	(18,090)
Net investment income – Advisor Class	(9)	(9)	(9)	(8)	(6)	(4)	—	—
Net investment income – Institutional Class	(25,749)	(10)	(86,099)	(21,919)	(75,730)	(5)	—	—
Net realized gains – Class A	(15,149,081)	(7,978,527)	(8,100,460)	—	(51,578,337)	—	(4,253,988)	—
Net realized gains – Class B	(229,503)	(154,041)	(105,356)	—	(937,957)	—	(67,698)	—
Net realized gains – Advisor Class	(24)	—	(18)	—	(37)	—	(15)	—
Net realized gains – Institutional Class	(53,776)	—	(129,941)	—	(270,881)	—	(35,709)	—
Total distributions	(21,481,213)	(19,722,396)	(12,673,540)	(7,100,883)	(62,791,641)	(16,710,427)	(5,928,497)	(1,442,712)

Share Transactions
Class A:
Proceeds from shares sold	70,914,330	151,808,639	47,895,293	80,787,524	137,939,850	225,005,030	70,197,359	26,527,993
Reinvestment of distributions	20,921,006	19,242,664	12,209,959	6,932,698	61,149,097	16,393,701	5,753,231	1,405,678
Cost of shares redeemed	(52,456,199)	(96,571,663)	(45,756,300)	(72,530,693)	(138,127,123)	(216,966,800)	(25,687,294)	(43,281,094)
	39,379,137	74,479,640	14,348,952	15,189,529	60,961,824	24,431,931	50,263,296	(15,347,423)
Class B:
Proceeds from shares sold	829,658	1,802,068	356,144	633,835	1,565,940	2,358,307	268,059	326,341
Reinvestment of distributions.	274,378	283,547	125,387	60,686	936,712	183,800	67,599	18,090
Cost of shares redeemed	(1,479,012)	(3,729,618)	(945,531)	(2,314,718)	(4,716,205)	(7,717,456)	(659,423)	(1,008,810)
	(374,976)	(1,644,003)	(464,000)	(1,620,197)	(2,213,553)	(5,175,349)	(323,765)	(664,379)
Advisor Class:
Proceeds from shares sold	—	1,000	—	1,000	11,456	1,000	4,023	1,000
Reinvestment of distributions.	33	9	28	8	43	4	15	—
Cost of shares redeemed	—	—	—	—	(11,498)	—	(4,033)	—
	33	1,009	28	1,008	1	1,004	5	1,000
Institutional Class:
Proceeds from shares sold	2,843,084	1,000	4,893,216	4,650,735	8,832,131	1,000	2,836,152	1,000
Reinvestment of distributions.	79,525	10	48,242	6	346,613	5	35,709	—
Cost of shares redeemed	(334,860)	—	(595,833)	—	(377,979)	—	(121,839)	—
	2,587,749	1,010	4,345,625	4,650,741	8,800,765	1,005	2,750,022	1,000

Net increase (decrease) from share transactions	41,591,943	72,837,656	18,230,605	18,221,081	67,549,037	19,258,591	52,689,558	(16,009,802)
Net increase in net assets	68,357,349	131,841,054	55,260,436	87,535,961	172,348,252	313,355,641	67,689,897	34,034,416

Net Assets
Beginning of year	674,263,252	542,422,198	486,476,722	398,940,761	1,566,345,742	1,252,990,101	321,750,659	287,716,243
End of year†	$742,620,601	$674,263,252	$541,737,158	$486,476,722	$1,738,693,994	$1,566,345,742	$389,440,556	$321,750,659

†Includes undistributed net investment income (deficit) of	$(4,045,653)	$(2,274,431)	$1,857,799	$2,668,541	$2,499,251	$5,564,922	$(525,229)	$1,142,588

144	See notes to financial statements	145

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	TOTAL RETURN		EQUITY INCOME		GROWTH & INCOME		GLOBAL
	10/1/2013 to	10/1/2012 to	10/1/2013 to	10/1/2012 to	10/1/2013 to	10/1/2012 to	10/1/2013 to	10/1/2012 to
	3/31/2014	9/30/2013	3/31/2014	9/30/2013	3/31/2014	9/30/2013	3/31/2014	9/30/2013
Shares Issued and Redeemed
Class A:
Sold	3,719,169	8,646,376	5,075,483	9,628,589	6,408,380	12,146,401	8,278,387	3,616,109
Issued for distributions reinvested	1,090,479	1,125,446	1,270,660	834,640	2,788,429	930,022	669,759	202,547
Redeemed.	(2,757,259)	(5,485,124)	(4,856,780)	(8,689,334)	(6,431,425)	(11,774,440)	(3,074,592)	(5,920,135)

Net increase (decrease) in Class A shares outstanding	2,052,389	4,286,698	1,489,363	1,773,895	2,765,384	1,301,983	5,873,554	(2,101,479)

Class B:
Sold	44,362	104,561	38,387	75,670	77,735	135,778	37,155	51,787
Issued for distributions reinvested	14,561	17,051	13,277	7,547	45,560	11,774	9,184	3,025
Redeemed	(79,365)	(217,312)	(102,609)	(285,676)	(235,209)	(451,729)	(92,442)	(159,896)

Net decrease in Class B shares outstanding	(20,442)	(95,700)	(50,945)	(202,459)	(111,914)	(304,177)	(46,103)	(105,084)

Advisor Class:
Sold	—	56	—	119	529	54	481	137
Issued for distributions reinvested	2	1	3	1	2	—	2	—
Redeemed	—	—	—	—	(529)	—	(481)	—

Net increase in Advisor Class shares outstanding	2	57	3	120	2	54	2	137

Institutional Class:
Sold	152,349	56	526,169	523,137	424,454	54	349,544	137
Issued for distributions reinvested	4,145	1	5,009	1	15,812	—	4,128	—
Redeemed	(17,735)	—	(62,694)	—	(17,789)	—	(14,365)	—
Net increase in Institutional Class shares outstanding	138,759	57	468,484	523,138	422,477	54	339,307	137

146	See notes to financial statements	147

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	SELECT GROWTH		OPPORTUNITY		SPECIAL SITUATIONS		INTERNATIONAL
	10/1/2013 to	10/1/2012 to	10/1/2013 to	10/1/2012 to	10/1/2013 to	10/1/2012 to	10/1/2013 to	10/1/2012 to
	3/31/2014	9/30/2013	3/31/2014	9/30/2013	3/31/2014	9/30/2013	3/31/2014	9/30/2013
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$(15,566)	$705,574	$517,728	$3,453,410	$131,106	$1,557,781	$276,014	$645,888
Net realized gain on investments and
foreign currency transactions	14,927,339	37,621,367	35,954,549	49,631,929	13,615,520	78,785,374	546,503	6,541,337
Net unrealized appreciation (depreciation) of investments
and foreign currency transactions	33,807,521	5,639,836	47,154,456	134,682,038	34,030,376	(9,595,192)	11,852,350	5,511,859
Net increase in net assets resulting
from operations	48,719,294	43,966,777	83,626,733	187,767,377	47,777,002	70,747,963	12,674,867	12,699,084

Distributions to Shareholders
Net investment income – Class A	(137,030)	—	(3,087,350)	(4,707,638)	—	(1,635,146)	(446,680)	—
Net investment income – Class B	—	—	—	(106,969)	—	(19,139)	—	—
Net investment income – Advisor Class	—	—	—	—	—	—	—	—
Net investment income – Institutional Class	—	—	(13,000)	—	—	—	—	—
Net realized gains – Class A	—	—	(46,623,738)	(14,500,437)	(66,745,164)	(14,034,907)	—	—
Net realized gains – Class B	—	—	(963,735)	(394,685)	(931,080)	(232,335)	—	—
Net realized gains – Advisor Class	—	—	(73)	—	(179)	—	—	—
Net realized gains – Institutional Class	—	—	(184,762)	—	(841,692)	—	—	—

Total distributions.	(137,030)	—	(50,872,658)	(19,709,729)	(68,518,115)	(15,921,527)	(446,680)	—

Share Transactions
Class A:
Proceeds from shares sold	28,252,046	49,260,112	64,864,885	109,567,095	32,116,627	55,016,522	36,114,928	65,131,798
Reinvestment of distributions	136,183	—	49,375,149	19,127,611	66,412,691	15,590,531	444,022	—
Cost of shares redeemed	(36,217,369)	(47,680,903)	(56,797,392)	(96,351,212)	(36,718,828)	(55,639,919)	(42,035,947)	(27,541,316)

	(7,829,140)	1,579,209	57,442,642	32,343,494	61,810,490	14,967,134	(5,476,997)	37,590,482
Class B:
Proceeds from shares sold	253,319	374,300	819,458	1,226,999	240,949	350,983	193,245	262,698
Reinvestment of distributions.	—	—	960,343	500,972	930,706	251,359	—	—
Cost of shares redeemed	(907,544)	(1,650,653)	(2,728,482)	(4,525,679)	(685,763)	(1,385,228)	(313,485)	(604,520)

	(654,225)	(1,276,353)	(948,681)	(2,797,708)	485,892	(782,886)	(120,240)	(341,822)

Advisor Class:
Proceeds from shares sold	—	1,000	8,163	1,000	2,063	1,000	2,044	1,000
Reinvestment of distributions	—	—	73	—	179	—	—	—
Cost of shares redeemed	—	—	(2,023)	—	(2,064)	—	(2,063)	—

	—	1,000	6,213	1,000	178	1,000	(19)	1,000

Institutional Class:
Proceeds from shares sold	2,737,962	1,000	3,449,736	1,000	5,758,704	1,000	2,361,833	1,000
Reinvestment of distributions	—	—	197,762	—	841,692	—	—	—
Cost of shares redeemed	(255,577)	—	(276,762)	—	(469,038)	—	(202,809)	—

	2,482,385	1,000	3,370,736	1,000	6,131,358	1,000	2,159,024	1,000

Net increase (decrease) from share transactions	(6,000,980)	304,856	59,870,910	29,547,786	68,427,918	14,186,248	(3,438,232)	37,250,660

Net increase in net assets	42,581,284	44,271,633	92,624,985	197,605,434	47,686,805	69,012,684	8,789,955	49,949,744

Net Assets
Beginning of year	321,143,728	276,872,095	740,620,859	543,015,425	417,036,473	348,023,789	219,075,031	169,125,287

End of year†	$363,725,012	$321,143,728	$833,245,844	$740,620,859	$464,723,278	$417,036,473	$227,864,986	$219,075,031

†Includes undistributed net investment income (deficit) of	$(105,667)	$46,929	$517,728	$3,100,350	$131,106	$—	$147,498	$318,164

148	See notes to financial statements	149

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	SELECT GROWTH		OPPORTUNITY		SPECIAL SITUATIONS		INTERNATIONAL
	10/1/2013 to	10/1/2012 to	10/1/2013 to	10/1/2012 to	10/1/2013 to	10/1/2012 to	10/1/2013 to	10/1/2012 to
	3/31/2014	9/30/2013	3/31/2014	9/30/2013	3/31/2014	9/30/2013	3/31/2014	9/30/2013
Shares Issued and Redeemed
Class A:
Sold	2,782,882	5,861,743	1,626,845	3,285,077	1,168,243	2,140,339	2,861,898	5,267,583
Issued for distributions reinvested	13,057	—	1,233,145	645,331	2,538,712	658,662	34,907	—
Redeemed	(3,561,724)	(5,668,289)	(1,433,259)	(2,908,153)	(1,329,165)	(2,174,522)	(3,297,661)	(2,228,081)

Net increase (decrease) in Class A shares outstanding	(765,785)	193,454	1,426,731	1,022,255	2,377,790	624,479	(400,856)	3,039,502

Class B:
Proceeds from shares sold	27,883	49,006	24,481	43,411	10,678	16,135	16,020	22,103
Issued for distributions reinvested	—	—	28,599	19,864	44,235	12,644	—	—
Cost of shares redeemed	(99,819)	(219,786)	(76,480)	(161,529)	(31,097)	(64,381)	(25,958)	(50,706)

Net increase (decrease) in Class B shares outstanding	(71,936)	(170,780)	(23,400)	(98,254)	23,816	(35,602)	(9,938)	(28,603)

Advisor Class:
Proceeds from shares sold	—	118	207	30	79	39	156	78
Issued for distributions reinvested	—	—	2	—	7	—	—	—
Cost of shares redeemed	—	—	(51)	—	(79)	—	(156)	—

Net increase in Advisor Class shares outstanding	—	118	158	30	7	39	—	78

Institutional Class:
Sold	289,273	118	88,937	30	203,221	39	187,940	78
Issued for distributions reinvested	—	—	4,924	—	32,040	—	—	—
Redeemed	(24,852)	—	(6,927)	—	(16,532)	—	(15,946)	—
Net increase in Institutional Class shares outstanding	264,421	118	86,934	30	218,729	39	171,994	78

150	See notes to financial statements	151

Notes to Financial Statements
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2014

1. Significant Accounting Policies—First Investors Income Funds (“Income Funds”) and First Investors Equity Funds (“Equity Funds”), each a Delaware statutory trust (each a “Trust”, collectively, “the Trusts”), are registered under the Investment Company Act of 1940 (the “1940 Act”) as open-end management investment companies and operate as series funds. The Income Funds issue shares of beneficial interest in the Cash Management Fund, Government Fund, Investment Grade Fund, Strategic Income Fund, International Opportunities Bond Fund, Floating Rate Fund and Fund For Income. The Equity Funds issue shares of beneficial interest in the Total Return Fund, Equity Income Fund (formerly Value Fund), Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund (each a “Fund”, collectively, “the Funds”). The Trusts account separately for the assets, liabilities and operations of each Fund. The objective of each Fund as of March 31, 2014, is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Strategic Income Fund seeks a high level of current income.

International Opportunities Bond Fund seeks total return consisting of income and capital appreciation.

Floating Rate Fund seeks a high level of current income.

Fund For Income seeks high current income.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Equity Income Fund seeks total return.

Growth & Income Fund seeks long-term growth of capital and current income.

Global Fund seeks long-term capital growth.

Select Growth Fund seeks long-term growth of capital.

Opportunity Fund seeks long-term capital growth.

152

Special Situations Fund seeks long-term growth of capital.

International Fund primarily seeks long-term capital growth.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trusts’ Board of Trustees (the “Board”). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. The net asset value of the Strategic Income Fund is derived from the net asset values of the underlying Funds in which it invests.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of First Investors Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign equity securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. As of March 31, 2014, Fund For Income held four securities that were fair valued by FIMCO’s Valuation Committee with an aggregate value of $5,053,008, representing .7% of the Fund’s net assets. These securities were valued based on recent trades of such securities. International Fund held one security that was fair valued by FIMCO’s Valuation Committee with a value of $1,237,611, representing .5% of the Fund’s net assets.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized

153

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2014

cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the fund’s investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. The underlying funds in which Strategic Income Fund invests are also categorized in Level 1. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities and loan participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2.

154

Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of March 31, 2014, for each Fund’s investments is included at the end of each Fund’s portfolio of investments.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At September 30, 2013, capital loss carryovers were as follows:

								Not Subject to
	Year Capital Loss Carryovers Expire							Expiration
								Long	Short
Fund	Total	2014	2015	2016	2017	2018	2019	Term	Term
Government	$7,061,305	$646,760	$1,909,473	$1,063,550	$—	$—	$40,595	$—	$3,400,927
Investment
Grade	13,584,806	—	—	—	13,584,806	—	—	—	—
Fund For
Income	166,931,606	2,665,632	24,660,250	5,033,118	23,949,720	110,622,886	—	—	—
Select Growth	31,245,713	—	—	—	—	31,245,713	—	—	—
International	26,152,463	—	—	—	3,055,947	20,905,274	2,191,242	—	—

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act of 2010”), losses incurred in fiscal year 2010 and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011–2013, or expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

155

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2014

C. Distributions to Shareholders—Dividends from net investment income of the Government Fund, Investment Grade Fund, Strategic Income Fund, International Opportunities Bond Fund, Floating Rate Fund and Fund For Income are generally declared daily and paid monthly. The Cash Management Fund declares distributions, if any, daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income, if any, of Total Return Fund, Equity Income Fund and Growth & Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund are declared and paid annually. Distributions from net realized capital gains, if any, of each of the Funds are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryfor-wards, deferral of wash sales losses, post-October capital losses, late loss deferrals, net operating losses and foreign currency transactions.

D. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trusts are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Foreign Currency Translations—The accounting records of International Opportunities Bond Fund, Global Fund and International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

International Opportunities Bond Fund, Global Fund and International Fund do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the

156

investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost of securities is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Bank of New York Mellon, custodian for the Cash Management Fund, Government Fund, Investment Grade Fund, Floating Rate Fund and Fund For Income, may provide credits against custodian charges based on uninvested cash balance of the Funds. For the six months ended March 31, 2014, the Bank of New York Mellon did not provide any credits. Brown Brothers Harriman & Co. serves as custodian for the Strategic Income Fund, the International Opportunities Bond Fund and each Fund in the Equity Funds. Certain of the Equity Funds reduced expenses through brokerage service arrangements. For the six months ended March 31, 2014, expenses were reduced by a total of $14,309 for certain of the Equity Funds under these arrangements.

2. Security Transactions—For the six months ended March 31, 2014, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term securities and foreign currencies) were as follows:

157

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2014

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Government	$147,386,239	$172,152,824	$91,196,479	$81,433,303
Investment Grade	106,443,706	116,716,239	—	—
Strategic Income	35,790,442	9,687,822	—	—
International Opportunities Bond	49,192,800	46,494,521	—	—
Floating Rate	68,559,766	2,121,718	—	—
Fund For Income	166,890,653	144,655,512	—	—
Total Return	148,860,011	171,392,786	22,822,892	11,068,674
Equity Income	73,876,768	62,698,064	—	—
Growth & Income	219,498,019	195,025,696	—	—
Global	378,446,042	329,677,672	—	—
Select Growth	72,819,582	78,927,309	—	—
Opportunity	164,805,332	154,765,511	—	—
Special Situations	169,317,150	149,173,341	—	—
International	42,050,319	41,620,737	—	—

At March 31, 2014, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
Fund	Aggregate	Unrealized	Unrealized	Appreciation
	Cost Appreciation	Cost Appreciation	Depreciation	(Depreciation)

Government	$366,271,263	$7,824,986	$2,899,646	$4,925,340
Investment Grade	522,393,440	25,743,198	3,268,221	22,474,977
Strategic Income	74,764,037	904,276	266,283	637,993
International
Opportunities Bond	99,237,577	2,280,379	2,838,072	(557,693)
Floating Rate	66,424,958	210,518	171,636	38,882
Fund For Income	672,841,798	27,323,240	2,359,459	24,963,781
Total Return	559,773,511	183,421,702	3,526,343	179,895,359
Equity Income	396,446,024	149,865,581	2,906,933	146,958,648
Growth & Income	1,064,525,121	681,394,507	10,319,205	671,075,302
Global	365,785,854	32,968,311	7,684,463	25,283,848
Select Growth	249,680,976	115,985,311	2,534,397	113,450,914
Opportunity	511,935,691	321,763,731	6,636,508	315,127,223
Special Situations	379,367,491	97,021,143	6,214,469	90,806,674
International	168,531,339	62,021,573	5,001,530	57,020,043

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The Strategic Income Fund may invest in the Institutional Class of Cash Management Fund, Government Fund, Investment Grade Fund, International Opportunities Bond Fund, Floating Rate Fund, Fund For Income, Equity Income Fund, Tax Exempt Income Fund and Tax Exempt Opportunities Fund. During the six months ended March 31, 2014, purchases and sales of shares, dividends, capital gains distributions received and realized gains (losses) recognized by Strategic Income Fund from investments in the Institutional Classes of the Funds were as follows:

								Realized
	Balance of			Balance of			Capital	Gain (Loss)
	Shares Held	Purchases/	Sales/	Shares Held	Value	Dividend	Gains	on Security
Fund	9/30/2013	Additions	Reductions	3/31/2014	3/31/2014	Income	Distributions	Transactions
Government	424,622	519,038	(264,866)	678,794	$7,385,283	$71,677	$—	$2,836
Investment Grade	952,122	897,691	(328,805)	1,521,008	15,073,189	295,021	—	40,726
International
Opportunities Bond	710,236	379,654	(337,341)	752,549	7,517,965	111,706	—	(22,910)
Floating Rate	—	374,054	—	374,054	3,744,280	29,088	—	—
Fund For Income	7,144,602	4,169,569	(26,378)	11,287,793	30,251,285	679,841	—	2,374
Equity Income	523,018	292,765	(24,017)	791,766	7,680,134	67,448	100,350	21,946
	9,754,600	6,632,771	(981,407)	15,405,964	$71,652,136	$1,254,781	$100,350	$44,972

3. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trusts are officers of the Trusts’ investment adviser, FIMCO, their underwriter, First Investors Corporation (“FIC”) and their transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trusts who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended March 31, 2014, total trustees fees accrued by the Income Funds and Equity Funds amounted to $45,999 and $121,983, respectively.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the following rates:

Cash Management Fund—.50% of the Fund’s average daily net assets. For the six months ended March 31, 2014, FIMCO has voluntarily waived $235,607 in advisory fees to limit the Fund’s overall expense ratio to .60% on Class A shares, 1.35% on Class B shares and .60% on Institutional Class shares. Also, FIMCO has voluntarily waived an additional $101,493 in advisory fees and assumed $250,533 of other Fund expenses to prevent a negative yield on the Fund’s shares.

Government and Investment Grade Funds—.66% on the first $500 million of each Fund’s average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. For the periods October 1, 2013 through December 31, 2013 and January 1, 2014 through March 31, 2014, FIMCO has voluntarily waived $216,452 in advisory fees on Government Fund

159

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2014

to limit the advisory fee to .53% and to .55%, respectively, of its average daily net assets. For the six months ended March 31, 2014, FIMCO has voluntarily waived $301,046 in advisory fees on Investment Grade Fund to limit the advisory fee to .55% of its average daily net assets.

Strategic Income Fund—.05% of the Fund’s average daily net assets.

Floating Rate Fund—.60% on the first $250 million of the Fund’s average daily net assets, .55% on the next $250 million, .50% on the next $500 million, .45% on the next $1 billion and .40% on average daily net assets over $2 billion. For the period October 21, 2013 (commencement of operations) through March 31, 2014, FIMCO has waived, pursuant to an expense limitation agreement, $136,881 in advisory fees and assumed $54,342 in other expenses to limit the Fund’s overall expense ratio (exclusive of certain expenses) to 1.10% on Class A shares, .90% on Advisory Class shares and .70% on Institutional Class shares.

International Opportunities Bond Fund and Fund For Income—.75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended March 31, 2014, FIMCO has waived, pursuant to an expense limitation agreement, $57,331 in advisory fees to limit the International Opportunities Bond Fund’s overall expense ratio (exclusive of certain expenses) to 1.30% on Class A shares. For the six months ended March 31, 2014, FIMCO has voluntarily waived $77,670 in advisory fees on Fund For Income to limit the advisory fee to .70% of its average daily net assets.

Total Return Fund— .75% on the first $300 million of the Fund’s average daily net assets, .70% on the next $200 million, .65% on the next $500 million, .60% on the next $1 billion, .55% on the next $1 billion, down to .50% on average daily net assets over $3 billion.

Equity Income, Growth & Income, Select Growth, and Opportunity Funds—.75% on the first $300 million of each Fund’s average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

Global Fund—.95% on the first $600 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion. For the six months ended March 31, 2014, FIMCO has voluntarily waived $85,430 in advisory fees to limit the advisory fee to .90% of the Fund’s average daily net assets.

160

Special Situations Fund—1% on the first $200 million of the Fund’s average daily net assets, .75% on the next $300 million, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, and .64% on average daily net assets over $1.5 billion. For the six months ended March 31, 2014, FIMCO has voluntarily waived $138,624 in advisory fees to limit the advisory fee to .80% of the Fund’s average daily net assets.

International Fund—.98% on the first $300 million of the Fund’s average daily net assets, .95% on the next $300 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion.

For the six months ended March 31, 2014, total advisory fees accrued to FIMCO by the Income Funds and Equity Funds were $6,391,351 and $18,998,901, respectively, of which $1,126,480 and $224,054, respectively, was voluntarily waived by FIMCO as noted above.

FIMCO has entered into an expense limitation agreement with the Strategic Income Fund (“SIF”) to limit SIF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.30% of the average daily net assets on Class A shares and 1.00% of the average daily net assets on Advisor Class shares. The agreement expires on January 31, 2015. For the period April 3, 2013 (commencement of operations) to September 30, 2013, FIMCO assumed $95,428 under the terms of the agreement. FIMCO and SIF have agreed that any expenses of SIF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by SIF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of SIF’s Class A shares and Advisor Class shares to exceed the foregoing limits. During the period October 1, 2013 to March 31, 2014, SIF repaid FIMCO $95,428 pursuant to the terms of the agreement. The expense limitation agreement may be terminated or amended prior to January 31, 2015, with the approval of the Board.

FIMCO has entered into an expense limitation agreement with the International Opportunities Bond Fund (“IOBF”) to limit IOBF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.30% of the average daily net assets on the Class A shares. The agreement expires on January 31, 2015. For the six months ended

161

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2014

March 31, 2014, FIMCO assumed $57,332 under the terms of the agreement. FIMCO and IOBF have agreed that any expenses of IOBF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by IOBF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of IOBF’s Class A shares to exceed the foregoing limits. For the period August 20, 2012 (commencement of operations) to March 31, 2014, the total organizational expenses and expenses incurred in excess of the above stated limitation was $563,823. The expense limitation agreement may be terminated or amended prior to January 31, 2015, with the approval of the Board.

FIMCO has entered into an expense limitation agreement with the Floating Rate Fund (“FRF”) to limit FRF’s total annual fund operating expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) to 1.10% of the average daily net assets on the Class A shares, .90% of the average daily net assets on Advisor Class shares and .70% of the average daily net assets on Institutional Class shares. The agreement expires on January 31, 2015. For the period October 21, 2013 (commencement of operations) to March 31, 2014, FIMCO assumed $191,223 under the terms of the agreement. FIMCO and FRF have agreed that any expenses of FRF assumed by FIMCO pursuant to this agreement be repaid to FIMCO by FRF within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO, provided that such repayment does not cause the expenses of FRF’s Class A shares, Advisor Class shares and Institutional Class shares to exceed the foregoing limits. The expense limitation agreement may be terminated or amended prior to January 31, 2015, with the approval of the Board.

For the six months ended March 31, 2014, FIC, as underwriter, received from the Income Funds and Equity Funds $3,509,361 and $10,608,666, respectively, in commissions in connection with the sale of shares of the Funds, after allowing $317,409 and $402,379, respectively, to other dealers. For the six months ended March 31, 2014, shareholder servicing costs for the Income Funds and Equity Funds included $1,253,067 and $3,644,903, respectively, in transfer agent fees accrued to ADM, of which $22,490 was voluntarily waived by ADM on the Cash Management Fund.

ADM has entered into an agreement with the Funds to limit the transfer agency expenses for Advisor Class and Institutional Class shares (for those Funds with such classes) to 0.20% and 0.05%, of the Advisor Class and Institutional Class shares average daily net assets, respectively. The agreement expires on January 31, 2015. ADM can be reimbursed by each Class within three years after the date the expense

162

limitation has been made by ADM, provided that such repayment does not cause the transfer agency expenses of Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to January 31, 2015, with the approval of the Board. For the six months ended March 31, 2014, ADM assumed transfer agent fees for the Income Funds and Equity Funds of $54 and $73, respectively.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The Cash Management Fund is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2014, total distribution plan fees accrued to FIC by the Income Funds and Equity Funds amounted to $2,693,882 and $7,828,348, respectively.

Brandywine Global Investment Management, LLC, serves as investment subadviser to International Opportunities Bond Fund. Muzinich & Co., Inc., serves as investment subadviser to Floating Rate Fund and Fund For Income. Wellington Management Company, LLP serves as investment subadviser to Global Fund. Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. Vontobel Asset Management, Inc. serves as investment subadviser to International Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, these 144A securities are deemed to be liquid. At March 31, 2014, Investment Grade Fund held twenty-four 144A securities with an aggregate value of $82,370,976 representing 14.6% of the Fund’s net assets, International Opportunities Bond Fund held six 144A securities with an aggregate value of $4,845,378 representing 4.5% of the Fund’s net assets, Floating Rate Fund held three 144A securities with an aggregate value of $741,907 representing 1.1% of the Fund’s net assets, Fund For Income held one hundred sixteen 144A securities with an aggregate value of $245,378,689 representing 34.5% of the Fund’s net assets and Total Return Fund held twenty-one 144A securities with an aggregate value of $23,214,940 representing 3.1% of the Fund’s net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. Unless

163

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2014

otherwise noted, these Section 4(2) securities are deemed to be liquid. At March 31, 2014, Cash Management Fund held eight Section 4(2) securities with an aggregate value of $31,643,502 representing 22.4% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

5. Derivatives—The Funds (other than the Cash Management and Strategic Income Funds) may invest in derivatives such as futures contracts and options on futures contracts (“options”), to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a speci-fied exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures

164

transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used.

During the six months ended March 31, 2014, the Funds did not participate in interest rate futures contracts. At March 31, 2014, the Funds had no open investments in futures contracts or options.

6. High Yield Credit Risk—The investments of Floating Rate Fund and Fund For Income in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

7. Foreign Exchange Contracts—The International Opportunities Bond Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and are used to decrease exposure to foreign exchange risk associated with foreign currency denominated securities held by the Fund. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund’s assets.

165

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2014

The International Opportunities Bond Fund had the following foreign exchange contracts open at March 31, 2014:

						Unrealized
	Settlement	Foreign	Receive			Appreciation
Counterparty	Date	Currency	(Deliver)	Asset	Liability	(Depreciation)

J.P. Morgan	4/24/14	IDR	24,440,000,000	$2,151,409	$2,019,184	$132,225
Citibank	4/25/14	PLN	13,030,000	4,312,570	4,278,078	34,492
Citibank	4/25/14	PLN	(13,030,000)	4,217,852	4,312,570	(94,718)
HSBC	5/7/14	EUR	1,710,000	2,356,800	2,325,330	31,470
Citibank	5/7/14	EUR	(1,050,000)	1,418,550	1,447,158	(28,608)
UBS	5/12/14	AUD	1,080,000	1,001,001	969,245	31,756
Morgan Stanley	5/12/14	AUD	7,860,000	7,285,063	7,094,265	190,798
HSBC	5/12/14	AUD	210,000	194,639	186,593	8,046
Morgan Stanley	5/12/14	AUD	(12,630,000)	11,257,119	11,706,151	(449,031)
J.P. Morgan	6/4/14	IDR	23,390,000,000	2,058,979	1,987,762	71,216
HSBC	6/6/14	CLP	539,000,000	978,683	952,802	25,881
HSBC	6/13/14	CLP	653,000,000	1,185,677	1,163,267	22,410
Citibank	6/17/14	NZD	(4,630,000)	3,892,510	4,017,667	(125,157)
Barclays	6/18/14	INR	322,000,000	5,391,603	5,173,106	218,497
HSBC	6/19/14	HUF	276,000,000	1,237,365	1,216,502	20,863
HSBC	7/11/14	CLP	1,705,600,000	3,096,924	3,004,062	92,862
HSBC	7/28/14	CLP	662,000,000	1,202,019	1,182,163	19,856
		Net Unrealized gain on open foreign exchange contracts				$202,858

Fair Value of Derivative Instruments—The fair value of derivative instruments on the International Opportunities Bond Fund as of March 31, 2014, was as follows:

	Assets Derivatives		Liability Derivatives

Derivatives not accounted	Statements of		Statements of
for as hedging instruments	Assets and		Assets and
under ASC 815	Liabilities		Liabilities
	Location	Value	Location	Value

Foreign exchange	Unrealized		Unrealized
contracts:	appreciation		depreciation of
	of foreign		foreign exchange
	exchange		contracts
	contracts	$900,373		$697,515

166

The effect of International Opportunities Bond Fund’s derivative instruments on the Statement of Operations are as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Derivatives not accounted	Net Realized Loss
for as hedging instruments	on Foreign Exchange
under ASC 815	Transactions
Foreign exchange transactions
International Opportunities Bond Fund	$(1,074,573)

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
Derivatives not accounted	Net Unrealized Appreciation
for as hedging instruments	on Foreign Exchange
under ASC 815	Transactions
Foreign exchange transactions:
International Opportunities Bond Fund	$202,858

8. Capital—The Trusts are authorized to issue an unlimited number of shares of ben-eficial interest without par value. The Trusts consist of the Funds listed on the cover page, each of which is a separate and distinct series of the Trusts. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”) except for Cash Management Fund which has designated only Class A, Class B and Institutional Class shares and Strategic Income Fund which has designated only Class A and Advisor Class shares and International Opportunities Bond Fund and Floating Rate Fund which have designated only Class A, Advisor Class and Institutional Class shares. Advisor Class and Institutional Class shares are new classes that have been added to the Trusts. Institutional Class and Advisor Class shares were available for sale to the public in May 2013 and October 2013, respectively. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Board and a Class may have exclusive voting rights with respect to matters affecting only that Class. Cash Management Fund’s Class A, Class B and Institutional Class shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at

167

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2014

the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Trusts. The shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

9. Litigation—The Equity Income and Blue Chip Funds have been named, and have received notice that they may be putative members of the proposed defendant class of shareholders, in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of Tribune Company (the “Committee”). The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company (“LBO”), including payments made in connection with a 2007 tender offer into which the Blue Chip and Equity Income Funds tendered their shares of common stock of the Tribune Company. On December 9, 2011, the Blue Chip Fund was reorganized into the Growth & Income Fund pursuant to a Plan of Reorganization and Termination, whereby all of the assets of the Blue Chip Fund were transferred to the Growth & Income Fund, the Growth & Income Fund assumed all of the liabilities of the Blue Chip Fund, including any contingent liabilities with respect to pending or threatened litigation or actions, and shareholders of Blue Chip Fund became shareholders of Growth & Income Fund. The adversary proceeding brought by the Committee has been transferred to the Southern District of New York and consolidated with other similar suits as discussed below. In addition, on June 2, 2011, the Blue Chip and Equity Income Funds were named as defendants in a lawsuit brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Bondholder Plaintiffs”) in the Supreme Court of the State of New York. The Blue Chip and Equity Income Funds have also been named in a similar suit filed on behalf of participants in Tribune

168

defined-compensation plans (the “Retiree Plaintiffs”). That suit was also initially filed in the Supreme Court of New York but later removed and consolidated in the Southern District of New York with the other Tribune suits. As with the Bondholder Plaintiffs and the Committee, the Retiree Plaintiffs seek to recover payments of the proceeds of the LBO. These suits have been removed to the United States District Court for the Southern District of New York and administratively consolidated with other substantially similar suits against other former Tribune shareholders (the “MDL Proceeding”). On September 23, 2013, the Judge in the MDL Proceeding dismissed various state law constructive fraudulent transfer suits, resulting in the Funds being dismissed from the Bondholder and Retiree Plaintiffs’ actions. On September 30, 2013, counsel for the plaintiffs in those suits appealed the MDL Judge’s dismissal ruling to the Second Circuit. The extent of the Funds’ potential liability in any such actions has not been determined. The Funds have been advised by counsel that the Funds could be held liable to return all or part of the proceeds received in any of these actions, as well as interest and court costs, even though the Funds had no knowledge of, or participation in, any misconduct. The Equity Income Fund received proceeds of $1,526,566 in connection with the LBO, representing 0.28% of its net assets as of March 31, 2014. The Blue Chip Fund received proceeds of $790,772 in connection with the LBO, representing 0.05% of the net assets of Growth & Income Fund as of March 31, 2014. The Equity Income and Growth & Income Funds cannot predict the outcomes of these proceedings, and thus have not accrued any of the amounts sought in the various actions in the accompanying financial statements.

10. New Fund—On February 20, 2014, the Board approved the establishment of a new series of the First Investors Income Funds, First Investors Limited Duration High Quality Bond Fund (the “Limited Duration Fund”). The Limited Duration Fund is registered under the Investment Company Act of 1940 as a diversified fund and is authorized to issue an unlimited number of shares of beneficial interest of Class A, Advisor Class and Institutional Class. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds. For purposes of the 80% test, investment grade bonds may also include other investment grade fixed-income securities. The investment objective of the Fund is to seek current income consistent with low volatility of principal. The Fund commenced operations on May 19, 2014.

11. Subsequent Events—Subsequent events occurring after March 31, 2014 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

169

Financial Highlights
FIRST INVESTORS INCOME FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30 unless otherwise indicated.

		P E R S H A R E D A T A										R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions													Ratio to Average Net
		Investment Operations			from							Ratio to Average						Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment	Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands)	Credits		Credits(a)		Income		Expenses(a)		Income (Loss)	Rate
CASH MANAGEMENT FUND
Class A
2009	$ 1.00	$.005	—	$.005	$.005	—	$.005	$ 1.00	0.54%		$172,336.71%			.71%		.58%		1.03%		.26%	N/A
2010	1.00	—	—	—	—	—	—	1.00	0.00		134,103.30			.30		.00		1.08		(.78)	N/A
2011	1.00	—	—	—	—	—	—	1.00	0.00		148,171.17			.17		.00		1.06		(.89)	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.00		135,028.12			.12		.00		1.02		(.90)	N/A
2013	1.00	—	—	—	—	—	—	1.00	0.00		130,272.11			.11		.00		.97		(.86)	N/A
2014 ^	1.00	—	—	—	—	—	—	1.00	0.00	†	137,719.08		††	.08	††	.00	††	.99	††	(.91 )††	N/A
Class B
2009	1.00	.001	—	.001	.001	—	.001	1.00	0.14		3,430	1.13		1.13		.16		1.78		(.49)	N/A
2010	1.00	—	—	—	—	—	—	1.00	0.00		1,739.30			.30		.00		1.83		(1.53)	N/A
2011	1.00	—	—	—	—	—	—	1.00	0.00		1,519.17			.17		.00		1.81		(1.64)	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.00		896.12			.12		.00		1.77		(1.65)	N/A
2013	1.00	—	—	—	—	—	—	1.00	0.00		571.12			.12		.00		1.72		(1.60)	N/A
2014 ^	1.00	—	—	—	—	—	—	1.00	0.00	†	702.08		††	.08	††	.00	††	1.66	††	(1.58)††	N/A
Institutional Class
2013 ■	1.00	—	—	—	—	—	—	1.00	0.00	†	1.15		††	.15	††	.00	††	2.60	††	(2.45)††	N/A
2014 ^	1.00	—	—	—	—	—	—	1.00	0.00	†	2,548.08		††	.08	††	.00	††	.66	††	(0.58)††	N/A
GOVERNMENT FUND
Class A
2009	$10.76	$ .47	$ .44	$ .91	$ .47	—	$ .47	$11.20	8.59%		$286,844	1.10%		1.10%		4.03%		1.26%		3.87%	43%
2010	11.20	.43	.16	.59	.43	—	.43	11.36	5.39		325,979	1.13		1.13		3.44		1.24		3.33	42
2011	11.36	.36	.28	.64	.41	—	.41	11.59	5.73		346,828	1.12		1.12		3.12		1.23		3.01	35
2012	11.59	.27	.04	.31	.38	—	.38	11.52	2.71		382,064	1.10		1.10		2.28		1.21		2.17	36
2013	11.52	.17	(.43)	(.26)	.32	—	.32	10.94	(2.29)		355,264	1.10		1.10		1.57		1.21		1.46	101
2014 ^	10.94	.10	(.05)	.05	.13	—	.13	10.86	0.48	†	348,555	1.07	††	1.07	††	1.79	††	1.19	††	1.67 ††	67	†
Class B
2009	10.76	.39	.43	.82	.39	—	.39	11.19	7.75		13,131	1.80		1.80		3.33		1.96		3.17	43
2010	11.19	.35	.17	.52	.36	—	.36	11.35	4.70		10,860	1.83		1.83		2.74		1.94		2.63	42
2011	11.35	.26	.29	.55	.33	—	.33	11.57	4.94		7,284	1.82		1.82		2.42		1.93		2.31	35
2012	11.57	.17	.07	.24	.30	—	.30	11.51	2.11		6,393	1.80		1.80		1.59		1.91		1.47	36
2013	11.51	.07	(.42)	(.35)	.24	—	.24	10.92	(3.06)		4,717	1.84		1.84		.82		1.95		.71	101
2014 ^	10.92	.05	(.05)	—	.09	—	.09	10.83	0.03	†	3,829	1.89	††	1.89	††	.97	††	2.01	††	.85 ††	67	†
Advisor Class
2013 ■	11.29	.10	(.30)	(.20)	.15	—	.15	10.94	(1.75	)†	1.95		††	.95	††	1.68	††	5.17	††	(2.54)††	101
2014 ^	10.94	.08	(.04)	.04	.14	—	.14	10.84	0.35	†	1.84		††	.84	††	2.02	††	3.16	††	(.30 )††	67	†
Institutional Class
2013 ■	11.29	.14	(.31)	(.17)	.16	—	.16	10.96	(1.54	)†	4,656.68		††	.68	††	2.14	††	.81	††	2.01 ††	101
2014 ^	10.96	.13	(.06)	.07	.15	—	.15	10.88	0.61	†	7,994.64		††	.64	††	2.19	††	.76	††	2.07 ††	67	†

170	171

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

		P E R S H A R E D A T A											R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
													Net Assets**						Waived, Assumed
																			or Reimbursed
	Net Asset			Net Realized					Net Asset												Net
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Investment		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Income		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Period	Period	Return*		(in thousands)	Credits		Credits(a)		Income		Expenses(a)		(Loss)		Rate
INVESTMENT GRADE FUND
Class A
2009	$ 8.23	$.49		$ .85	$1.34	$.47	—	$.47	$9.10	17.06%		$325,316	1.10%		1.10%		5.29%		1.27%		5.12%		79%
2010	9.10	.44		.72	1.16	.45	—	.45	9.81	13.09		404,841	1.12		1.12		4.75		1.23		4.64		56
2011	9.81	.40		(.16)	.24	.43	—	.43	9.62	2.48		437,094	1.11		1.11		3.94		1.22		3.83		34
2012	9.62	.38		.68	1.06	.41	—	.41	10.27	11.22		531,896	1.08		1.08		3.54		1.19		3.43		40
2013	10.27	.35		(.46)	(.11)	.38	—	.38	9.78	(1.10)		543,955	1.07		1.07		3.20		1.18		3.09		33
2014 ^	9.78	.16		.16	.32	.20	—	.20	9.90	3.24	†	542,998	1.05	††	1.05	††	3.20	††	1.16	††	3.09	††	19	†
Class B
2009	8.22	.44		.85	1.29	.40	—	.40	9.11	16.35		16,370	1.80		1.80		4.59		1.97		4.42		79
2010	9.11	.39		.70	1.09	.39	—	.39	9.81	12.20		13,855	1.82		1.82		4.05		1.93		3.94		56
2011	9.81	.33		(.16)	.17	.36	—	.36	9.62	1.81		9,976	1.81		1.81		3.24		1.92		3.13		34
2012	9.62	.32		.66	.98	.34	—	.34	10.26	10.41		8,036	1.78		1.78		2.84		1.89		2.74		40
2013	10.26	.27		(.45)	(.18)	.32	—	.32	9.76	(1.82)		6,161	1.84		1.84		2.42		1.94		2.32		33
2014 ^	9.76	.12		.14	.26	.16	—	.16	9.86	2.71	†	5,466	1.93	††	1.93	††	2.31	††	2.04	††	2.20	††	19	†
Advisor Class
2013 ■	10.23	.08		(.34)	(.26)	.19	—	.19	9.78	(2.53	)†	1.95		††	.95	††	2.64	††	5.17	††	(1.58	)††	33
2014 ^	9.78	.11		.20	.31	.20	—	.20	9.89	3.19	†	1.83		††	.83	††	3.42	††	3.07	††	1.18	††	19	†
Institutional Class
2013 ■	10.23	.14		(.38)	(.24)	.20	—	.20	9.79	(2.37	)†	9,326.66		††	.66	††	3.06	††	.77	††	2.95	††	33
2014 ^	9.79	.14		.19	.33	.21	—	.21	9.91	3.43	†	16,733.63		††	.63	††	3.62	††	.74	††	3.51	††	19	†
STRATEGIC INCOME FUND
Class A
2013 ♦	$10.00	$.14	◀	$(.23)	$(.09)	$.13	—	$.13	$9.78	(.87	)%†	$ 47,344	1.30	%††►	1.30	%††►	2.88	%††◀	2.10	%††►	2.08	%††◀	19%
2014 ^	9.78	.14	◀	.24	.38	.14	—	.14	10.02	3.89	†	76,091	1.14	††►	1.14	††►	2.90	††◀	.83	††►	3.21	††◀	16	†
Advisor Class
2013 ♦	10.00	.14	◀	(.22)	(.08)	.15	—	.15	9.77	(.79	)†	1	1.00	††►	1.00	††►	2.89	††◀	14.79	††►	(10.90)	††◀	19
2014 ^	9.77	.17	◀⌘	.21	.38	.15	—	.15	10.00	3.98	†	241.69		††►	.69	††►	3.38	††◀	.46	††►	3.61	††◀	16	†

172	173

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A												R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
													Net Assets**						Waived or Assumed
	Net Asset			Net Realized					Net Asset								Net				Net
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Investment				Investment		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Income				Income		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits(a)		(Loss)		Expenses(a)		(Loss)		Rate
INTERNATIONAL OPPORTUNITIES BOND FUND
Class A
2012 ▲	$10.00	$.01		$.23	$.24	$.02	$—	$.02	$10.22	2.35	%†	$19,563	1.30	%††	1.30	%††	1.10	%††	9.76	%††	(6.12	)%††	5%
2013	10.22	.25		(.32)	(.07)	.30	.01	.31	9.84	(.72)		99,161	1.30		1.30		.68		1.83		.15		53
2014 ^	9.84	.09		.17	.26	.13	—	.13	9.97	2.70	†	98,464	1.30	††	1.30	††	1.85	††	1.43	††	1.72	††	51	†
Advisor Class
2013 ■	10.23	.08		(.31)	(.23)	.15	—	.15	9.85	(2.26	)†	1	1.07	††	1.07	††	(1.43	)††	5.23	††	(5.59	)††	53
2014 ^	9.85	.11		.13	.24	.13	—	.13	9.96	2.52	†	1	1.14	††	1.14	††	2.01	††	3.40	††	(.25	)††	51	†
Institutional Class
2013 ■	10.23	.12		(.35)	(.23)	.15	—	.15	9.85	(2.26	)†	6,998.96		††	.96	††	(1.31	)††	.96	††	(1.31	)††	53
2014 ^	9.85	.08		.20	.28	.14	—	.14	9.99	2.86	†	8,047.95		††	.95	††	2.16	††	.95	††	2.16	††	51	†
FLOATING RATE FUND
Class A
2014 ⃟	$10.00	$.09	⌘	$.02	$.11	$.09	—	$.09	$10.02	1.12	%†	$66,126	1.10	%††	1.10	%††	1.97	%††	1.93	%††	1.14	%††	5	%†
Advisor Class
2014 ⃟	10.00	.09		.04	.13	.11	—	.11	10.02	1.28	†	1.90		††	.90	††	2.17	††	4.53	††	1.46	††	5	†
Institutional Class
2014 ⃟	10.00	.12	⌘	—	.12	.11	—	.11	10.01	1.12	†	4,050.70		††	.70	††	2.60	††	1.56	††	1.74	††	5	†

174	175

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

		P E R S H A R E D A T A										R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions													Ratio to Average Net
		Investment Operations			from							Ratio to Average						Assets Before Expenses
												Net Assets**						Waived or Assumed
	Net Asset		Net Realized					Net Asset
	Value,	Net	and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		Total End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits(a)		Income		Expenses(a)		Income		Rate
FUND FOR INCOME
Class A
2009	$2.45	$.20	$(.13)	$.07	$.20	—	$.20	$2.32	4.28%		$438,248	1.38%		1.38%		9.10%		1.42%		9.06		73%
2010	2.32	.17	.18	.35	.18	—	.18	2.49	15.68		504,507	1.29		1.29		7.32		1.33		7.28		78
2011	2.49	.17	(.14)	.03	.17	—	.17	2.35	1.00		504,839	1.27		1.27		6.43		1.30		6.40		75
2012	2.35	.16	.25	.41	.16	—	.16	2.60	17.79		602,370	1.26		1.26		6.01		1.29		5.98		54
2013	2.60	.15	(.01)	.14	.15	—	.15	2.59	5.55		647,603	1.23		1.23		5.17		1.25		5.15		60
2014 ^	2.59	.06	.09	.15	.07	—	.07	2.67	5.82	†	673,948	1.21	††	1.21	††	4.75	††	1.23	††	4.73	††	22	†

Class B
2009	2.45	.19	(.13)	.06	.18	—	.18	2.33	3.75		11,699	2.08		2.08		8.40		2.12		8.36		73
2010	2.33	.16	.16	.32	.16	—	.16	2.49	14.43		10,891	1.99		1.99		6.62		2.03		6.58		78
2011	2.49	.15	(.13)	.02	.16	—	.16	2.35	.38		7,580	1.97		1.97		5.75		2.00		5.72		75
2012	2.35	.13	.26	.39	.14	—	.14	2.60	17.01		5,659	1.96		1.96		5.31		1.99		5.28		54
2013	2.60	.13	(.01)	.12	.13	—	.13	2.59	4.84		5,001	1.99		1.99		4.42		2.01		4.40		60
2014 ^	2.59	.05	.09	.14	.06	—	.06	2.67	5.47	†	5,030	2.03	††	2.03	††	3.92	††	2.06	††	3.89	††	22	†

Advisor Class
2013 ■	2.66	.06	(.05)	.01	.08	—	.08	2.59	.23	†	1	1.03	††	1.03	††	4.59	††	5.13	††	.49	††	60
2014 ^	2.59	.06	.09	.15	.07	—	.07	2.67	5.85	†	1.98		††	.98	††	4.98	††	2.75	††	3.21	††	22	†

Institutional Class
2013 ■	2.66	.03	(.01)	.02	.08	—	.08	2.60	.66	†	18,575.81		††	.81	††	4.93	††	.83	††	4.91	††	60
2014 ^	2.60	.07	.08	.15	.07	—	.07	2.68	5.92	†	33,201.78		††	.78	††	5.17	††	.80	††	5.15	††	22	†

* Calculated without sales charges.
** Net of expenses waived or assumed (Note 3).
■  For the period April 1, 2013 (commencement of operations) to September 30, 2013.
♦ For the period April 3, 2013 (commencement of operations) to September 30, 2013.
◀ Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
► Does not include expenses of the investment companies in which the Fund invests.
▲ For the period August 20, 2012 (commencemnet of operations) to September 30, 2012.
⃟ For the period October 21, 2013 (commencemnet of operations) to March 31, 2014.
† Not annualized
†† Annualized
(a) The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1G).
^ For the period October 1, 2013 to March 31, 2014.
⌘ Based on average shares during the period.

176	See notes to financial statements	177

Financial Highlights
FIRST INVESTORS EQUITY FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30, except as otherwise indicated.

		P E R S H A R E D A T A											R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
													Net Assets**						Waived or Assumed
	Net Asset			Net Realized					Net Asset												Net
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Net				Investment		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Income		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return*		(in thousands)	Credits		Credits(a)		Income		Expenses(a)		(Loss)		Rate
TOTAL RETURN FUND
Class A
2009	$13.24	$.30		$ .03	$ .33	$.32	$—	$.32	$13.25	2.77%		$315,612	1.43%		1.43%		2.35%		N/A		N/A		53%
2010	13.25	.28		.95	1.23	.29	—	.29	14.19	9.38		360,843	1.37		1.37		2.02		N/A		N/A		40
2011	14.19	.31		(.06)	.25	.34	—	.34	14.10	1.65		384,720	1.33		1.33		1.97		N/A		N/A		36
2012	14.10	.30		2.71	3.01	.30	—	.30	16.81	21.46		532,551	1.32		1.32		1.79		N/A		N/A		32
2013	16.81	.27		1.99	2.26	.34	.24	.58	18.49	13.77		664,054	1.26		1.26		1.45		N/A		N/A		32
2014 ^	18.49	.12		1.19	1.31	.16	.42	.58	19.22	7.09	†	729,729	1.20	††	1.20	††	1.21	††	N/A		N/A		25	†
Class B
2009	13.03	.21		.03	.24	.23	—	.23	13.04	2.10		20,575	2.13		2.13		1.65		N/A		N/A		53
2010	13.04	.18		.94	1.12	.20	—	.20	13.96	8.62		16,982	2.07		2.07		1.32		N/A		N/A		40
2011	13.96	.19		(.04)	.15	.23	—	.23	13.88	1.01		12,961	2.03		2.03		1.30		N/A		N/A		36
2012	13.88	.18		2.65	2.83	.18	—	.18	16.53	20.49		10,872	2.02		2.02		1.09		N/A		N/A		32
2013	16.53	.15		1.95	2.10	.22	.24	.46	18.17	12.98		10,207	2.01		2.01		.71		N/A		N/A		32
2014 ^	18.17	.05		1.16	1.21	.08	.42	.50	18.88	6.66	†	10,221	1.99	††	1.99	††	.42	††	N/A		N/A		25	†
Advisor Class
2013 ■	17.62	.09		.95	1.04	.17	—	.17	18.49	5.89	†	1	1.01	††	1.01	††	1.40	††	4.76	%††	(2.35	)%††	32
2014 ^	18.49	.11		1.19	1.30	.16	.42	.58	19.21	7.02	†	1.97		††	.97	††	1.44	††	2.60	††	(.19	)††	25	†
Institutional Class
2013 ■	17.62	.10		.95	1.05	.17	—	.17	18.50	5.98	†	1.82		††	.82	††	1.48	††	4.35	††	(2.05	)††	32
2014 ^	18.50	.13	⌘	1.21	1.34	.19	.42	.61	19.23	7.26	†	2,669.80		††	.80	††	1.61	††	N/A		N/A		25	†
EQUITY INCOME FUND(b)
Class A
2009	$ 6.65	$.11		$(.64)	$(.53)	$.11	$—	$.11	$6.01	(7.81)%		$308,402	1.48%		1.48%		2.14%		N/A		N/A		15%
2010	6.01	.09		.49	.58	.09	—	.09	6.50	9.76		335,725	1.38		1.38		1.45		N/A		N/A		21
2011	6.50	.11		(.30)	(.19)	.11	—	.11	6.20	(3.12)		317,550	1.35		1.35		1.60		N/A		N/A		29
2012	6.20	.13		1.44	1.57	.10	—	.10	7.67	25.36		392,001	1.33		1.33		1.75		N/A		N/A		38
2013	7.67	.14		1.32	1.46	.14	—	.14	8.99	19.14		475,422	1.28		1.28		1.66		N/A		N/A		32
2014 ^	8.99	.06		.85	.91	.08	.15	.23	9.67	10.16	†	525,780	1.23	††	1.23	††	1.36	††	N/A		N/A		13	†
Class B
2009	6.55	.08		(.64)	(.56)	.07	—	.07	5.92	(8.43)		12,419	2.18		2.18		1.44		N/A		N/A		15
2010	5.92	.05		.48	.53	.05	—	.05	6.40	8.97		11,133	2.08		2.08		.75		N/A		N/A		21
2011	6.40	.06		(.30)	(.24)	.06	—	.06	6.10	(3.87)		7,947	2.05		2.05		.90		N/A		N/A		29
2012	6.10	.08		1.42	1.50	.05	—	.05	7.55	24.56		6,939	2.03		2.03		1.02		N/A		N/A		38
2013	7.55	.09		1.28	1.37	.08	—	.08	8.84	18.21		6,337	2.05		2.05		.90		N/A		N/A		32
2014 ^	8.84	.03		.82	.85	.03	.15	.18	9.51	9.65	†	6,335	2.08	††	2.08	††	.50	††	N/A		N/A		13	†
Advisor Class
2013 ■	8.40	.08		.58	.66	.07	—	.07	8.99	7.87	†	1	1.01	††	1.01	††	1.78	††	4.68	%††	(1.89	)%††	32
2014 ^	8.99	.06		.85	.91	.08	.15	.23	9.67	10.13	†	1	1.00	††	1.00	††	1.59	††	2.58	††	.01	††	13	†
Institutional Class
2013 ■	8.40	.04		.63	.67	.05	—	.05	9.02	7.95	†	4,717.86		††	.86	††	1.74	††	.86	††	1.74	††	32
2014 ^	9.02	.08		.85	.93	.10	.15	.25	9.70	10.31	†	9,621.81		††	.81	††	1.78	††	N/A		N/A		13	†

178	179

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

		P E R S H A R E D A T A											R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions														Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset	Net	Net Realized				Distributions		Net Asset				Net Assets**						Waived or Assumed
	Value,	Investment	and Unrealized	Total from	Net	Net	in Excess of		Value,			Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Net Investment	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Income	Distributions	Period	Return*		(in thousands)	Credits		Credits(a)		Income (Loss)		Expenses(a)		Income (Loss)		Rate
GROWTH & INCOME FUND
Class A
2009	$13.00	$.09	$(1.02)	$(.93)	$.14	$.02	—	$.16	$11.91	(6.93)%		$577,801	1.51%		1.51%		.90%		N/A		N/A		26%
2010	11.91	.09	.98	1.07	.07	—	—	.07	12.91	9.01		626,370	1.39		1.39		.68		N/A		N/A		25
2011	12.91	.19	(.14)	.05	.18	—	—	.18	12.78	.25		625,562	1.34		1.34		1.33		N/A		N/A		24
2012	12.78	.21	3.81	4.02	.14	—	—	.14	16.66	31.60		1,225,684	1.29		1.29		1.35		N/A		N/A		22
2013	16.66	.20	3.90	4.10	.22	—	—	.22	20.54	24.86		1,538,582	1.22		1.22		1.11		N/A		N/A		20
2014 ^	20.54	.09	2.10	2.19	.13	.68	—	.81	21.92	10.69	†	1,702,119	1.15	††	1.15	††	.84	††	N/A		N/A		12	†
Class B
2009	12.30	.01	(.97)	(.96)	.10	.02	—	.12	11.22	(7.59)		30,490	2.21		2.21		.20		N/A		N/A		26
2010	11.22	(.03)	.95	.92	—	—	—	—	12.14	8.23		26,160	2.09		2.09		(.02)		N/A		N/A		25
2011	12.14	.08	(.12)	(.04)	.09	—	—	.09	12.01	(.44)		19,635	2.04		2.04		.66		N/A		N/A		24
2012	12.01	.10	3.58	3.68	.05	—	—	.05	15.64	30.71		27,306	1.99		1.99		.63		N/A		N/A		22
2013	15.64	.06	3.67	3.73	.11	—	—	.11	19.26	24.02		27,762	1.96		1.96		.37		N/A		N/A		20
2014 ^	19.26	—	1.96	1.96	—	.68	—	.68	20.54	10.19	†	27,314	1.96	††	1.96	††	.03	††	N/A		N/A		12	†
Advisor Class
2013 ■	18.49	.13	2.00	2.13	.08	—	—	.08	20.54	11.53	†	1.97		††	.97	††	1.31	††	4.60	%††	(2.32	)%††	20
2014 ^	20.54	.10	2.12	2.22	.11	.68	—	.79	21.97	10.85	†	1.93		††	.93	††	1.06	††	2.30	††	(.31	)††	12	†
Institutional Class
2013 ■	18.49	.15	2.00	2.15	.09	—	—	.09	20.55	11.64	†	1.78		††	.78	††	1.50	††	4.19	††	(1.91	)††	20
2014 ^	20.55	.13 ⌘	2.11	2.24	.19	.68	—	.87	21.92	10.92	†	9,260.75		††	.75	††	1.24	††	N/A		N/A		12	†
GLOBAL FUND
Class A
2009	$ 5.75	$.02	$—	$.02	$.02	$—	$.02	$.04	$5.73	.53%		$249,206	1.90%		1.90%		.38%		1.93%		.35%		141%
2010	5.73	—	.42	.42	.01	—	—	.01	6.14	7.33		269,075	1.72		1.72		.04		1.75		.01		92
2011	6.14	.01	(.61)	(.60)	—	—	—	—	5.54	(9.77)		241,494	1.67		1.67		.18		1.70		.15		103
2012	5.54	.03	1.24	1.27	.02	—	—	.02	6.79	22.88		283,328	1.68		1.69		.44		1.70		.42		94
2013	6.79	.05	1.20	1.25	.03	—	—	.03	8.01	18.56		317,329	1.60		1.61		.66		1.62		.65		92
2014 ^	8.01	—	.54	.54	.04	.11	—	.15	8.40	6.70	†	382,266	1.51	††	1.51	††	(.05	)††	1.56	††	(.10	)††	98	†
Class B
2009	5.09	(.03)	—	(.03)	.01	—	.02	.03	5.03	(.37)		7,339	2.60		2.60		(.32)		2.63		(.35)		141
2010	5.03	(.06)	.39	.33	—	—	—	—	5.36	6.56		6,551	2.42		2.42		(.66)		2.45		(.69)		92
2011	5.36	(.09)	(.46)	(.55)	—	—	—	—	4.81	(10.26)		4,515	2.37		2.37		(.55)		2.40		(.58)		103
2012	4.81	(.09)	1.15	1.06	.01	—	—	.01	5.86	21.99		4,388	2.38		2.39		(.27)		2.40		(.29)		94
2013	5.86	(.07)	1.09	1.02	.02	—	—	.02	6.86	17.55		4,419	2.36		2.36		(.10)		2.38		(.12)		92
2014 ^	6.86	(.07)	.51	.44	—	.11	—	.11	7.19	6.37	†	4,298	2.34	††	2.34	††	(.90	)††	2.39	††	(.95	)††	98	†
Advisor Class
2013 ■	7.28	.06	.67	.73	—	—	—	—	8.01	10.03	†	1	1.27	††	1.27	††	1.46	††	4.88	††	(2.15	)††	92
2014 ^	8.01	.03	.51	.54	—	.11	—	.11	8.44	6.70	†	1	1.24	††	1.24	††	.22	††	2.79	††	(1.33	)††	98	†
Institutional Class
2013 ■	7.28	.06	.68	.74	—	—	—	—	8.02	10.17	†	1	1.14	††	1.14	††	1.55	††	4.59	††	(1.90	)††	92
2014 ^	8.02	.02 ⌘	.54	.56	—	.11	—	.11	8.47	6.95	†	2,875	1.05	††	1.05	††	.39	††	1.10	††	.34	††	98	†

180	181

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

		P E R S H A R E D A T A												R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions														Ratio to Average Net
		Investment Operations			from									Ratio to Average					Assets Before Expenses
														Net Assets**					Waived or Assumed
	Net Asset	Net	Net Realized							Net Asset								Net
	Value,	Investment	and Unrealized	Total from	Net		Net			Value,			Net Assets	Net Expenses		Net Expenses		Investment			Net		Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment		Realized	Total		End of	Total		End of Period	After Fee		Before Fee		Income			Investment		Turnover
	of Period	(Loss)	Investments	Operations	Income		Gain	Distributions		Period	Return*		(in thousands)	Credits		Credits(a)		(Loss)	Expenses(a)		Income (Loss)		Rate
SELECT GROWTH FUND
Class A
2009	$6.69	$(.02)	$(1.34)	$(1.36)	$—		—	$—		$5.33	(20.33)%		$169,930	1.67%		1.67%		(.51)%	N/A		N/A		120%
2010	5.33	(.03)	.49	.46	—		—	—		5.79	8.63		183,556	1.56		1.56		(.48)	N/A		N/A		98
2011	5.79	(.02)	.54	.52	—		—	—		6.31	8.98		203,243	1.45		1.45		(.28)	N/A		N/A		62
2012	6.31	(.03)	1.70	1.67	—		—	—		7.98	26.47		271,019	1.42		1.42		(.35)	N/A		N/A		53
2013	7.98	.02	1.24	1.26	—		—	—		9.24	15.79		315,833	1.35		1.35		.25	N/A		N/A		71
2014 ^	9.24	—	1.40	1.40	.00	⇟	—	.00	⇟	10.64	15.20	†	355,490	1.28	††	1.28	††	.00 ††	N/A		N/A		21	†
Class B
2009	6.25	(.06)	(1.25)	(1.31)	—		—	—		4.94	(20.96)		10,495	2.37		2.37		(1.21)	N/A		N/A		120
2010	4.94	(.07)	.46	.39	—		—	—		5.33	7.90		8,423	2.26		2.26		(1.18)	N/A		N/A		98
2011	5.33	(.07)	.51	.44	—		—	—		5.77	8.26		6,692	2.15		2.15		(.98)	N/A		N/A		62
2012	5.77	(.09)	1.57	1.48	—		—	—		7.25	25.65		5,853	2.12		2.12		(1.07)	N/A		N/A		53
2013	7.25	(.06)	1.15	1.09	—		—	—		8.34	15.03		5,308	2.10		2.10		(.48)	N/A		N/A		71
2014 ^	8.34	(.06)	1.28	1.22	—		—	—		9.56	14.63	†	5,402	2.06	††	2.06	††	(.79 )††	N/A		N/A		21	†
Advisor Class
2013 ■	8.46	.01	.79	.80	—		—	—		9.26	9.46	†	1	1.02	††	1.02	††	.25 ††	4.63	%††	(3.36	)%††	71
2014 ^	9.26	—	1.40	1.40	—		—	—		10.66	15.12	†	1	1.02	††	1.02	††	.26 ††	2.35	††	(1.07	)††	21	†
Institutional Class
2013 ■	8.46	.02	.79	.81	—		—	—		9.27	9.57	†	1.89		††	.89	††	.39 ††	4.32	††	(3.04	)††	71
2014 ^	9.27	.02 ⌘	1.41	1.43	—		—	—		10.70	15.43	†	2,832.84		††	.84	††	.45 ††	N/A		N/A		21	†
OPPORTUNITY FUND
Class A
2009	$22.99	$.01	$(1.61)	$(1.60)	$—		$.63	$.63		$20.76	(6.24)%		$355,324	1.58%		1.58%		.09%	N/A		N/A		35%
2010	20.76	.05	2.65	2.70	—		—	—		23.46	13.01		402,117	1.44		1.44		.24	N/A		N/A		40
2011	23.46	.17	.49	.66	.05		—	.05		24.07	2.77		415,392	1.36		1.36		.62	N/A		N/A		37
2012	24.07	.26	6.10	6.36	.17		.89	1.06		29.37	26.99		529,886	1.35		1.35		.94	N/A		N/A		36
2013	29.37	.18	9.64	9.82	.26		.80	1.06		38.13	34.47		726,942	1.28		1.28		.56	N/A		N/A		40
2014 ^	38.13	.03	4.27	4.30	.16		2.43	2.59		39.84	11.24	†	816,407	1.21	††	1.21	††	.14 ††	N/A		N/A		20	†
Class B
2009	20.41	(.10)	(1.47)	(1.57)	—		.63	.63		18.21	(6.90)		23,121	2.28		2.28		(.61)	N/A		N/A		35
2010	18.21	(.14)	2.37	2.23	—		—	—		20.44	12.25		20,130	2.14		2.14		(.52)	N/A		N/A		40
2011	20.44	(.10)	.52	.42	.01		—	.01		20.85	2.04		15,025	2.06		2.06		(.04)	N/A		N/A		37
2012	20.85	.01	5.31	5.32	.13		.89	1.02		25.15	26.12		13,129	2.05		2.05		.15	N/A		N/A		36
2013	25.15	(.12)	8.26	8.14	.22		.80	1.02		32.27	33.49		13,677	2.02		2.02		(.18)	N/A		N/A		40
2014 ^	32.27	(.11)	3.61	3.50	—		2.43	2.43		33.34	10.79	†	13,352	2.00	††	2.00	††	(.66 )††	N/A		N/A		20	†
Advisor Class
2013 ■	33.13	.16	4.89	5.05	—		—	—		38.18	15.24	†	1.98		††	.98	††	.91 ††	4.48	%††	(2.59	)%††	40
2014 ^	38.18	— ⌘	4.31	4.31	—		2.43	2.43		40.06	11.26	†	8.98		††	.98	††	.37 ††	2.41	††	(1.06	)††	20	†
Institutional Class
2013 ■	33.13	.19	4.89	5.08	—		—	—		38.21	15.33	†	1.85		††	.85	††	1.06 ††	4.17	††	(2.26	)††	40
2014 ^	38.21	.11 ⌘	4.28	4.39	.17		2.43	2.60		40.00	11.46	†	3,479.79		††	.80	††	.57 ††	N/A		N/A		20	†

182	183

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A											R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions													Ratio to Average Net
		Investment Operations			from							Ratio to Average						Assets Before Expenses
												Net Assets**						Waived or Assumed
	Net Asset	Net	Net Realized					Net Asset								Net				Net
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Net Expenses		Investment				Investment		Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Income				Income		Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return*		in thousands)	Credits		Credits(a)		(Loss)		Expenses(a)		(Loss)		Rate
SPECIAL SITUATIONS FUND
Class A
2009	$20.15	$.03	$(1.23)	$(1.20)	$.02	$.53	$.55	$18.40	(5.28)%		$246,063	1.64%		1.64%		.22%		1.82%		.04%		55%
2010	18.40	(.05)	2.31	2.26	—	—	—	20.66	12.28		274,074	1.52		1.52		(.28)		1.65		(.41)		64
2011	20.66	.03	1.03	1.06	—	—	—	21.72	5.13		285,220	1.44		1.44		.13		1.54		.03		73
2012	21.72	.01	4.46	4.47	.03	1.76	1.79	24.40	21.19		342,939	1.43		1.43		.03		1.53		(.07)		41
2013	24.40	.11	4.68	4.79	.12	1.00	1.12	28.07	20.47		412,102	1.39		1.39		.42		1.47		.34		110
2014 ^	28.07	.01	3.13	3.14	—	4.60	4.60	26.61	11.48	†	453,871	1.35	††	1.35	††	.06	††	1.41	††	.00	††	35	†
Class B
2009	17.81	(.10)	(1.09)	(1.19)	—	.53	.53	16.09	(5.99)		8,856	2.34		2.34		(.48)		2.52		(.66)		55
2010	16.09	(.25)	2.11	1.86	—	—	—	17.95	11.56		7,577	2.22		2.22		(.94)		2.35		(1.07)		64
2011	17.95	(.13)	.92	.79	—	—	—	18.74	4.40		5,884	2.14		2.14		(.55)		2.24		(.65)		73
2012	18.74	(.15)	3.84	3.69	—	1.76	1.76	20.67	20.33		5,085	2.13		2.13		(.67)		2.23		(.77)		41
2013	20.67	(.10)	3.96	3.86	.08	1.00	1.08	23.45	19.62		4,932	2.13		2.13		(.29)		2.21		(.37)		110
2014 ^	23.45	(.08)	2.58	2.50	—	4.60	4.60	21.35	10.97	†	5,000	2.19	††	2.19	††	(.79	)††	2.26	††	(.86	)††	35	†
Advisor Class
2013 ■	25.71	.01	2.37	2.38	—	—	—	28.09	9.26	†	1	1.16	††	1.16	††	.08	††	4.82	††	(3.58	)††	110
2014 ^	28.09	(.01)	3.13	3.12	—	4.60	4.60	26.61	11.40	†	1	1.08	††	1.08	††	.32	††	2.68	††	(1.28	)††	35	†
Institutional Class
2013 ■	25.71	.06	2.37	2.43	—	—	—	28.14	9.45	†	1.84		††	.84	††	.42	††	4.43	††	(3.17	)††	110
2014 ^	28.14	.07 ⌘	3.13	3.20	—	4.60	4.60	26.74	11.68	†	5,851.90		††	.90	††	.52	††	.96	††	.46	††	35	†
INTERNATIONAL FUND
Class A
2009	$ 9.48	$.29	$(.74)	$(.45)	$.13	—	$.13	$ 8.90	(4.52)%		$107,645	2.20%		2.20%		1.16%		N/A		N/A		60%
2010	8.90	.15	1.15	1.30	.02	—	.02	10.18	14.63		129,570	1.97		1.97		1.33		N/A		N/A		32
2011	10.18	.12	(.59)	(.47)	.17	—	.17	9.54	(4.70)		128,479	1.88		1.88		1.20		N/A		N/A		30
2012	9.54	.10	2.20	2.30	.16	—	.16	11.68	24.34		165,797	1.82		1.82		.86		N/A		N/A		41
2013	11.68	.04	.81	.85	—	—	—	12.53	7.28		215,873	1.71		1.71		.34		N/A		N/A		31
2014 ^	12.53	.02	.68	.70	.02	—	.02	13.21	5.63	†	222,333	1.65	††	1.65	††	.25	††	N/A		N/A		19	†
Class B
2009	9.33	.22	(.72)	(.50)	.12	—	.12	8.71	(5.19)		3,401	2.90		2.90		.46		N/A		N/A		60
2010	8.71	.08	1.12	1.20	—	—	—	9.91	13.78		3,569	2.67		2.67		.59		N/A		N/A		32
2011	9.91	.01	(.52)	(.51)	.16	—	.16	9.24	(5.30)		2,983	2.58		2.58		.30		N/A		N/A		30
2012	9.24	(.04)	2.19	2.15	.14	—	.14	11.25	23.50		3,328	2.52		2.52		(.02)		N/A		N/A		41
2013	11.25	(.11)	.84	.73	—	—	—	11.98	6.49		3,200	2.46		2.46		(.45)		N/A		N/A		31
2014 ^	11.98	(.06)	.68	.62	—	—	—	12.60	5.18	†	3,241	2.51	††	2.51	††	(.58	)††	N/A		N/A		19	†
Advisor Class
2013 ■	12.79	.06	(.30)	(.24)	—	—	—	12.55	(1.88	)†	1	1.45	††	1.45	††	.97	††	5.30	%††	(2.88	)%††	31
2014 ^	12.55	.02	.68	.70	—	—	—	13.25	5.58	†	1	1.36	††	1.36	††	.54	††	3.14	††	(1.24	)††	19	†
Institutional Class
2013 ■	12.79	.08	(.31)	(.23)	—	—	—	12.56	(1.80	)†	1	1.19	††	1.19	††	1.23	††	4.84	††	(2.42	)††	31
2014 ^	12.56	.05 ⌘	.70	.75	—	—	—	13.31	5.97	†	2,290	1.17	††	1.17	††	.81	††	1.17	††	.81	††	19	†

184	See notes to financial statements	185

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

* Calculated without sales charges.
** Net of expenses waived or assumed (Note 3).
† Not annualized
†† Annualized
^ For the period October 1, 2013 to March 31, 2014.
■ For the period April 1, 2013 (commencement of operations) to September 30, 2013.
(a) The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1G).
(b) Prior to September 4, 2012, known as Value Fund.
⌘ Based on average shares during the period.
⇟ Due to rounding, amount is less than .005 per share.

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186	187

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Income Funds and First Investors Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Cash Management Fund, Government Fund, Investment Grade Fund, Strategic Income Fund, International Opportunities Bond Fund, Floating Rate Fund and Fund For Income (each a series of First Investors Income Funds), and the Total Return Fund, Equity Income Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund, and International Fund (each a series of First Investors Equity Funds), as of March 31, 2014, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

188

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Fund, Government Fund, Investment Grade Fund, Strategic Income Fund, International Opportunities Bond Fund, Floating Rate Fund, Fund For Income, Total Return Fund, Equity Income Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund, as of March 31, 2014, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
May 28, 2014

189

Board Considerations of Advisory Contracts and Fees
(unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND

Consideration of the Investment Advisory Agreement with respect to the First Investors Limited Duration High Quality Bond Fund

At the February 20, 2014 meeting (the “February Meeting”) of the Board of Trustees (the “Board”) of the First Investors Income Funds (the “Trust”), the Board, including a majority of the Independent Trustees, discussed and approved, for the new First Investors Limited Duration High Quality Bond Fund (the “New Fund”), the investment advisory agreement (the “Advisory Agreement”) with First Investors Management Company, Inc. (“FIMCO”).

The Trustees were provided with detailed materials relating to the New Fund and FIMCO in advance of and at the February Meeting. The material factors and conclusions that formed the basis for the approval of the Advisory Agreement are discussed below. In addition, the Trustees met in person with FIMCO, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to receive information on, and discuss the approval of, the Advisory Agreement.

In making their determinations, the Trustees took into account management style, investment strategies, investment philosophy and process, FIMCO’s past performance, FIMCO’s personnel that would be serving the New Fund, and prevailing market conditions. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by FIMCO, including the terms of the Advisory Agreement and information regarding fee arrangements, including the structure of the advisory fee, the method of computing fees, and the frequency of payment of fees. Among other things, the Trustees also reviewed information comparing the New Fund’s advisory fee and total expenses with a peer group of other similar funds compiled by Lipper, Inc., an independent provider of investment company data.

After extensive discussion and consideration among themselves, and with FIMCO, Trust counsel and Independent Legal Counsel, including during an executive session with Independent Legal Counsel held the previous day, the Trustees concluded the following with respect to the New Fund:

• The nature and extent of the investment advisory services to be provided to the New Fund by FIMCO were consistent with the terms of the Advisory Agreement.

• The prospects for satisfactory investment performance of the New Fund were reasonable;

• Shareholders of the New Fund may benefit from economies of scale in the future as assets grow due to breakpoints included in the fee schedule for the Advisory Agreement;

190

• Total expenses of the New Fund would be capped under an expense limitation agreement pursuant to which FIMCO or the New Fund’s transfer agent, an affiliate of FIMCO, will limit total annual operating expenses to a certain level for each class of shares of the New Fund;

• The cost of services to be provided by FIMCO to the New Fund and the profits to be realized by FIMCO and its affiliates from their relationship with the New Fund would be assessed after a reasonable period of New Fund operations; and

• FIMCO may receive certain “fall out” or ancillary benefits by obtaining research and other services from broker-dealers that execute brokerage transactions for the New Fund.

* * *

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, concluded that the approval of the New Fund’s Advisory Agreement was in the best interests of the New Fund and its shareholders and unanimously approved such Agreement.

191

FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Trustees
Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers
Derek Burke
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

192

Shareholder Information

Investment Adviser	Underwriter
First Investors Management	First Investors Corporation
Company, Inc.	40 Wall Street
40 Wall Street	New York, NY 10005
New York, NY 10005
Custodian
Subadviser	(Income Funds except Strategic Income
(International Opportunities Bond Fund)	Fund and International Opportunities
Brandywine Global Investment	Bond Fund)
Management, LLC	The Bank of New York Mellon
2929 Arch Street	One Wall Street
Philadelphia, PA 19104	New York, NY 10286

Subadviser	Custodian
(Floating Rate Fund and Fund For Income)	(Strategic Income Fund, International
Muzinich & Co., Inc.	Opportunities Bond Fund and the
450 Park Avenue	Equity Funds)
New York, NY 10022	Brown Brothers Harriman & Co.
50 Post Office Square
Subadviser	Boston, MA 02110
(Global Fund)
Wellington Management Company, LLP	Transfer Agent
280 Congress Street	Administrative Data Management Corp.
Boston, MA 02210	Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620
Subadviser
(Select Growth Fund)	Independent Registered Public
Smith Asset Management Group, L.P.	Accounting Firm
100 Crescent Court	Tait, Weller & Baker LLP
Dallas, TX 75201	1818 Market Street
Philadelphia, PA 19103
Subadviser
(International Fund)	Legal Counsel
Vontobel Asset Management, Inc.	K&L Gates LLP
1540 Broadway	1601 K Street, N.W.
New York, NY 10036	Washington, D.C. 20006

193

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

194

NOTES

195

NOTES

196

NOTES

197

Item 2. Code of Ethics

Not applicable for semi-annual report

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments for semi-annual report

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Not applicable for semi-annual report

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By	/S/	DEREK BURKE
Derek Burke
President and Principal Executive Officer

Date:		May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/	DEREK BURKE
Derek Burke
President and Principal Executive Officer

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:		May 28, 2014